                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                            AMERICAN GROWTH SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)
                                  MAY 1, 2001

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2001 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.





VA-225-01

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
The Company...............................................................  II-3
Services Relating to the Variable Account.................................  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-33
Annuity Payments.......................................................... II-33
Hypothetical Illustrations of Annuity Income Payouts...................... II-35
Historical Illustrations of Annuity Income Payouts........................ II-39
The Fixed Account......................................................... II-43
Experts................................................................... II-44
Legal Matters............................................................. II-44
Appendix A................................................................ II-45
Financial Statements......................................................   F-1

                                  THE COMPANY

  New England Life Insurance Company ("The Company") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

  The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

  Auditors. Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, conducts an annual audit of the Variable Account's financial statements.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 1998, 1999 and 2000, the Company paid commissions in the amount of $10,931,428.85, $13,588,577.45, and $14,406,330.95 respectively.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media. See Appendix A of this Statement of Additional Information.

  The advertising and sales literature for the Contracts and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

  The tables below illustrate hypothetical Average Annual Total Returns for each Sub-Account for the periods shown, based on the actual investment experience of the Sub-Accounts, the New England Zenith Fund (the "Zenith Fund"), the Metropolitan Fund, the Met Investors Series Trust and the American Variable Insurance Series during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July 1994. The Contracts were not available before August 1998. The following Series of New England Zenith Fund ("Zenith Fund") commenced operations as follows: Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series, August 26, 1983; Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series, October 31, 1994; Harris Oakmark Mid Cap Value Series (formerly Goldman Sachs Midcap Value Series), April 30, 1993; Loomis Sayles Small Cap Series, May 2, 1994; MFS Investors Trust Series and MFS Research Managers Series, April 30, 1999; and Westpeak Growth and Income Series, April 30, 1993. The following Portfolios of Metropolitan Series Fund, Inc. ("Metropolitan Series Fund") commenced operations as follows: Lehman Brothers Aggregate Bond Index Portfolio, November 9, 1998; Janus Mid Cap Portfolio, March 3, 1997; MetLife Stock Index Portfolio, May 1, 1990; Neuberger Berman Partners Mid Cap Value Portfolio, November 9, 1998; Putnam Large Cap Growth Portfolio, May 1, 2000; Morgan Stanley EAFE Index Portfolio, November 9, 1998; Putnam International Stock Portfolio, October 31, 1994 (on December 1, 2000, Putnam International Stock Portfolio was substituted for Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract; Morgan Stanley International Magnum Equity Series commenced operations on October 31, 1994; performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); Russell 2000 Index Portfolio, November 9, 1998; and State Street Research Investment Trust Portfolio, June 24, 1983 (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available). The following Portfolio of Met Investors Series Trust ("Met Investors Series") commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996. The following Funds of American Funds Insurance Series ("American Funds") commenced operations as follows: American Funds Growth Fund and American Funds Growth-Income Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998.

  We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted, although the actual charge will be the lesser of 2% of Contract Value and $30 (and may be waived for certain large Contracts). Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2000 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 2000 to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on December 31, 2000. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Average Annual Total Returns assume that no premium tax charge has been deducted.

  Sub-account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Back Bay Advisors Money Market
Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -3.74%
      5 Years.........................................................   0.60%
      Since Inception of the Sub-Account..............................   0.70%

  For purchase payment allocated to the Back Bay Advisors Bond Income
Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -1.95%
      5 Years.........................................................   1.65%
      Since Inception of the Sub-Account..............................   3.47%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -2.82%
      5 Years.........................................................   2.55%
      Since Inception of the Sub-Account..............................   4.27%

  For purchase payment allocated to the Salomon Brothers U.S. Government
Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................   0.20%
      5 Years.........................................................   1.15%
      Since Inception of the Sub-Account..............................   2.33%

  For purchase payment allocated to the Balanced Sub-Account*

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -11.33%
      5 Years.........................................................   2.25%
      Since Inception of the Sub-Account..............................   4.35%

  For purchase payment allocated to the Alger Equity Growth Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -22.31%
      5 Years.........................................................  15.42%
      Since Inception of the Sub-Account..............................  18.61%

  For purchase payment allocated to the Davis Venture Value Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -0.70%
      5 Years.........................................................  15.86%
      Since Inception of the Sub-Account..............................  18.09%

--------
* Wellington Management Company, LLP became the sub-adviser on May 1, 2000. Prior to that time, Loomis Sayles & Company, LLP served as sub-adviser.

  For purchase payment allocated to the Harris Oakmark Mid Cap Value Sub-
Account*

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year.............................................................. 9.76%
      5 Years............................................................. 5.03%
      Since Inception of the Sub-Account.................................. 7.86%

  For purchase payment allocated to the Loomis Sayles Small Cap Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -4.65%
      5 Years.........................................................  13.27%
      Since Inception of the Sub-Account..............................  15.22%

  For purchase payment allocated to the MFS Investors Trust Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -9.68%
      Since Inception of the Sub-Account..............................  -7.81%

  For purchase payment allocated to the MFS Research Managers Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -12.94%
      Since Inception of the Sub-Account..............................  -1.96%

  For purchase payment allocated to the Westpeak Growth and Income Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -14.35%
      5 Years.........................................................  11.23%
      Since Inception of the Sub-Account..............................  14.17%

  For purchase payment allocated to the Putnam Large Cap Growth Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      Since Inception of the Sub-Account.............................. -46.03%

  For purchase payment allocated to the Putnam International Stock Sub-
Account**
  (previously the Morgan Stanley International Magnum Equity Sub-Account)

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -19.06%
      5 Years.........................................................   0.05%
      Since Inception of the Sub-Account..............................   0.41%

--------
* Harris Associates L.P. became the sub-adviser on May 1, 2000. Prior to that time, other entities served as sub-adviser.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

  For purchase payment allocated to the Back Bay Advisors Money Market Series

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -3.74%
      5 Years.........................................................   0.60%
      10 years........................................................   0.53%
      Since Inception of the Fund.....................................   2.51%

  For purchase payment allocated to the Back Bay Advisors Bond Income Series

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -1.95%
      5 Years.........................................................   1.65%
      10 years........................................................   4.82%
      Since Inception of the Fund.....................................   6.25%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -2.82%
      5 Years.........................................................   2.55%
      Since Inception of the Fund.....................................   4.39%

  For purchase payment allocated to the Salomon Brothers U.S. Government Series

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................   0.20%
      5 years.........................................................   1.15%
      Since Inception of the Fund.....................................   2.94%

  For purchase payment allocated to the Balanced Series*

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -11.33%
      5 Years.........................................................   2.25%
      Since Inception of the Fund.....................................   5.25%

  For purchase payment allocated to the Alger Equity Growth Series

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -22.31%
      5 Years.........................................................  15.42%
      Since Inception of the Fund.....................................  18.76%

  For purchase payment allocated to the Davis Venture Value Series

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -0.70%
      5 Years.........................................................  15.86%
      Since Inception of the Fund.....................................  17.85%

--------
 * Wellington Management Company, LLP became the sub-adviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as sub-adviser.

  For purchase payment allocated to the Harris Oakmark Mid Cap Value Series*

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................   9.76%
      5 Years.........................................................   5.03%
      Since Inception of the Fund.....................................   8.02%

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -4.65%
      5 Years.........................................................  13.27%
      Since Inception of the Fund.....................................  12.64%

  For purchase payment allocated to the MFS Investors Trust Series

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -9.68%
      Since Inception of the Fund.....................................  -5.89%

  For purchase payment allocated to the MFS Research Managers Series

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -12.94%
      Since Inception of the Fund.....................................   1.47%

  For purchase payment allocated to the Westpeak Growth and Income Series

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -14.35%
      5 Years.........................................................  11.23%
      Since Inception of the Fund.....................................  12.44%

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index
Portfolio

                          PERIOD ENDING DECEMBER 31, 1999
                          -------------------------------
      1 Year..........................................................   0.86%
      Since Inception of the Fund.....................................  -1.69%

  For purchase payment allocated to the Janus Mid Cap Portfolio

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -38.86%
      Since Inception of the Fund.....................................  25.05%

  For purchase payment allocated to the MetLife Stock Index Portfolio

                          PERIOD ENDING DECEMBER 31, 1999
                          -------------------------------
      1 Year.......................................................... -18.48%
      5 Years.........................................................  13.64%
      10 Years........................................................  13.29%
      Since Inception of the Fund.....................................  12.29%

--------
* Harris Associates L.P. became the sub-adviser on May 1, 2000. Prior to that time, other entities served as sub-adviser.

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  17.12%
      Since Inception of the Fund.....................................  18.52%

  For purchase payment allocated to the Putnam Large Cap Growth Portfolio

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      Since Inception of the Fund..................................... -46.03%

  For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                          PERIOD ENDING DECEMBER 31, 1999
                          -------------------------------
      1 Year.......................................................... -23.21%
      Since Inception of the Fund.....................................   0.35%

  For purchase payment allocated to the Putnam International Stock Portfolio*

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -19.06%
      5 Years.........................................................   0.05%
      Since Inception of the Fund.....................................   0.79%

  For purchase payment allocated to the Russell 2000 Index Portfolio

                          PERIOD ENDING DECEMBER 31, 1999
                          -------------------------------
      1 Year.......................................................... -13.25%
      Since Inception of the Fund.....................................   4.04%

  For purchase payment allocated to the State Street Research Investment Trust
Portfolio

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -15.54%
      5 Years.........................................................  13.16%
      10 Years........................................................  13.54%
      Since Inception of the Fund.....................................  10.88%

  For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio+

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -9.03%
      Since Inception of the Fund.....................................   3.38%

--------
* On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc., served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.
+ The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 fee.

  For purchase payment allocated to the American Funds Growth Fund

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -5.62%
      5 Years.........................................................  22.24%
      10 Years........................................................  18.41%
      Since Inception of the Fund.....................................  15.31%

  For purchase payment allocated to the American Funds Growth-Income Fund

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year..........................................................  -2.38%
      5 Years.........................................................  11.63%
      10 Years........................................................  11.71%
      Since Inception of the Fund.....................................  11.80%

  For purchase payment allocated to the American Funds Global Small
Capitalization Fund

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year.......................................................... -25.16%
      Since Inception of the Fund.....................................  14.40%

  The following chart illustrates how the Average Annual Total Return was determined for the five year period ending December 31, 2000 for the sub-account investing in the Back Bay Advisors Bond Income Series based on the assumptions used above. The units column below shows the number of Accumulation Units hypothetically purchased by the $1000 investment in the Series in the first year. The Units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The illustration assumes no premium tax charge is deducted.

  The Unit Values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The Unit Values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      AVERAGE
                                          UNIT   CONTRACT SURRENDER ANNUAL TOTAL
   DATE                         UNITS    VALUE    VALUE     VALUE      RETURN
   ----                        -------- -------- -------- --------- ------------
   December 31, 1996.......... 321.6703  3.11325 1001.44    947.36     -5.26%
   December 31, 1997.......... 312.8575 3.404265 1065.05   1017.13      0.85%
   December 31, 1998.......... 304.6636 3.660529 1115.23   1075.23      2.45%
   December 31, 1999..........  296.313 3.592823  1064.6   1035.86      0.88%
   December 31, 2000.......... 288.4828 3.831633 1105.36   1085.47      1.65%

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: (i) for the following Series of the Zenith Fund: September 1, 1983 for Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series; November 1, 1994 for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series; May 1, 1993 for Harris Oakmark Mid Cap Value Series; May 2, 1994 for Loomis Sayles Small Cap Series; May 1, 1999 for MFS Investors Trust Series and MFS Research Managers; and May 1, 1993 for Westpeak Growth and Income Series; (ii) for the following Portfolios of the Metropolitan Series Fund: December 1, 1998 for Lehman Brothers Aggregate Bond Index Portfolio; March 3, 1997 for Janus Mid Cap Portfolio; May 1, 1990 for MetLife Stock Index Portfolio; December 1, 1998 for Neuberger Berman Partners Mid Cap Value Portfolio; May 1, 2000 for Putnam Large Cap Growth Portfolio; December 1, 1998 for Morgan Stanley EAFE Index Portfolio; November 1, 1994 for Putnam International Stock Portfolio (performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); December 1, 1998 for Russell 2000 Index Portfolio; and July 1, 1983 for State Street Research Investment Trust Portfolio (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); (iii) for the following Portfolio of Met Investors Series: May 1, 1996 for Lord Abbett Bond Debenture Portfolio; and
(iv) for the following Funds of the American Funds: March 1, 1984 for American Funds Growth Fund and American Funds Growth-Income Fund; and May 1, 1998 for American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender. During the period when the Contingent Deferred Sales Charge applies, the percentage return on Surrender Value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on Surrender Value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first chart, the Contract Value and Surrender Value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted on surrender.

  In the second and third charts, the difference between the Contract Value or Surrender Value at the beginning and at the end of each year is divided by the beginning Contract Value or Surrender Value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or Surrender Value and dividing it by $10,000. The Annual Effective Rate of Return in this illustration is calculated in the same manner as the Average Annual Total Return described in the preceding illustration, assuming that no premium tax charge is deducted on surrender.

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                               INVESTMENT RESULTS
                               CONTRACT VALUE(1)

                                           SALOMON
                   BACK BAY   BACK BAY    BROTHERS     SALOMON                                       HARRIS     LOOMIS
                   ADVISORS   ADVISORS    STRATEGIC    BROTHERS                ALGER      DAVIS     OAKMARK     SAYLES
                    MONEY       BOND        BOND         U.S.                  EQUITY    VENTURE    MID CAP     SMALL
                    MARKET     INCOME   OPPORTUNITIES GOVERNMENT BALANCED(2)   GROWTH     VALUE     VALUE(3)     CAP
                  ---------- ---------- ------------- ---------- ----------- ---------- ---------- ---------- ----------
As of December 31:
 1983............ $10,256.90 $10,337.67
 1984............  11,167.87  11,445.98
 1985............  11,891.93  13,372.34
 1986............  12,494.00  15,111.94
 1987............  13,093.94  15,209.14
 1988............  13,851.97  16,221.84
 1989............  14,893.43  17,933.29
 1990............  15,858.00  19,081.33
 1991............  16,578.78  22,162.98
 1992............  16,938.41  23,611.58
 1993............  17,169.20  26,189.62                                                            $11,366.57
 1994............  17,573.10  24,928.24  $ 9,838.07   $10,037.26 $ 9,967.47  $ 9,694.22 $ 9,628.18  11,147.74 $ 9,587.79
 1995............  18,286.71  29,762.30   11,551.12    11,354.32  12,234.95   14,185.73  13,193.69  14,294.36  12,146.27
 1996............  18,925.00  30,666.44   12,993.93    11,536.13  14,072.65   15,798.75  16,338.34  16,543.95  15,616.68
 1997............  19,627.81  33,501.82   14,201.85    12,308.95  16,091.52   19,541.57  21,477.28  19,105.05  19,189.74
 1998............  20,343.50  35,992.44   14,259.18    13,031.10  17,281.74   28,441.73  24,198.88  17,786.31  18,575.54
 1999............  21,026.50  35,296.23   14,233.57    12,842.26  16,149.16   37,584.64  28,010.74  17,572.66  24,092.64
 2000............  21,994.74  37,611.56   15,018.36    13,957.30  15,590.91   31,964.93  30,212.89  20,836.42  24,997.18
                                         WESTPEAK
                     MFS        MFS       GROWTH
                  INVESTORS   RESEARCH     AND
                    TRUST     MANAGERS    INCOME
                  ---------- ---------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............                       $11,317.31
 1994............                        10,995.38
 1995............                        14,760.65
 1996............                        17,154.34
 1997............                        22,540.94
 1998............                        27,630.60
 1999............ $10,188.94 $11,868.01  29,764.38
 2000............  10,003.37  11,250.99  27,811.53

                                                                                                            NEUBERGER
                                PUTNAM                LEHMAN                                    STATESTREET   BERMAN
                    PUTNAM       LARGE               BROTHERS   METLIFE     MORGAN               RESEARCH    PARTNERS
                 INTERNATIONAL    CAP    JANUS MID  AGGREGATE    STOCK     STANLEY    RUSSELL   INVESTMENT   MID CAP
                   STOCK(4)     GROWTH      CAP     BOND INDEX   INDEX    EAFE INDEX 2000 INDEX    TRUST      VALUE
                 ------------- --------- ---------- ---------- ---------- ---------- ---------- ----------- ----------
As of December 31:
1983............                                                                                $ 9,648.91
1984............                                                                                  9,510.99
1985............                                                                                 12,577.86
1986............                                                                                 13,613.63
1987............                                                                                 14,327.10
1988............                                                                                 15,554.85
1989............                                                                                 20,190.22
1990............                                               $10,078.61                        18,763.55
1991............                                                12,834.52                        24,521.24
1992............                                                13,527.54                        26,874.01
1993............                                                14,549.90                        30,210.28
1994............  $10,237.00                                    14,448.21                        28,724.86
1995............   10,692.43                                    19,419.32                        37,580.35
1996............   11,215.69                                    23,393.09                        45,121.08
1997............   10,886.69             $12,649.52             30,367.02                        56,952.19
1998............   11,484.84              17,030.64 $10,002.91  38,268.68 $10,542.66 $10,574.80  71,775.06  $10,528.70
1999............   14,079.55              37,283.40   9,675.59  45,444.57  12,914.72  12,726.32  83,605.43   12,150.90
2000............   12,438.46   $7,232.42  25,200.52  10,575.87  40,496.25  10,839.69  12,019.96  77,126.66   15,292.58
                                                       AMERICAN
                     LORD                 AMERICAN      FUNDS
                    ABBETT     AMERICAN    FUNDS        GLOBAL
                     BOND       FUNDS     GROWTH-       SMALL
                 DEBENTURE(5)   GROWTH     INCOME   CAPITALIZATION
                 ------------ ---------- ---------- --------------
As of December 31:
1983............
1984............              $10,037.62 $10,735.75
1985............               11,793.50  14,421.54
1986............               15,048.46  17,246.50
1987............               15,927.08  16,988.88
1988............               17,868.62  19,020.95
1989............               22,953.80  23,356.31
1990............               21,493.02  22,281.88
1991............               28,062.78  27,075.96
1992............               30,463.39  28,628.22
1993............               34,725.21  31,497.78
1994............               34,207.93  31,507.68
1995............               44,683.66  41,069.36
1996............  $11,174.68   49,657.42  47,796.32
1997............   12,678.18   63,362.13  58,984.86
1998............   13,220.11   84,251.88  68,482.54   $10,134.35
1999............   13,419.95   30,296.84  74,873.22    19,028.08
2000............   13,277.44   33,874.13  79,476.03    15,600.92

                               SURRENDER VALUE(1)

                                            SALOMON
                     BACK BAY  BACK BAY    BROTHERS     SALOMON                                       HARRIS     LOOMIS
                     ADVISORS  ADVISORS    STRATEGIC    BROTHERS                ALGER      DAVIS     OAKMARK     SAYLES
                      MONEY      BOND        BOND         U.S.                  EQUITY    VENTURE    MID CAP     SMALL
                      MARKET    INCOME   OPPORTUNITIES GOVERNMENT BALANCED(2)   GROWTH     VALUE     VALUE(3)     CAP
                    ---------- --------- ------------- ---------- ----------- ---------- ---------- ---------- ----------
As of December 31:
 1983............   $ 9,598.92 $9,674.03
 1984............    10,557.87 10,835.98
 1985............    11,381.93 12,862.34
 1986............    12,084.00 14,701.94
 1987............    12,783.94 14,899.14
 1988............    13,641.97 16,011.84
 1989............    14,783.43 17,823.29
 1990............    15,848.00 19,071.33
 1991............    16,568.78 22,152.98
 1992............    16,928.41 23,601.58
 1993............    17,159.20 26,179.62                                                            $10,646.57
 1994............    17,563.10 24,918.24  $ 9,214.41   $ 9,399.65 $ 9,334.75  $ 9,080.62 $ 9,019.21  10,527.74 $ 8,969.15
 1995............    18,276.71 29,752.30   10,946.12    10,749.32  11,629.95   13,580.73  12,588.59  13,774.36  11,528.77
 1996............    18,915.00 30,656.44   12,488.93    11,031.13  13,567.65   15,293.75  15,833.34  16,123.95  15,099.18
 1997............    19,617.81 33,491.82   13,796.85    11,903.95  15,686.52   19,136.57  21,072.28  18,785.05  18,772.24
 1998............    20,333.50 35,982.44   13,954.18    12,726.10  16,976.74   28,136.73  23,893.88  17,566.31  18,258.04
 1999............    21,016.50 35,286.24   14,028.57    12,637.26  15,944.16   37,379.64  27,805.74  17,452.66  23,875.14
 2000............    21,984.74 37,601.56   14,913.36    13,852.30  15,485.91   31,859.93  30,107.89  20,816.42  24,859.68
                                          WESTPEAK
                       MFS       MFS       GROWTH
                    INVESTORS  RESEARCH     AND
                      TRUST    MANAGERS    INCOME
                    --------- ---------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............                        $10,597.31
 1994............                         10,380.95
 1995............                         14,240.65
 1996............                         16,734.34
 1997............                         22,220.94
 1998............                         27,410.60
 1999............   $9,525.71 $11,148.01  29,644.38
 2000............    9,443.83  10,630.99  27,791.53

                                                        LEHMAN                                               NEUBERGER
                                   PUTNAM              BROTHERS                                  STATESTREET  BERMAN
                       PUTNAM       LARGE              AGGREGATE  METLIFE    MORGAN               RESEARCH   PARTNERS
                    INTERNATIONAL    CAP    JANUS MID    BOND      STOCK    STANLEY    RUSSELL   INVESTMENT   MID CAP
                      STOCK(4)     GROWTH      CAP       INDEX     INDEX   EAFE INDEX 2000 INDEX    TRUST      VALUE
                    ------------- --------- ---------- --------- --------- ---------- ---------- ----------- ---------
As of December 31:
 1983............                                                                                 $9,028.49
 1984............                                                                                  8,978.33
 1985............                                                                                 12,062.86
 1986............                                                                                 13,198.63
 1987............                                                                                 14,012.10
 1988............                                                                                 15,339.85
 1989............                                                                                 20,075.22
 1990............                                                $9,423.11                        18,748.55
 1991............                                                12,214.52                        24,506.24
 1992............                                                13,007.54                        26,859.01
 1993............                                                14,129.90                        30,195.28
 1994............     $9,585.41                                  14,128.21                        28,709.86
 1995............     10,106.41                                  19,199.32                        37,565.35
 1996............     10,710.69                                  23,273.09                        45,106.08
 1997............     10,490.72             $11,924.52           30,347.02                        56,937.19
 1998............     11,179.84              16,405.64 $9,370.20 36,248.68  $9,872.18  $9,902.06  71,760.06  $9,859.19
 1999............     13,874.55              36,758.40  9,150.93 45,424.57  12,312.22  12,123.82  83,590.43  11,548.40
 2000............     12,333.46   $6,776.15  24,775.52 10,096.40 40,476.26  10,348.35  11,517.46  77,111.86  14,790.08
                                                          AMERICAN
                        LORD                 AMERICAN      FUNDS
                       ABBETT     AMERICAN    FUNDS        GLOBAL
                        BOND       FUNDS     GROWTH-       SMALL
                    DEBENTURE(5)   GROWTH     INCOME   CAPITALIZATION
                    ------------ ---------- ---------- --------------
As of December 31:
 1983............
 1984............                 $9,377.49 $10,026.75
 1985............                 11,168.00  13,794.04
 1986............                 14,520.96  16,719.00
 1987............                 15,499.58  16,561.38
 1988............                 17,541.12  18,693.45
 1989............                 22,726.30  23,128.81
 1990............                 21,366.52  22,154.38
 1991............                 28,035.28  27,048.46
 1992............                 30,435.28  28,600.72
 1993............                 34,697.71  31,470.28
 1994............                 34,180.43  31,480.18
 1995............                 44,656.16  41,041.86
 1996............    $10,454.68   49,629.92  47,768.82
 1997............     12,058.18   63,334.63  58,987.38
 1998............     12,700.11   84,224.38  68,455.04   $9,474.95
 1999............     12,999.95  130,269.34  74,846.72   18,408.06
 2000............     12,957.44  133,848.63  79,448.53   15,080.92

                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)

                                       SALOMON
                  BACK BAY BACK BAY   BROTHERS     SALOMON                                 HARRIS  LOOMIS
                  ADVISORS ADVISORS   STRATEGIC    BROTHERS              ALGER    DAVIS   OAKMARK  SAYLES     MFS      MFS
                   MONEY     BOND       BOND         U.S.                EQUITY  VENTURE  MID CAP  SMALL   INVESTORS RESEARCH
                   MARKET   INCOME  OPPORTUNITIES GOVERNMENT BALANCED(2) GROWTH   VALUE   VALUE(3)  CAP      TRUST   MANAGERS
                  -------- -------- ------------- ---------- ----------- ------  -------  -------- ------  --------- --------
As of December 31:
 1983............    2.57%    3.38%
 1984............    8.88    10.72
 1985............    6.48    16.83
 1986............    5.06    13.01
 1987............    4.80     0.64
 1988............    5.79     6.66
 1989............    7.52    10.55
 1990............    6.48     6.40
 1991............    4.55    16.15
 1992............    2.17     6.54
 1993............    1.36    10.92                                                          13.67%
 1994............    2.35    -4.82      -1.62%       0.37%      -0.33%    -3.60%  -3.72%    -1.93   -4.12%
 1995............    4.06    19.39      17.41       13.12       22.75     46.33   37.03     28.23   26.68
 1996............    3.49     3.04      12.49        1.60       15.02     11.37   23.84     15.74   28.57
 1997............    3.71     9.25       9.30        6.70       14.35     23.69   31.45     15.48   22.88
 1998............    3.65     7.43       0.40        5.87        7.40     45.54   12.67     -6.90   -3.20
 1999............    3.36    -1.93      -0.18       -1.45       -6.55     32.15   15.75     -1.20   29.70     1.89%   18.68%
 2000............    4.60     6.56       5.51        8.68       -3.46    -14.95    7.86     18.57    3.67    -1.82     -5.2
Cumulative
 Return..........  119.95   276.12      50.18       39.57       55.91    219.65  202.13    108.36  149.77     0.03    12.51
Annual Effective
 Rate of Return..    4.65     7.94       6.82        5.56        7.47     20.75   19.65     10.05   14.72     0.02     7.32
                  WESTPEAK               PUTNAM
                   GROWTH     PUTNAM     LARGE
                    AND    INTERNATIONAL  CAP
                   INCOME    STOCK(4)    GROWTH
                  -------- ------------- --------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............   13.17%
 1994............   -2.84       2.37%
 1995............   34.24       4.45
 1996............   16.22       4.89
 1997............   31.40      -2.93
 1998............   22.58       5.49
 1999............    7.72      22.59
 2000............   -6.56     -11.66     (27.68)%
Cumulative
 Return..........  178.12      24.38     (27.68)
Annual Effective
 Rate of Return..   14.27       3.60     (38.41)

                           LEHMAN                               STATE    NEUBERGER                                    AMERICAN
                          BROTHERS           MORGAN             STREET    BERMAN       LORD               AMERICAN     FUNDS
                  JANUS   AGGREGATE METLIFE  STANLEY  RUSSELL  RESEARCH   PARTNERS    ABBETT    AMERICAN   FUNDS       GLOBAL
                   MID      BOND     STOCK    EAFE     2000   INVESTMENT  MID CAP      BOND      FUNDS    GROWTH-      SMALL
                   CAP      INDEX    INDEX    INDEX    INDEX    TRUST      VALUE   DEBENTURE(5)  GROWTH    INCOME  CAPITALIZATION
                  ------  --------- -------  -------  ------- ---------- --------- ------------ --------  -------- --------------
As of December 31:
 1983............                                                (3.51)%
 1984............                                                (1.43)                             0.38%    7.36%
 1985............                                                32.25                             17.49    34.33
 1986............                                                 8.23                             27.60    19.59
 1987............                                                 5.24                              5.84    (1.49)
 1988............                                                 8.57                             12.19    11.96
 1989............                                                29.80                             28.46    22.79
 1990............                     0.79%                      (7.07)                            (6.36)   (4.60)
 1991............                    27.34                       30.69                             30.57    21.52
 1992............                     5.40                        9.59                              8.55     5.73
 1993............                     7.56                       12.41                             13.99    10.02
 1994............                    (0.70)                      (4.92)                            (1.49)    0.03
 1995............                    34.41                       30.83                             30.62    30.35
 1996............                    20.46                       20.07                11.75%       11.13    16.38
 1997............  26.50%            29.81                       26.22                13.45        27.60    23.41
 1998............  34.68     0.03%   26.02     5.43%    5.75%    26.03      5.29%      4.27        32.97    16.10        1.34%
 1999............ 118.92    (3.27)   18.75    22.50    20.35     16.48     15.41       1.51        54.65     9.33       87.76
 2000............ (32.41)    9.30   (10.89)  (16.07)   (5.55)    (7.75)    25.86      (1.06)        2.75     6.15      (18.01)
Cumulative
 Return.......... 152.01     5.76   304.96     8.40    20.20    671.27     52.93      32.77     1,238.74   694.76       56.01
Annual Effective
 Rate of
 Return..........  27.29     2.73    14.01     3.95     9.24     12.38     22.63       6.26        16.60    13.06       18.14
                                          LEHMAN
                                       INTERMEDIATE
                                       GOVERNMENT/
                  DOW JONES  S&P 500      CREDIT    CONSUMER
                  INDUSTRIAL  STOCK        BOND      PRICE
                  AVERAGE(6) INDEX(7)    INDEX(8)   INDEX(9)
                  ---------- --------- ------------ --------
As of December 31:
 1983............      5.11%     1.79%      4.51%     1.07%
 1984............      1.35      6.27      14.37      3.95
 1985............     33.62     31.73      18.06      3.77
 1986............     27.25     18.66      13.13      1.13
 1987............      5.55      5.25       3.66      4.41
 1988............     16.21     16.61       6.67      4.42
 1989............     32.24     31.69      12.77      4.65
 1990............     -0.54     -3.10       9.16      6.11
 1991............     24.25     30.47      14.62      3.06
 1992............      7.40      7.62       7.17      2.90
 1993............     16.97     10.08       8.79      2.75
 1994............      5.02      1.32      -1.93      2.67
 1995............     36.94     37.58      15.33      2.54
 1996............     28.91     22.96       4.05      3.32
 1997............     24.91     33.36       7.87      1.83
 1998............     18.14     28.52       8.44      1.61
 1999............     27.21     21.04      -2.15      2.68
 2000............     -4.51     -9.11      10.12      3.39
Cumulative
 Return..........  1,414.13  1,223.41     341.86     73.65
Annual Effective
 Rate of
 Return..........     16.97     16.07       8.95      3.24

                ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)

                                       SALOMON
                  BACK BAY BACK BAY   BROTHERS     SALOMON                                 HARRIS  LOOMIS
                  ADVISORS ADVISORS   STRATEGIC    BROTHERS              ALGER    DAVIS   OAKMARK  SAYLES     MFS      MFS
                   MONEY     BOND       BOND         U.S.                EQUITY  VENTURE  MID CAP  SMALL   INVESTORS RESEARCH
                   MARKET   INCOME  OPPORTUNITIES GOVERNMENT BALANCED(2) GROWTH   VALUE   VALUE(3)  CAP      TRUST   MANAGERS
                  -------- -------- ------------- ---------- ----------- ------  -------  -------- ------  --------- --------
As of December 31:
 1983............   -4.01%   -3.26%
 1984............    9.99    12.01
 1985............    7.81    18.70
 1986............    6.17    14.30
 1987............    5.79     1.34
 1988............    6.71     7.47
 1989............    8.37    11.31
 1990............    7.20     7.00
 1991............    4.55    16.16
 1992............    2.17     6.54
 1993............    1.36    10.92                                                           6.47%
 1994............    2.35    -4.82      -7.86%      -6.00%      -6.65%    -9.19%  -9.81%    -1.12  -10.31%
 1995............    4.06    19.40      18.79       14.36       24.59     49.56   39.58     30.84   28.54
 1996............    3.49     3.04      14.09        2.62       16.66     12.61   25.78     17.06   30.97
 1997............    3.72     9.25      10.47        7.91       15.62     25.13   33.09     16.50   24.33
 1998............    3.65     7.44       1.14        6.91        8.23     47.03   13.39     -6.49   -2.74
 1999............    3.36    -1.93       0.53       -0.70       -6.08     32.85   16.37     -0.65   30.77    -4.74%   11.48%
 2000............    4.61     6.56       6.31        9.61       -2.87    -14.77    8.28     19.27    4.12    -0.86    -4.64
Cumulative
 Return..........  119.85   276.02      49.13       38.52       54.86    218.60  201.08    108.16  148.60    -5.56     6.31
Annual Effective
 Rate of Return..    4.65     7.94       6.70        5.43        7.35     20.68   19.58     10.03   14.64    -3.37     3.74
                  WESTPEAK               PUTNAM
                   GROWTH     PUTNAM     LARGE    JANUS
                    AND    INTERNATIONAL  CAP      MID
                   INCOME    STOCK(4)    GROWTH    CAP
                  -------- ------------- -------- -------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............    5.97%
 1994............   -2.04      -4.15%
 1995............   37.18       5.44
 1996............   17.51       5.98
 1997............   32.79      -2.05               19.25%
 1998............   23.35       6.57               37.58
 1999............    8.15      24.10              124.06
 2000............   -6.25     -11.11     (32.24)% (32.60)
Cumulative
 Return..........  177.92      23.33     (32.24)  147.76
Annual Effective
 Rate of Return..   14.26       3.46     (44.13)   26.73

                   LEHMAN                                  STATE    NEUBERGER                                     AMERICAN
                  BROTHERS            MORGAN               STREET    BERMAN       LORD                AMERICAN     FUNDS
                  AGGREGATE METLIFE   STANLEY   RUSSELL   RESEARCH  PARTNERS     ABBETT    AMERICAN    FUNDS       GLOBAL
                    BOND     STOCK     EAFE      2000    INVESTMENT  MID CAP      BOND      FUNDS     GROWTH-      SMALL
                    INDEX    INDEX     INDEX     INDEX     TRUST      VALUE   DEBENTURE(5)  GROWTH     INCOME  CAPITALIZATION
                  --------- -------   -------   -------  ---------- --------- ------------ --------   -------- --------------
As of December 31:
 1983............                                           (9.72)%
 1984............                                           (0.56)                            (6.23)%    0.27%
 1985............                                           34.36                             19.07     37.57
 1986............                                            9.42                             30.05     21.20
 1987............                                            6.16                              6.74     (0.94)
 1988............                                            9.48                             13.17     12.87
 1989............                                           30.87                             29.56     23.73
 1990............            (5.77)%                        (6.61)                            (5.99)    (4.21)
 1991............            29.62                          30.71                             31.22     22.09
 1992............             6.49                           9.60                              8.56      5.74
 1993............             8.63                          12.42                             14.00     10.03
 1994............            (0.01)                         (4.92)                            (1.49)     0.03
 1995............            35.89                          30.84                             30.65     30.37
 1996............            21.22                          20.07                 4.55%       11.14     16.39
 1997............            30.40                          26.23                15.34        27.61     23.42
 1998............   (6.30)%  26.04     (1.28)%   (0.98)%    26.03     -1.41%      5.32        32.98     16.11       (5.25)%
 1999............   (2.34)   18.76     24.72     22.44      16.49     17.13       2.36        54.67      9.34       94.28
 2000............   10.33   (10.89)   (15.95)    (5.00)     (7.75)    28.07      (0.33)        2.75      6.15      (18.07)
Cumulative
 Return..........    0.96   304.76      3.48     15.17     671.12     47.90      29.57     1,238.47    694.49       50.81
Annual Effective
 Rate of Return..    0.46    14.00      1.66      7.02      12.38     20.68       5.71        16.60     13.05       16.64
                                          LEHMAN
                                       INTERMEDIATE
                  DOW JONES  S&P 500    GOVERNMENT/  CONSUMER
                  INDUSTRIAL  STOCK       CREDIT      PRICE
                  AVERAGE(6) INDEX(7)  BOND INDEX(8) INDEX(9)
                  ---------- --------- ------------- --------
As of December 31:
 1983............      5.11%     1.79%      4.51%      1.07%
 1984............      1.35      6.27      14.37       3.95
 1985............     33.62     31.73      18.06       3.77
 1986............     27.25     18.66      13.13       1.13
 1987............      5.55      5.25       3.66       4.41
 1988............     16.21     16.61       6.67       4.42
 1989............     32.24     31.69      12.77       4.65
 1990............     -0.54     -3.10       9.16       6.11
 1991............     24.25     30.47      14.62       3.06
 1992............      7.40      7.62       7.17       2.90
 1993............     16.97     10.08       8.79       2.75
 1994............      5.02      1.32      -1.93       2.67
 1995............     36.94     37.58      15.33       2.54
 1996............     28.91     22.96       4.05       3.32
 1997............     24.91     33.36       7.87       1.83
 1998............     18.14     28.52       8.44       1.61
 1999............     27.21     21.04      -2.15       2.68
 2000............     -4.51     -9.11      10.12       3.39
Cumulative
 Return..........  1,414.13  1,223.41     341.86      73.65
Annual Effective
 Rate of Return..     16.97     16.07       8.95       3.24

-------
NOTES:

(1) The Contract Values, Surrender Values, and Annual Percentage Change figures assume reinvestment of dividends and capital gain distributions. The Contract Values are net of all deductions and expenses other than any applicable Contingent Deferred Sales Charge or premium tax charge. Each Surrender Value equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge, but does not reflect a deduction for the premium tax charge. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.") 1983 figures for Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series are from September 1, 1983 through December 31, 1983; 1994 figures for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture value Series are from November 1, 1994 through December 31, 1994; 1993 figures for Harris Oakmark Mid Cap Value are from May 1, 1993 through December 31, 1993; 1994 figures for Loomis Sayles Small Cap Series are from May 2, 1994 through December 31, 1994; 1999 figures for MFS Investors Trust Series and MFS Research Managers are from May 1, 1999 through December 31, 1999; 1993 figures for Westpeak Growth and Income Series are from May 1, 1993 through December 31, 1993; 1998 figures for Lehman Brothers Aggregate Bond Index Portfolio are from December 1,1998 through December 31, 1998; 1997 figures for Janus Mid Cap Portfolio are from March 3, 1997 through December 31, 1997; 1990 figures for MetLife Stock Index Portfolio are from May 1, 1990 through December 31, 1990; 1998 figures for Neuberger Berman Partners Mid Cap Value Portfolio are from December 1, 1998 through December 31, 1998; 2000 figures for Putnam Large Cap Growth Portfolio are from May 1, 2000 through December 31, 2000; 1998 figures for Morgan Stanley EAFE Index Portfolio are from December 1, 1998 through December 31, 1998; 1994 figures for Putnam International Stock Portfolio are from November 1, 1994 through December 31, 1994 (see footnote 4); 1998 figures for Russell 2000 Index Portfolio are from December 1, 1998 through December 31, 1998; and 1983 figures for State Street Research Investment Trust Portfolio are from July 1, 1983 through December 31, 1983; 1996 figures for Lord Abbett Bond Debenture Portfolio are from May 1, 1996 through December 31, 1996; and 1984 figures for American Funds Growth Fund and American Funds Growth-Income Fund are from March 1, 1984 through December 31, 1984; and 1998 figures for American Funds Global Small Capitalization Fund are from May 1, 1998 through December 31, 1998.

(2) Wellington Management Company, LLP became the subadviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as subadviser.
(3) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.
(4) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

(5) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

(6) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(7) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(8) The Lehman Intermediate Government/Credit Bond Index is a subset of the Lehman Government/Credit Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.

(9) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $250 monthly investment under a Contract in each of the Eligible Funds if purchase payments had been made on the first day of each month starting with
(i) for the following Series of the Zenith Fund: September 1, 1983 for Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series; November 1, 1994 for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series; May 1, 1993 for Harris Oakmark Mid Cap Value Series; May 2, 1994 for Loomis Sayles Small Cap Series; May 1, 1999 for MFS Investors Trust Series and MFS Research Managers; and May 1, 1993 for Westpeak Growth and Income Series; (ii) for the following Portfolios of the Metropolitan Series Fund: December 1, 1998 for Lehman Brothers Aggregate Bond Index Portfolio; March 3, 1997 for Janus Mid Cap Portfolio; May 1, 1990 for MetLife Stock Index Portfolio; December 1, 1998 for Neuberger Berman Partners Mid Cap Value Portfolio; May 1, 2000 for Putnam Large Cap Growth Portfolio; December 1, 1998 for Morgan Stanley EAFE Index Portfolio; November 1, 1994 for Putnam International Stock Portfolio (performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); December 1, 1998 for Russell 2000 Index Portfolio; and July 1, 1983 for State Street Research Investment Trust Portfolio (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); (iii) for the following Portfolio of Met Investors Series: May 1, 1996 for Lord Abbett Bond Debenture Portfolio; and (iv) for the following Funds of the American Funds: March 1, 1984 for American Funds Growth Fund and American Funds Growth-Income Fund; and May 1, 1998 for American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender, and only Surrender Values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of units under the Contract is reduced on each Contract anniversary to reflect the $30 Administration Contract Charge, in the same manner as described in the illustrations of Average Annual Total Return. The Contract Value and the Surrender Value are calculated according to the methods described in the preceding examples. The Annual Effective Rate of Return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and Surrender Value illustrated on December 31, 2000. The Annual Effective Rate of Return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the Contract Value or Surrender Value on the ending date of the illustration.

                               INVESTMENT RESULTS

                                                                       CONTRACT VALUE
                    ---------------------------------------------------------------------------------------------------
                                                             SALOMON     SALOMON
                     CUMU-   BACK BAY    BACK BAY    CUMU-   BROTHERS    BROTHERS
                    LATIVE   ADVISORS    ADVISORS   LATIVE     BOND        U.S.                    ALGER       DAVIS
                     PAY-     MONEY        BOND      PAY-     OPPOR-     GOVERN-                   EQUITY     VENTURE
                     MENTS    MARKET      INCOME     MENTS   TUNITIES      MENT     BALANCED(1)    GROWTH      VALUE
                    ------- ----------  ----------  ------- ----------  ----------  -----------  ----------  ----------
As of December 31:
 1983............   $ 1,000 $ 1,016.00  $ 1,012.71
 1984............     4,000   4,228.77    4,347.60
 1985............     7,000   7,589.75    8,359.85
 1986............    10,000  11,042.60   12,610.03
 1987............    13,000  14,655.09   15,713.15
 1988............    16,000  18,608.55   19,831.44
 1989............    19,000  23,140.46   25,092.76
 1990............    22,000  27,762.78   29,874.35
 1991............    25,000  32,117.90   38,038.94
 1992............    28,000  35,876.57   43,679.58
 1993............    31,000  39,423.75   51,587.72
 1994............    34,000  43,437.95   52,090.01  $   500 $   492.19  $   502.40  $   502.20   $   497.68  $   494.91
 1995............    37,000  48,314.12   65,505.31    3,500   3,814.17    3,734.85    3,904.75     4,222.10    4,125.99
 1996............    40,000  53,109.32   70,653.96    6,500   7,478.86    6,849.78    7,778.69     7,864.68    8,536.02
 1997............    43,000  58,199.85   80,401.77    9,500  11,316.03   10,426.55   12,114.50    13,001.28   14,632.30
 1998............    46,000  63,442.93   89,546.77   12,500  14,347.08   14,126.17   16,145.27    22,715.97   19,757.89
 1999............    49,000  68,696.04   90,853.10   15,500  17,350.85   16,919.98   17,954.36    33,621.59   26,134.45
 2000............    52,000  75,007.91  100,002.49   18,500  21,442.10   21,582.32   20,286.32    31,134.77   31,253.89
Annual Effective
 Rate of Return..                 4.06%       7.08%               4.72%       4.93%       2.95%       16.71%      16.84%
                                                           CONTRACT VALUE
                    ---------------------------------------------------------------------------------------------------
                              HARRIS
                     CUMU-   OAKMARK     WESTPEAK    CUMU-    LOOMIS      PUTNAM
                    LATIVE     MID        GROWTH    LATIVE    SAYLES      INTER-       CUMU-        MFS         MFS
                     PAY-      CAP         AND       PAY-     SMALL      NATIONAL   LATIVE PAY-  INVESTORS    RESEARCH
                     MENTS   VALUE(2)     INCOME     MENTS     CAP       STOCK(3)      MENTS       TRUST      MANAGERS
                    ------- ----------  ----------  ------- ----------  ----------  -----------  ----------  ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............   $ 2,000 $ 2,121.84  $ 2,120.54
 1994............     5,000   5,097.79    5,049.40  $ 2,000 $ 1,956.26  $   511.38
 1995............     8,000   9,873.90   10,258.06    5,000   5,895.10    3,637.36
 1996............    11,000  14,629.01   15,236.80    8,000  11,021.85    6,859.16
 1997............    14,000  20,125.90   23,467.27   11,000  16,902.67    9,550.07
 1998............    17,000  21,575.14   32,141.38   14,000  19,391.41   13,031.07
 1999............    20,000  24,241.52   37,749.82   17,000  29,103.91   19,500.64      $2,000    $2,086.00   $2,329.33
 2000............    23,000  32,193.10   38,164.41   20,000  33,093.34   20,076.47       5,000     4,995.86    4,925.70
Annual Effective
 Rate of Return..                 8.60%      12.91%              14.88%       2.62%                   -0.09%      -1.70%
 2000............
Annual Effective
 Rate of Return..

                                                      CONTRACT VALUE
                         -----------------------------------------------------------------------------
                                                                      LEHMAN
                         CUMU-   PUTNAM     CUMU-             CUMU-  BROTHERS    CUMU-
                         LATIVE   LARGE     LATIVE            LATIVE AGGREGATE  LATIVE   METLIFE
                          PAY-     CAP       PAY-    JANUS     PAY-    BOND      PAY-     STOCK
                         MENTS   GROWTH     MENTS   MID CAP   MENTS    INDEX     MENTS    INDEX
                         ------ ---------   ------ ---------- ------ ---------  ------- ---------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................                                                         $2,000 $1,996.86
 1991...................                                                          5,000  5,878.39
 1992...................                                                          8,000  9,338.26
 1993...................                                                         11,000 13,144.40
 1994...................                                                         14,000 16,056.05
 1995...................                                                         17,000 25,075.97
 1996...................                                                         20,000 33,562.73
 1997...................                    $2,500 $2,879.30                     23,000 46,981.92
 1998...................                     5,500  7,664.49   $250   $250.07    26,000 62,679.05
 1999...................                     8,500 22,016.05  3,250  3,181.95    29,000 77,807.51
 2000................... $2,000 $1,543.52   11,500 17,014.24  6,250  6,651.02    32,000 72,100.77
Annual Effective
Rate of Return..........           (51.12)%            20.80%            5.85%              14.48%

                                                                             CONTRACT VALUE
                  ---------------------------------------------------------------------------------------------------------
                                                        STATE            NEUBERGER
                  CUMU-   MORGAN              CUMU-    STREET     CUMU-   BERMAN    CUMU-      LORD     CUMU-
                  LATIVE STANLEY    RUSSELL   LATIVE  RESEARCH    LATIVE PARTNERS   LATIVE    ABBETT    LATIVE  AMERICAN
                   PAY-    EAFE       2000     PAY-  INVESTMENT    PAY-   MID CAP    PAY-      BOND      PAY-     FUNDS
                  MENTS   INDEX      INDEX    MENTS     TRUST     MENTS    VALUE    MENTS  DEBENTURE(4) MENTS    GROWTH
                  ------ --------   --------  ------ -----------  ------ ---------  ------ ------------ ------ -----------
As of
 December 31:
1983............                              $1,500   $1,482.19
1984............                               4,500    4,523.54                                        $2,750   $2,796.66
1985............                               7,500    9,424.53                                         5,750    6,575.49
1986............                              10,500   13,216.24                                         8,750   11,621.41
1987............                              13,500   16,601.81                                        11,750   14,932.30
1988............                              16,500   21,150.04                                        14,750   19,855.08
1989............                              19,500   30,762.55                                        17,750   28,772.70
1990............                              22,500   31,466.94                                        20,750   29,871.65
1991............                              25,500   44,621.44                                        23,750   42,371.20
1992............                              28,500   52,213.64                                        26,750   49,264.08
1993............                              31,500   61,909.07                                        29,750   59,421.92
1994............                              34,500   61,801.27                                        32,750   61,556.72
1995............                              37,600   84,333.71                                        35,750   83,793.60
1996............                              40,500  104,605.09                    $2,000   $2,141.46  38,750   96,365.66
1997............                              43,500  135,395.77                     5,000    5,626.11  41,750  126,413.93
1998............   $250   $263.57    $264.37  46,500  174,089.70  $ 250   $263.22    8,000    8,907.58  44,750  171,791.27
1999............  3,000  3,841.19   3,839.20  49,500  206,161.04  3,250  3,535.11   11,000   12,082.66  47,750  269,748.27
2000............  6,000  5,936.40   6,420.39  52,500  192,935.22  6,250  7,902.49   14,000   14,915.62  50,750  279,967.00
Annual Effective
 Rate of Return.            (4.68)%     2.50%              13.42%           23.27%                2.68%              17.93%
                                         AMERICAN
                   AMERICAN    CUMU-      FUNDS
                     FUNDS     LATIVE     GLOBAL
                    GROWTH-     PAY-      SMALL
                    INCOME     MENTS  CAPITALIZATION
                  ------------ ------ --------------
As of
 December 31:
1983............
1984............    $2,941.69
1985............     7,484.11
1986............    12,062.26
1987............    14,511.44
1988............    19,347.03
1989............    27,009.91
1990............    28,773.00
1991............    38,254.39
1992............    43,594.75
1993............    51,141.14
1994............    54,178.36
1995............    74,076.50
1996............    89,508.97
1997............   113,818.57
1998............   135,471.01  $2,000   $2,302.00
1999............   151,254.40   5,000    8,814.79
2000............   163,717.41   8,000    9,641.76
Annual Effective
 Rate of Return.        12.60%              14.11%

                                                               SURRENDER VALUE
                    -----------------------------------------------------------------------------------------------------------
                                BACK BAY    BACK BAY                 SALOMON     SALOMON
                                ADVISORS    ADVISORS                BROTHERS     BROTHERS                  ALGER       DAVIS
                    CUMULATIVE   MONEY        BOND     CUMULATIVE     BOND         U.S.                    EQUITY     VENTURE
                     PAYMENTS    MARKET      INCOME     PAYMENTS  OPPORTUNITIES GOVERNMENT  BALANCED(1)    GROWTH      VALUE
                    ---------- ----------  ----------  ---------- ------------- ----------  -----------  ----------  ----------
 As of December 31:
 1983............    $ 1,000   $   936.63  $   933.57
 1984............      4,000     3,956.32    4,067.60
 1985............      7,000     7,145.30    7,909.85
 1986............     10,000    10,452.60   12,020.03
 1987............     13,000    13,955.09   15,013.15
 1988............     16,000    17,828.55   19,051.44
 1989............     19,000    22,310.46   24,262.76
 1990............     22,000    26,912.78   29,024.35
 1991............     25,000    31,267.90   37,188.94
 1992............     28,000    35,026.57   42,829.58
 1993............     31,000    38,573.75   50,737.72
 1994............     34,000    42,587.95   51,240.01   $   500    $   454.48   $   463.99  $   463.80   $   459.59  $   457.01
 1995............     37,000    47,464.12   64,655.31     3,500      3,571.44     3,497.31    3,659.75     3,977.10    3,880.99
 1996............     40,000    52,259.32   69,803.96     6,500      7,058.86     6,451.30    7,358.69     7,444.68    8,116.02
 1997............     43,000    57,349.85   79,551.77     9,500     10,751.03     9,867.25   11,549.50    12,436.28   14,067.30
 1998............     46,000    62,592.93   88,696.77    12,500     13,667.08    13,446.17   15,465.27    22,035.97   19,077.99
 1999............     49,000    67,846.04   90,003.10    15,500     16,585.85    16,172.60   17,189.36    32,856.59   25,369.45
 2000............     52,000    74,157.91   99,152.79    18,500     20,622.10    20,762.32   19,483.58    30,314.77   30,433.39
 Annual Effective
  Rate of Return.                    3.94%       6.99%                   3.47%        3.69%       1.65%       15.85%      15.98%
                                                               SURRENDER VALUE
                    -----------------------------------------------------------------------------------------------------------
                                 HARRIS                              LOOMIS       PUTNAM
                                OAKMARK     WESTPEAK                 SAYLES       INTER-                    MFS         MFS
                    CUMULATIVE  MID CAP      GROWTH    CUMULATIVE     SMALL      NATIONAL   CUMULATIVE   INVESTORS    RESEARCH
                     PAYMENTS   VALUE(2)   AND INCOME   PAYMENTS       CAP       STOCK(3)    PAYMENTS      TRUST      MANAGERS
                    ---------- ----------  ----------  ---------- ------------- ----------  -----------  ----------  ----------
 As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............    $ 2,000   $ 1,961.84  $ 1,960.54
 1994............      5,000     4,763.39    4,718.60   $ 2,000    $ 1,803.57   $   472.33
 1995............      8,000     9,363.90    9,748.06     5,000      5,547.60     3,405.07
 1996............     11,000    13,989.01   14,596.80     8,000     10,514.35     6,459.43
 1997............     14,000    19,385.90   22,727.27    11,000     16,265.17     9,048.11
 1998............     17,000    20,765.14   31,331.38    14,000     18,653.99    12,399.37
 1999............     20,000    23,391.52   36,899.82    17,000     28,296.41    18,735.64      $2,000    $1,926.00   $2,169.33
 2000............     23,000    31,333.10   37,304.41    20,000     32,245.84    19,284.37       5,000     4,669.34    4,606.90
 Annual Effective
  Rate of Return.                    7.91%      12.34%                  14.11%        1.33%                   -7.60%      -9.05%

                                                       SURRENDER VALUE
                     ---------------------------------------------------------------------------------------
                                                                              LEHMAN
                                 PUTNAM                                      BROTHERS
                                  LARGE                                      AGGREGATE              METLIFE
                     CUMULATIVE    CAP      CUMULATIVE   JANUS    CUMULATIVE   BOND     CUMULATIVE   STOCK
                      PAYMENTS   GROWTH      PAYMENTS   MID CAP    PAYMENTS    INDEX     PAYMENTS    INDEX
                     ---------- ---------   ---------- ---------  ---------- ---------  ---------- ---------
 As of December 31:
 1983...............
 1984...............
 1985...............
 1986...............
 1987...............
 1988...............
 1989...............
 1990...............                                                                      $2,000   $1,838.83
 1991...............                                                                       5,000    5,528.39
 1992...............                                                                       8,000    8,828.26
 1993...............                                                                      11,000   12,504.40
 1994...............                                                                      14,000   15,316.05
 1995...............                                                                      17,000   24,265.97
 1996...............                                                                      20,000   32,712.73
 1997...............                          $2,500   $2,679.39                          23,000   46,121.92
 1998...............                           5,500    7,279.49     $250     $231.82     26,000   61,819.05
 1999...............                           8,500   21,476.05    3,250    2,981.61     29,000   76,947.51
 2000...............   2,000    $1,417.22     11,500   16,349.24    6,250    6,263.57     32,000   71,240.77
 Annual Effective
  Rate of Return....               (61.84)%                18.60%                0.20%                 14.28%

                                                                                    SURRENDER VALUE
          ---------------------------------------------------------------------------------------------------------------
                                                                  STATE                NEUBERGER
                                MORGAN                            STREET                BERMAN                   LORD
                               STANLEY    RUSSELL                RESEARCH              PARTNERS                 ABBETT
                   CUMULATIVE    EAFE       2000     CUMULATIVE INVESTMENT  CUMULATIVE  MID CAP   CUMULATIVE     BOND
                    PAYMENTS    INDEX      INDEX      PAYMENTS    TRUST      PAYMENTS    VALUE     PAYMENTS  DEBENTURE(4)
                   --------------------   --------   ---------- ----------  ---------- ---------  ---------- ------------
 As of December 31:
 1983.............                                     $1,500    $1,365.19
 1984.............                                      4,500     4,227.99
 1985.............                                      7,500     8,944.53
 1986.............                                     10,500    12,601.24
 1987.............                                     13,500    15,881.81
 1988.............                                     16,500    20,355.04
 1989.............                                     19,500    29,922.55
 1990.............                                     22,500    30,611.94
 1991.............                                     25,500    43,766.44
 1992.............                                     28,500    51,358.64
 1993.............                                     31,500    61,054.07
 1994.............                                     34,500    60,946.27
 1995.............                                     37,500    83,478.71
 1996.............                                     40,500   103,750.09                          $2,000    $1,981.46
 1997.............                                     43,500   134,540.77                           5,000     5,276.11
 1998.............      $250    $244.37    $245.11     46,500   173,234.70     $250     $244.04      8,000     8,397.58
 1999.............     3,000   3,613.69   3,611.70     49,500   205,306.04    3,250    3,310.11     11,000    11,442.66
 2000.............     6,000   5,594.10   6,045.91     52,500   192,080.22    6,250    7,497.49     14,000    14,204.77
 Annual Effective
  Rate of Return..                (9.89)%    (3.03)%                 13.37%               17.77%                   0.61%
                                            AMERICAN
                                AMERICAN     FUNDS                AMERICAN FUNDS
                    CUMULATIVE   FUNDS      GROWTH-    CUMULATIVE  GLOBAL SMALL
                     PAYMENTS    GROWTH      INCOME     PAYMENTS  CAPITALISATION
                    ---------- ----------- ----------- ---------- --------------
 As of December 31:
 1983.............
 1984.............    $2,750    $2,576.66   $2,721.69
 1985.............     5,750     6,172.99    7,081.61
 1986.............     8,750    11,066.41   11,507.26
 1987.............    11,750    14,254.80   13,833.94
 1988.............    14,750    19,085.08   18,577.03
 1989.............    17,750    27,940.20   26,177.41
 1990.............    20,750    29,006.65   27,908.00
 1991.............    23,750    41,503.70   37,386.89
 1992.............    26,750    48,396.58   42,727.25
 1993.............    29,750    58,554.42   50,273.64
 1994.............    32,750    60,689.22   53,310.86
 1995.............    35,750    82,926.10   73,209.00
 1996.............    38,750    95,498.16   88,641.47
 1997.............    41,750   125,546.43  112,951.07
 1998.............    44,750   170,923.77  134,603.51    $2,000     $2,142.00
 1999.............    47,750   268,880.77  150,386.90     5,000      8,464.79
 2000.............    50,750   279,099.50  162,849.91     8,000      9,131.76
 Annual Effective
  Rate of Return..                  17.90%      12.54%                   9.89%

-------
(1) Wellington Management Company, LLP became the subadviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as subadviser.
(2) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.
(3) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

(4) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

  As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the Percentage Change in Unit Value information and Annual Effective Rate of Return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

BACK BAY ADVISORS MONEY MARKET SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      August 26, 1983.......................................   1.000000
      December 31, 1983.....................................   1.027165    2.7%
      December 31, 1984.....................................   1.122053    9.2%
      December 31, 1985.....................................   1.198477    6.8%
      December 31, 1986.....................................   1.262853    5.4%
      December 31, 1987.....................................   1.327245    5.1%
      December 31, 1988.....................................   1.407892    6.1%
      December 31, 1989.....................................   1.517621    7.8%
      December 31, 1990.....................................   1.619846    6.7%
      December 31, 1991.....................................   1.697425    4.8%
      December 31, 1992.....................................   1.738206    2.4%
      December 31, 1993.....................................   1.765866    1.6%
      December 31, 1994.....................................   1.811432    2.6%
      December 31, 1995.....................................   1.889065    4.3%
      December 31, 1996.....................................   1.959126    3.7%
      December 31, 1997.....................................   2.036045    3.9%
      December 31, 1998.....................................   2.098320    3.1%
      December 31, 1999.....................................   2.171899    3.5%
      December 31, 2000.....................................   2.275063    4.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      17 years, 4 months ended December 31, 2000.............  127.5%     4.9%
      10 years ended December 31, 2000.......................   41.0%     3.5%
      5 years ended December 31, 2000........................   21.2%     3.9%
      1 year ended December 31, 2000.........................    4.7%     4.7%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

BACK BAY ADVISORS BOND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                          ACCUMULATION     %
      DATE                                                 UNIT VALUE   CHANGE
      ----                                                ------------ ---------
      August 26, 1983....................................   1.000000
      December 31, 1983..................................   1.027196      2.7%
      December 31, 1984..................................   1.141109     11.1%
      December 31, 1985..................................   1.337005     17.2%
      December 31, 1986..................................   1.514752     13.3%
      December 31, 1987..................................   1.528314      0.9%
      December 31, 1988..................................   1.633970      6.9%
      December 31, 1989..................................   1.810362     10.8%
      December 31, 1990..................................   1.930406      6.6%
      December 31, 1991..................................   2.246568     16.4%
      December 31, 1992..................................   2.397657      6.7%
      December 31, 1993..................................   2.663825     11.1%
      December 31, 1994..................................   2.539801     -4.7%
      December 31, 1995..................................   3.037039     19.6%
      December 31, 1996..................................   3.134109      3.2%
      December 31, 1997..................................   3.428788      9.4%
      December 31, 1998..................................   3.660529      6.8%
      December 31, 1999..................................   3.592823     -1.8%
      December 31, 2000..................................   3.831633      6.6%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                            % CHANGE    ANNUAL
                                                            IN UNIT    EFFECTIVE
                                                             VALUE       RATE
                                                          ------------ ---------
      17 years, 4 months ended December 31, 2000.........     283.2%      8.1%
      10 years ended December 31, 2000...................      99.2%      7.1%
      5 years ended December 31, 2000....................      26.9%      4.9%
      1 year ended December 31, 2000.....................       6.6%      6.6%

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                          ACCUMULATION     %
      DATE                                                 UNIT VALUE   CHANGE
      ----                                                ------------ ---------
      October 31, 1994...................................   1.000000
      December 31, 1994..................................    .983850     -1.6%
      December 31, 1995..................................   1.158823     17.8%
      December 31, 1996..................................   1.307292     12.8%
      December 31, 1997..................................   1.432601      9.6%
      December 31, 1998..................................   1.439188      0.5%
      December 31, 1999..................................   1.439668      0.0%
      December 31, 2000..................................   1.522166      5.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                            % CHANGE    ANNUAL
                                                            IN UNIT    EFFECTIVE
                                                             VALUE       RATE
                                                          ------------ ---------
      6 years, 2 months ended December 31, 2000..........      52.2%      7.0%
      5 years ended December 31, 2000....................      31.4%      5.6%
      1 year ended December 31, 2000.....................       5.7%      5.7%

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   1.003770     0.4%
      December 31, 1995.....................................   1.139109    13.5%
      December 31, 1996.....................................   1.160957     1.9%
      December 31, 1997.....................................   1.242399     7.0%
      December 31, 1998.....................................   1.316242     5.9%
      December 31, 1999.....................................   1.300191    -1.2%
      December 31, 2000.....................................   1.416200     8.9%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............   41.6%     5.8%
      5 years ended December 31, 2000........................   24.4%     4.5%
      1 year ended December 31, 2000.........................    8.9%     8.9%

BALANCED SUB-ACCOUNT**

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................    .996791    -0.3%
      December 31, 1995.....................................   1.227281    23.1%
      December 31, 1996.....................................   1.415482    15.3%
      December 31, 1997.....................................   1.622453    14.6%
      December 31, 1998.....................................   1.742881     7.4%
      December 31, 1999.....................................   1.631646    -6.4%
      December 31, 2000.....................................   1.578230    -3.3%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............   57.8%     7.7%
      5 years ended December 31, 2000........................   28.7%     5.2%
      1 year ended December 31, 2000.........................   -3.3%    -3.3%

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** The Balanced Series' subadviser was Loomis Sayles & Company, L.P. until May
   1, 2000 when Wellington Management Company, LLP became the subadviser.

ALGER EQUITY GROWTH SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
      DATE                                                   UNIT VALUE  CHANGE
      ----                                                  ------------ ------
      October 31, 1994.....................................   1.000000
      December 31, 1994....................................   0.955891    -4.4%
      December 31, 1995....................................   1.402375    46.7%
      December 31, 1996....................................   1.565675    11.6%
      December 31, 1997....................................   1.940577    23.9%
      December 31, 1998....................................   2.823513    45.5%
      December 31, 1999....................................   3.734589    32.3%
      December 31, 2000....................................   3.178881   -14.9%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............  217.9%     20.6%
      5 years ended December 31, 2000........................  126.8%     17.8%
      1 year ended December 31, 2000.........................  -14.9%    -14.9%

DAVIS VENTURE VALUE SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................    .962860    -3.7%
      December 31, 1995.....................................   1.323183    37.4%
      December 31, 1996.....................................   1.642613    24.1%
      December 31, 1997.....................................   2.163463    31.7%
      December 31, 1998.....................................   2.437055    12.6%
      December 31, 1999.....................................   2.824171    15.9%
      December 31, 2000.....................................   3.049260     8.0%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............  204.9%    19.8%
      5 years ended December 31, 2000........................  130.6%    18.2%
      1 year ended December 31, 2000.........................    8.0%     8.0%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax, or the annual Administration Contract Charge.

HARRIS OAKMARK MID CAP VALUE SUB-ACCOUNT**

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1993........................................   1.000000
      December 31, 1993.....................................   1.137039    13.7%
      December 31, 1994.....................................   1.118794    -1.6%
      December 31, 1995.....................................   1.438865    28.6%
      December 31, 1996.....................................   1.669358    16.0%
      December 31, 1997.....................................   1.932280    15.7%
      December 31, 1998.....................................   1.797180    -7.0%
      December 31, 1999.....................................   1.778414    -1.0%
      December 31, 2000.....................................   2.112113    18.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      7 years, 8 months ended December 31, 2000..............  111.2%    10.2%
      5 years ended December 31, 2000........................   47.0%     8.0%
      1 year ended December 31, 2000.........................   18.8%    18.8%

LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      May 2, 1994...........................................   1.000000
      December 31, 1994.....................................    .959097    -4.1%
      December 31, 1995.....................................   1.219226    27.1%
      December 31, 1996.....................................   1.571807    28.9%
      December 31, 1997.....................................   1.936137    23.2%
      December 31, 1998.....................................   1.873409    -3.2%
      December 31, 1999.....................................   2.433952    29.9%
      December 31, 2000.....................................   2.526234     3.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 8 months ended December 31, 2000..............  152.6%    14.9%
      5 years ended December 31, 2000........................  107.4%    15.7%
      1 year ended December 31, 2000.........................    3.8%     3.8%

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

MFS INVESTORS TRUST SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
       DATE                                                   UNIT VALUE  CHANGE
       ----                                                  ------------ ------
       April 30, 1999.......................................   1.000000     --
       December 31, 1999....................................   1.018894    -1.9%
       December 31, 2000....................................   1.003305    -1.5%

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
       1 year, 8 months ended December 31, 2000..............    0.3%     0.2%
       1 year ended December 31, 2000........................   -1.5%    -1.5%

MFS RESEARCH MANAGERS SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
       DATE                                                   UNIT VALUE  CHANGE
       ----                                                  ------------ ------
       April 30, 1999.......................................   1.000000     --
       December 31, 1999....................................   1.186801    18.7%
       December 31, 2000....................................   1.127801    -5.0%

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                                                  %
                                                                CHANGE
                                                                  IN    ANNUAL
                                                                 UNIT  EFFECTIVE
                                                                VALUE    RATE
                                                                ------ ---------
       1 year, 8 months ended December 31, 2000................  12.8%    7.5%
       1 year ended December 31, 2000..........................  -5.0%   -5.0%

WESTPEAK GROWTH AND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1993........................................   1.000000
      December 31, 1993.....................................   1.132111    13.2%
      December 31, 1994.....................................   1.103489    -2.5%
      December 31, 1995.....................................   1.485762    34.6%
      December 31, 1996.....................................   1.730922    16.5%
      December 31, 1997.....................................   2.279329    31.7%
      December 31, 1998.....................................   2.790691    22.4%
      December 31, 1999.....................................   3.009259     7.8%
      December 31, 2000.....................................   2.814682    -6.5%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      7 years, 8 months ended December 31, 2000..............  181.5%    14.4%
      5 years ended December 31, 2000........................   89.7%    13.7%
      1 year ended December 31, 2000.........................   -6.5%    -6.5%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

LEHMAN BROTHERS AGGREGATE BOND INDEX SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      November 9, 1998......................................   1.000000
      December 31, 1998.....................................   1.011441     1.1%
      December 31, 1999.....................................   0.981360    -3.0%
      December 31, 2000.....................................   1.075777     9.6%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 1 months ended December 31, 2000..............   7.6%      3.5%
      1 year ended December 31, 2000.........................   9.6%      9.6%

JANUS MID CAP SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
      DATE                                                   UNIT VALUE  CHANGE
      ----                                                  ------------ ------
      March 3, 1997........................................   1.000000
      December 31, 1997....................................   1.264952    26.5%
      December 31, 1998....................................   1.706846    34.9%
      December 31, 1999....................................   3.743002   119.3%
      December 31, 2000....................................   2.531515   -32.4%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      3 years, 10 months ended December 31, 2000.............  153.2%     27.4%
      1 year ended December 31, 2000.........................  -32.4%    -32.4%

METLIFE STOCK INDEX SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
      DATE                                                   UNIT VALUE  CHANGE
      ----                                                  ------------ ------
      May 1, 1990                                             1.000000
      December 31, 1990....................................   1.007861     0.8%
      December 31, 1991....................................   1.286801    27.7%
      December 31, 1992....................................   1.359482     5.6%
      December 31, 1993....................................   1.465437     7.8%
      December 31, 1994....................................   1.458290    -0.5%
      December 31, 1995....................................   1.963666    34.7%
      December 31, 1996....................................   2.368932    20.6%
      December 31, 1997....................................   3.078824    30.0%
      December 31, 1998....................................   3.883282    26.1%
      December 31, 1999....................................   4.614786    18.8%
      December 31, 2000....................................   4.115022   -10.8%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      10 years, 8 months ended December 31, 2000.............  311.5%     14.2%
      10 years ended December 31, 2000.......................  308.3%     15.1%
      5 years ended December 31, 2000........................  109.6%     15.9%
      1 year ended December 31, 2000.........................  -10.8%    -10.8%

NEUBERGER BERMAN PARTNERS MID CAP VALUE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      November 9, 1998......................................   1.000000
      December 31, 1998.....................................   1.071970     7.2%
      December 31, 1999.....................................   1.240473    15.7%
      December 31, 2000.....................................   1.564495    26.1%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 1 month ended December 31, 2000...............   56.4%    23.2%
      1 year ended December 31, 2000.........................   26.1%    26.1%

PUTNAM LARGE CAP GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
      DATE                                                   UNIT VALUE  CHANGE
      ----                                                  ------------ ------
      May 1, 2000..........................................   1.000000
      December 31, 2000....................................   0.723242   -27.7%

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                                                 %
                                                               CHANGE
                                                                 IN     ANNUAL
                                                                UNIT   EFFECTIVE
      DATE                                                     VALUE     RATE
      ----                                                     ------  ---------
      8 months ended December 31, 2000........................ -27.7%    -38.4%

MORGAN STANLEY EAFE INDEX SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
      DATE                                                   UNIT VALUE  CHANGE
      ----                                                  ------------ ------
      November 9, 1998.....................................   1.000000
      December 31, 1998....................................   1.078661     7.9%
      December 31, 1999....................................   1.324681    22.8%
      December 31, 2000....................................   1.114981   -15.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 1 month ended December 31, 2000...............   11.5%      5.2%
      1 year ended December 31, 2000.........................  -15.8%    -15.8%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT**

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
      DATE                                                   UNIT VALUE  CHANGE
      ----                                                  ------------ ------
      October 31, 1994.....................................   1.176495
      December 31, 1994....................................   1.204332     2.4%
      December 31, 1995....................................   1.261652     4.8%
      December 31, 1996....................................   1.327000     5.2%
      December 31, 1997....................................   1.291549    -2.6%
      December 31, 1998....................................   1.366233     5.6%
      December 31, 1999....................................   1.678854    22.9%
      December 31, 2000....................................   1.486746   -11.4%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............   26.4%      3.9%
      5 years ended December 31, 2000........................   17.8%      3.3%
      1 year ended December 31, 2000.........................  -11.4%    -11.4%


RUSSELL 2000 INDEX SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      November 9, 1998......................................   1.000000
      December 31, 1998.....................................   1.052362     5.2%
      December 31, 1999.....................................   1.269797    27.0%
      December 31, 2000.....................................   1.202488    -5.3%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 1 month ended December 31, 2000...............   20.2%     9.0%
      1 year ended December 31, 2000.........................   -5.3%    -5.3%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

STATE STREET RESEARCH INVESTMENT TRUST SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      June 24, 1983.........................................   1.000000
      December 31, 1983.....................................   0.967469    -3.3%
      December 31, 1984.....................................   0.956879    -1.1%
      December 31, 1985.....................................   1.268722    32.6%
      December 31, 1986.....................................   1.376095     8.5%
      December 31, 1987.....................................   1.450760     5.4%
      December 31, 1988.....................................   1.578176     8.8%
      December 31, 1989.....................................   2.051808    30.0%
      December 31, 1990.....................................   1.909451    -6.9%
      December 31, 1991.....................................   2.499025    30.9%
      December 31, 1992.....................................   2.742254     9.7%
      December 31, 1993.....................................   3.085965    12.5%
      December 31, 1994.....................................   2.937301    -4.8%
      December 31, 1995.....................................   3.846252    30.9%
      December 31, 1996.....................................   4.621364    20.2%
      December 31, 1997.....................................   5.836369    26.3%
      December 31, 1998.....................................   7.358615    26.1%
      December 31, 1999.....................................   8.574736    16.5%
      December 31, 2000.....................................   7.913002    -7.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      17 years, 6 months ended December 31, 2000.............  691.3%    12.5%
      10 years ended December 31, 2000.......................  314.4%    15.3%
      5 years ended December 31, 2000........................  105.7%    15.5%
      1 year ended December 31, 2000.........................   -7.7%    -7.7%


LORD ABBETT BOND DEBENTURE SUB-ACCOUNT**

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      May 1, 1996...........................................   1.000000
      December 31, 1996.....................................   1.117468    11.7%
      December 31, 1997.....................................   1.271168    13.8%
      December 31, 1998.....................................   1.328498     4.5%
      December 31, 1999.....................................   1.351584     1.7%
      December 31, 2000.....................................   1.340223    -0.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 8 months ended December 31, 2000..............   34.0%     6.5%
      1 year ended December 31, 2000.........................   -0.8%    -0.8%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 fee.

AMERICAN FUNDS GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      February 8, 1984......................................   1.000000
      December 31, 1984.....................................   1.003762     0.4%
      December 31, 1985.....................................   1.182440    17.8%
      December 31, 1986.....................................   1.512525    27.9%
      December 31, 1987.....................................   1.603444     6.0%
      December 31, 1988.....................................   1.802332    12.4%
      December 31, 1989.....................................   2.318846    28.7%
      December 31, 1990.....................................   2.174214    -6.2%
      December 31, 1991.....................................   2.842323    30.7%
      December 31, 1992.....................................   3.088674     8.7%
      December 31, 1993.....................................   3.524137    14.1%
      December 31, 1994.....................................   3.474616    -1.4%
      December 31, 1995.....................................   4.542494    30.7%
      December 31, 1996.....................................   5.051358    11.2%
      December 31, 1997.....................................   6.449200    27.7%
      December 31, 1998.....................................   8.579358    33.0%
      December 31, 1999.....................................  13.272578    54.7%
      December 31, 2000.....................................  13.639825     2.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                             % CHANGE   ANNUAL
                                                             IN UNIT   EFFECTIVE
                                                              VALUE      RATE
                                                             --------  ---------
      16 years, 10 months ended December 31, 2000........... 1,264.0%    16.7%
      10 years ended December 31, 2000......................   527.3%    20.2%
      5 years ended December 31, 2000.......................   200.3%    24.6%
      1 year ended December 31, 2000........................     2.8%     2.8%


AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      February 8, 1984......................................   1.000000
      December 31, 1984.....................................   1.073575     7.4%
      December 31, 1985.....................................   1.445832    34.7%
      December 31, 1986.....................................   1.732550    19.8%
      December 31, 1987.....................................   1.709298    -1.3%
      December 31, 1988.....................................   1.917052    12.2%
      December 31, 1989.....................................   2.357523    23.0%
      December 31, 1990.....................................   2.252099    -4.5%
      December 31, 1991.....................................   2.740076    21.7%
      December 31, 1992.....................................   2.900373     5.9%
      December 31, 1993.....................................   3.194360    10.1%
      December 31, 1994.....................................   3.198380     0.1%
      December 31, 1995.....................................   4.172830    30.5%
      December 31, 1996.....................................   4.859703    16.5%
      December 31, 1997.....................................   6.000937    23.5%
      December 31, 1998.....................................   6.970603    16.2%
      December 31, 1999.....................................   7.624390     9.4%
      December 31, 2000.....................................   8.096386     6.2%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      16 years, 10 months ended December 31, 2000............  709.6%    13.2%
      10 years ended December 31, 2000.......................  259.5%    13.7%
      5 years ended December 31, 2000........................   94.0%    14.2%
      1 year ended December 31, 2000.........................    6.2%     6.2%

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
      DATE                                                   UNIT VALUE  CHANGE
      ----                                                  ------------ ------
      April 30, 1998.......................................   1.000000
      December 31, 1998....................................   1.013390     1.3%
      December 31, 1999....................................   1.907640    88.2%
      December 31, 2000....................................   1.566370   -17.9%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 8 months ended December 31, 2000..............   56.6%     18.3%
      1 year ended December 31, 2000.........................  -17.9%    -17.9%


--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

  When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

  Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds.

  The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  Illustrations of annuity income payments under various hypothetical and historical rates appear in the tables below. The monthly equivalents of the hypothetical annual net returns of (2.8%), 3.50%, 3.59%, 5.54% and 7.49% shown in the tables at pages II-36 through II-38 are (0.19%), 0.29%, 0.29%, 0.45% and 0.60%.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, 5.91%, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, 5.91%, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect an average daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.32% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The average mortality and expense risk charge assumes that the contract value is allocated equally among all the sub-accounts. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of 0.88% of the average daily net assets of the Eligible Funds. Actual fees and expenses of the portfolios associated with your Contract may be more or less than 0.88%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The tables show both the gross rate and the net rate. The difference between gross and net rates represents the assumed 1.42% average mortality and expense risk and administrative charge and the assumed 0.88% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.30%.

  Three tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option. The second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration with annuitization occurring within the first two years. The third assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration, with annuitization occurring after the second year. The illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/01
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $649.12

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $663.41

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $581.00

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                  WITH AN ASSUMED RATE OF RETURN OF:
                            ----------------------------------------------
                      GROSS    0%     5.91%      6%       8%       10%
PAYMENT  CALENDAR     ----- ----------------- -------- -------- ----------
 YEAR      YEAR   AGE NET**  -2.28%   3.50%    3.59%    5.54%     7.49%
-------  -------- --- ----- ----------------- -------- -------- ----------
    1      2001    65        $581.00 $ 581.00 $ 581.00 $ 581.00 $   581.00
    2      2002    66         548.56   581.00   581.48   592.45     603.42
    3      2003    67         517.94   581.00   581.96   604.13     626.71
    4      2004    68         489.02   581.00   582.44   616.04     650.90
    5      2005    69         461.72   581.00   582.92   628.18     676.02
   10      2010    74         346.44   581.00   585.33   692.57     816.94
   15      2015    79         259.95   581.00   587.75   763.57     987.24
   20      2020    84         195.05   581.00   590.18   841.85   1,193.03

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charge from the Gross Rates of Return.

    ANNUITY PAY-OUT ILLUSTRATION, ANNUITIZATION OCCURRING WITHIN TWO YEARS
                       (50% VARIABLE--50% FIXED PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/01
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $649.12

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER BE LESS THAN: $324.56. THE MONTHLY GUARANTEED PAYMENT OF $324.56 IS BEING PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%       5.91%      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- --------- --------- --------- ---------
 YEAR      YEAR   AGE NET**  -2.28%     3.50%     3.59%     5.54%     7.49%
-------  -------- --- ----- --------- --------- --------- --------- ---------
    1      2001    65       $  615.06 $  615.06 $  615.06 $  615.06 $  615.06
    2      2002    66          598.84    615.06    615.30    620.79    626.67
    3      2003    67          583.53    615.06    615.54    626.63    637.92
    4      2004    68          569.07    615.06    615.78    632.58    650.01
    5      2005    69          555.42    615.06    616.02    638.65    662.57
   10      2010    74          497.78    615.06    617.23    670.85    733.03
   15      2015    79          454.54    615.06    618.44    706.35    818.18
   20      2020    84          422.09    615.06    619.65    745.49    921.08

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charge from the Gross Rate of Return.

     ANNUITY PAY-OUT ILLUSTRATION, ANNUITIZATION OCCURRING AFTER TWO YEARS
                       (50% VARIABLE--50% FIXED PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/01
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $663.41

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER BE LESS THAN: $331.70. THE MONTHLY GUARANTEED PAYMENT OF $331.70 IS BEING PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%       5.91%      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- --------- --------- --------- ---------
 YEAR      YEAR   AGE NET**  -2.28%     3.50%     3.59%     5.54%     7.49%
-------  -------- --- ----- --------- --------- --------- --------- ---------
    1      2001    65       $  622.20 $  622.20 $  622.20 $  622.20 $  622.20
    2      2002    66          605.98    622.20    622.44    627.93    633.41
    3      2003    67          590.67    622.20    622.68    633.77    645.06
    4      2004    68          576.21    622.20    622.92    639.72    657.15
    5      2005    69          562.56    622.20    623.16    645.79    669.71
   10      2010    74          504.93    622.20    624.37    677.99    740.17
   15      2015    79          461.68    622.20    625.58    713.49    825.32
   20      2020    84          429.23    622.20    626.79    752.63    928.22

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the tables also take into account the actual portfolios' management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Bond Income and Money Market portfolios, and that the Annuitant's age has increased by the time the other portfolios became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the portfolios. Upon request, and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/01
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $649.12; FOR AGE 72: $731.07; FOR AGE 73: $744.87; FOR AGE 75: $773.76; FOR AGE 76:
$788.71; FOR AGE 78: $819.21; FOR AGE 79: $834.56; FOR AGE 80: $849.79; FOR
AGE 81: $864.73; AND FOR AGE 82: $879.23.

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $663.41; FOR AGE 72:
$747.15; FOR AGE 73: $761.26; FOR AGE 75: $790.78; FOR AGE 76: $806.06; FOR
AGE 78: $837.23; FOR AGE 79: $852.92; FOR AGE 80: $868.48; FOR AGE 81:
$883.76; AND FOR AGE 82: $898.58.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%.

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                           SALOMON
                      BACK BAY BACK BAY   STRATEGIC    SALOMON               ALGER     DAVIS
PAYMENT  CALENDAR      MONEY     BOND       BOND         U.S.               EQUITY    VENTURE
 YEAR      YEAR   AGE  MARKET   INCOME  OPPORTUNITIES GOVERNMENT BALANCED   GROWTH     VALUE
-------  -------- --- -------- -------- ------------- ---------- --------- --------- ---------
    1      1983    65 $581.00  $ 581.00
    2      1984    66  589.11    593.75
    3      1985    67  621.40    636.91
    4      1986    68  640.96    720.66
    5      1987    69  652.22    788.46
    6      1988    70  661.97    768.23
    7      1989    71  678.04    793.10
    8      1990    72  705.82    848.57
    9      1991    73  727.52    873.81
   10      1992    74  736.22    982.04
   11      1993    75  727.98  1,012.04
   12      1994    76  714.19  1,085.82    $765.00     $765.00   $  765.00 $  765.00 $  765.00
   13      1995    77  707.50    999.76     748.30      763.45      758.14    737.36    732.33
   14      1996    78  712.51  1,154.49     851.15      836.67      901.43  1,044.66    971.87
   15      1997    79  713.52  1,150.41     927.17      823.39    1,003.91  1,126.19  1,165.00
   16      1998    80  716.10  1,215.41     981.20      850.93    1,111.23  1,347.99  1,481.77
   17      1999    81  718.18  1,262.70     953.89      872.40    1,155.17  1,897.98  1,615.27
   18      2000    82  718.23  1,197.44     921.94      832.62    1,044.88  2,425.52  1,808.55
   19      2001    83  726.84  1,233.73     941.71      876.16      976.40  1,994.60  1,886.48

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND
EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.40% or 1.65% as applicable), AND, MANAGEMENT FEES AND OTHER EXPENSES (these may vary from year to year). The following expenses are for the year ended December 31, 2000, after giving effect to current expense caps or deferrals: .41% Back Bay Advisors Money Market; .47% Back Bay Advisors Bond Income; .78% Salomon Brothers Strategic Bond Opportunities; .70% Salomon Brothers U.S. Government;
 .80% Balanced; .79% Alger Equity Growth; .79% Davis Venture Value; .90% Harris Oakmark Mid Cap Value; .96% Loomis Sayles Small Cap; .90% MFS Investors Trust;
 .90% MFS Research Managers; .73% Westpeak Growth and Income; .62% Lehman Brothers Aggregate Bond Index; .95% Janus Mid Cap; .53% MetLife Stock Index; 1.14% Neuberger Berman Partners Mid Cap Value; 1.00% Putnam Large Cap Growth;
 .95% Morgan Stanley EAFE Index; 1.14% Putnam International Stock; .80% Russell 2000 Index; .75% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .63% American Funds Growth; .60% American Funds Growth-Income;
1.11% American Funds Global Small Capitalization.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/01
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $649.12; FOR AGE 72: $731.07; FOR AGE 73: $744.87; FOR AGE 75: $773.76; FOR AGE 76:
$788.71; FOR AGE 78: $819.21; FOR AGE 79: $834.56; FOR AGE 80: $849.79; FOR
AGE 81: $864.73; AND FOR AGE 82: $879.23.

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $663.41; FOR AGE 72:
$747.15; FOR AGE 73: $761.26; FOR AGE 75: $790.78; FOR AGE 76: $806.06; FOR
AGE 78: $837.23; FOR AGE 79: $852.92; FOR AGE 80: $868.48; FOR AGE 81:
$883.76; AND FOR AGE 82: $898.58.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%.

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                    HARRIS                                                                     LEHMAN
                    OAKMARK   LOOMIS                      WESTPEAK   PUTNAM  PUTNAM           BROTHERS            MORGAN
PAY-                  MID     SAYLES      MFS      MFS     GROWTH   INTERNA-  LARGE           AGGREGATE METLIFE  STANLEY  RUSSELL
MENT  CALENDAR        CAP      SMALL   INVESTORS RESEARCH    AND     TIONAL    CAP    JANUS     BOND     STOCK     EAFE     2000
YEAR    YEAR   AGE   VALUE      CAP      TRUST   MANAGERS  INCOME   STOCK**  GROWTH  MID CAP    INDEX    INDEX    INDEX    INDEX
----  -------- --- --------- --------- --------- -------- --------- -------- ------- -------- --------- -------- -------- --------
  1     1983    65
  2     1984    66
  3     1985    67
  4     1986    68
  5     1987    69
  6     1988    70
  7     1989    71
  8     1990    72                                                                                      $ 693.00
  9     1991    73                                                                                        684.50
 10     1992    74                                                                                        848.46
 11     1993    75 $  747.00                              $  747.00                                       907.68
 12     1994    76    829.70 $  765.00                       826.11 $765.00                               941.99
 13     1995    77    788.39    733.51                       777.60  778.64                               905.57
 14     1996    78    979.16    900.48                     1,011.07  788.12                             1,168.59
 15     1997    79  1,096.94  1,120.95                     1,137.39  800.83          $ 819.00           1,357.48
 16     1998    80  1,226.15  1,333.42                     1,446.38  753.08          1,005.46  $836.00  1,687.76 $ 836.00 $ 836.00
 17     1999    81  1,104.44  1,248.88  $852.00  $852.00   1,714.99  769.69          1,319.91   841.62  2,059.30   897.54   875.68
 18     2000    82  1,055.95  1,567.68   848.28   988.07   1,786.77  913.82          2,797.31   788.48  2,363.63 1,065.72 1,021.60
 19     2001    83  1,211.56  1,571.95   806.98   907.12   1,614.57  781.81  $868.00 2,734.39   790.47  2,221.49   958.55 1,011.91


                                   NEUBERGER
                      STATE STREET  BERMAN     LORD              AMERICAN
                        RESEARCH   PARTNERS   ABBETT   AMERICAN    FUNDS   AMERICAN FUNDS
PAYMENT  CALENDAR      INVESTMENT   MID CAP    BOND      FUNDS    GROWTH-   GLOBAL SMALL
 YEAR      YEAR   AGE    TRUST       VALUE   DEBENTURE  GROWTH    INCOME   CAPITALIZATION
-------  -------- --- ------------ --------- --------- --------- --------- --------------
    1      1983    65   $ 581.00
    2      1984    66     552.07                       $  596.00 $  596.00
    3      1985    67     527.51                          580.03    620.37
    4      1986    68     675.78                          660.18    807.23
    5      1987    69     708.18                          815.91    934.60
    6      1988    70     721.36                          835.71    890.88
    7      1989    71     758.11                          907.51    965.28
    8      1990    72     952.29                        1,128.11  1,146.92
    9      1991    73     856.25                        1,021.97  1,058.58
   10      1992    74   1,082.74                        1,290.83  1,244.40
   11      1993    75   1,147.84                        1,355.15  1,272.53
   12      1994    76   1,248.02                        1,493.92  1,354.13
   13      1995    77   1,147.73                        1,423.12  1,309.98
   14      1996    78   1,452.07              $801.00   1,797.58  1,651.30
   15      1997    79   1,685.54               874.66   1,931.17  1,857.90
   16      1998    80   2,056.71   $ 836.00    961.32   2,382.20  2,216.62    $ 836.00
   17      1999    81   2,505.45     891.70    970.70   3,061.88  2,487.73      827.78
   18      2000    82   2,820.78     996.97    954.17   4,576.65  2,629.04    1,505.54
   19      2001    83   2,514.83   1,214.76    914.07   4,543.81  2,697.13    1,194.29

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS

THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.40% or 1.65% as applicable), AND, MANAGEMENT FEES AND OTHER EXPENSES (these may vary from year to year). The following expenses are for the year ended December 31, 2000, after giving effect to expense caps or deferrals: .41% Back Bay Advisors Money Market; .47% Back Bay Advisors Bond Income; .78% Salomon Brothers Strategic Bond Opportunities; .70% Salomon Brothers U.S. Government; .80% Balanced; .79% Alger Equity Growth; .79% Davis Venture Value; .90% Harris Oakmark Mid Cap Value; .96% Loomis Sayles Small Cap; .90% MFS Investors Trust; .90% MFS Research Managers; .73% Westpeak Growth and Income; .62% Lehman Brothers Aggregate Bond Index; .95% Janus Mid Cap; .53% MetLife Stock Index; 1.14% Neuberger Berman Partners Mid Cap Value; 1.00% Putnam Large Cap Growth; .95% Morgan Stanley EAFE Index; 1.14% Putnam International Stock; .80% Russell 2000 Index; .75% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .63% American Funds Growth; .60% American Funds Growth-Income; 1.11% American Funds Global Small Capitalization.

--------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International magnum Equity Series.

                               THE FIXED ACCOUNT

  Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

  The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to an annual effective rate of 3%; or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us (currently $500,000). (For Contracts issued in Maryland, we reserve the right to restrict such purchase payments and transfers if the total Contract Value in the Fixed Account equals or exceeds $500,000.) In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. See "Loan Provision for Certain Tax Benefited Retirement Plans." The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the Zenith Back Bay Advisors Money Market Sub-account instead.

  We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                                    EXPERTS

  The financial statements of New England Variable Annuity Separate Account of New England Life Insurance Company ("NELICO") as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 and the consolidated financial statements of NELICO and subsidiaries as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Anne Goggin, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

  The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                  APPENDIX A

                    ADVERTISING AND PROMOTIONAL LITERATURE

  Advertising and promotional literature prepared by NEF for products it issues or administers may include references to MetLife Advisers, LLC (formerly New England Investment Management) or its affiliates, such as State Street Research & Management Company. Prior to October 30, 2000, Nvest Companies (which includes affiliates such as Back Bay Advisors, Loomis Sayles, Westpeak and Harris Associates, L.P.) was affiliated with MetLife Advisers. However, on October 30, 2000, MetLife sold its majority limited partnership interest in Nvest Companies to CDC Asset Management.

  NEF's advertising and promotional literature may include references to other NEF affiliates. References may also be made to NEF's parent company, MetLife and the services it provides to the Metropolitan Series Fund, Inc.

  References to subadvisers unaffiliated with MetLife Advisers or NEF that perform subadvisory functions on behalf of New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust or the American Variable Insurance Series and their respective fund groups may be contained in NEF's advertising and promotional literature including, but not limited to, Alger Management, Davis Selected, SBAM, GSAM, and Putnam Investment Management Inc.

  NEF's advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

  . Specific and general assessments and forecasts regarding the U.S.
    economy, world economies, the economics of specific nations and their impact on the Series

  . Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

  . Specific and general investment philosophies, strategies, processes, techniques and types of analysis

  . Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

  . The corporate histories, founding dates and names of founders of the entities

  . Awards, honors and recognition given to the firms

  . The names of those with ownership interest and the percentage of ownership

  . The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

  . Current capitalization, levels of profitability and other financial and statistical information

  . Identification of portfolio managers, researchers, economists, principals and other staff members and employees

  . The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

  . Current and historical statistics about:

   - total dollar amount of assets managed
   - MetLife Advisers assets managed in total and/or by Series
   - Asset managed by CGM in total and/or by Series
   - the growth of assets
   - asset types managed
   - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
   - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser.

  . The general and specific strategies applied by the advisers in the management of the Zenith Fund's and Metropolitan Fund's portfolios including, but not limited to:

   - the pursuit of growth, value, income oriented, risk management or other strategies
   - the manner and degree to which the strategy is pursued
   - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
   - the types and characteristics of investments sought and specific portfolio holdings
   - the actual or potential impact and result from strategy implementation
   - through its own areas of expertise and operations, the value added by subadvisers to the management process
   - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500
   - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues.

  . Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Series/Portfolios of the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Variable Insurance Series and those families of funds. Any such references will indicate that the Zenith Fund, Metropolitan Fund Met Investors Series Trust or American Variable Insurance Series and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Series/Portfolios and other funds managed by the Series'/Portfolios' adviser and subadvisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

  In addition, communications and materials developed by NEF or its affiliates may make reference to the following information about Nvest Companies and its affiliates:

  Nvest Companies is one of the largest publicly traded managers in the U.S. listed on the New York Stock Exchange. Nvest Companies maintains over $100 billion in assets under management. In addition, promotional materials may include:

  New England Securities Corporation an indirect subsidiary of NEF, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides.

  Additional information contained in advertising and promotional literature may include: rankings and ratings of the Series including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

  References to the Series may be included in NEF's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

  . Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom NEF may or may not have a relationship.

  . Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the NEF as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                        REPORT OF INDEPENDENT AUDITORS

To the Contract Owners of New England Variable Annuity Separate Account of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities and the related statement of operations of the New England Variable Annuity Separate Account (comprised of the following Sub-Accounts: Bond Income, Money Market, Mid Cap Value, Growth and Income, Small Cap, U.S. Government, Balanced, Equity Growth, International Magnum Equity, Venture Value, Bond Opportunities, Investors, Research Managers, Large Cap Growth and International Stock) of New England Life Insurance Company as of and for the year ended December 31, 2000, and the related statements of changes in net assets for each of the two years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position and the results of operations of the respective aforementioned Sub-Accounts comprising the New England Variable Annuity Separate Account of New England Life Insurance Company as of and for the year ended December 31, 2000, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 9, 2001

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                       NEW ENGLAND ZENITH FUND
                                                   -------------------------------------------------------------------
                                                                                   MID       GROWTH AND      SMALL
                                                   BOND INCOME   MONEY MARKET   CAP VALUE      INCOME         CAP
                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                   ------------  ------------  -----------  ------------  ------------
ASSETS
 Investments in New England Zenith Fund and
  Metropolitan Series Fund at value (Note 2)...... $102,643,782  $77,405,965   $57,590,849  $198,268,496  $167,455,439
                            SHARES       COST
                          ---------- -------------
 Back Bay Advisors Bond
  Income Series.........     936,018   102,888,335
 Back Bay Advisors Money
  Market Series.........     774,060    77,405,965
 Harris Oakmark Mid Cap
  Value Series..........     392,870    58,982,645
 Westpeak Growth and
  Income Series.........   1,081,071   213,963,265
 Loomis Sayles Small Cap
  Series................     795,740   140,763,012
 Salomon Brothers U.S.
  Government Series.....   3,337,027    38,040,419
 Balanced Series........   7,124,393   103,651,782
 Alger Equity Growth
  Series................  15,046,483   368,501,758
 Davis Venture Value
  Series................  12,404,768   278,160,241
 Solomon Brothers Bond
  Opportunities Series..   5,591,416    66,334,623
 MFS Investors Series...   1,457,227    14,688,035
 MFS Research Managers
  Series................   3,523,287    42,996,869
 Putnam Large Cap Growth
  Portfolio.............   1,531,673    14,421,145
 Putnam International
  Stock Portfolio.......   7,044,478    86,559,288
                                     -------------
  Total.................             1,607,357,382
                                     =============
 Amount due and accrued from contract-related
  transactions, net...............................      325,164    1,687,761       395,406       314,480       412,989
 Dividends receivable.............................      --           408,650       --            --            --
                                                   ------------  -----------   -----------  ------------  ------------
  Total Assets....................................  102,968,946   79,502,376    57,986,255   198,582,976   167,868,428
LIABILITIES
 Due to (from) New England Life Insurance Company.     (114,078)    (220,746)      (62,308)     (215,262)     (192,081)
                                                   ------------  -----------   -----------  ------------  ------------
NET ASSETS........................................ $102,854,868  $79,281,630   $57,923,947  $198,367,714  $167,676,347
                                                   ============  ===========   ===========  ============  ============
NET ASSETS CONSIST OF:
 Net Assets attributable to Variable Annuity
  Contracts....................................... $ 99,965,570  $78,621,285   $56,978,431  $192,966,760  $165,528,962
 Annuity Reserves (Note 7)........................    2,889,298      660,345       945,516     5,400,954     2,147,385
                                                   ------------  -----------   -----------  ------------  ------------
  TOTAL NET ASSETS................................ $102,854,868  $79,281,630   $57,923,947  $198,367,714  $167,676,347
                                                   ============  ===========   ===========  ============  ============

                       See Notes to Financial Statements

                                NEW ENGLAND ZENITH FUND                                       METROPOLITAN SERIES FUND
--------------------------------------------------------------------------------------------  --------------------------
   U.S.                      EQUITY       VENTURE         BOND                    RESEARCH     LARGE CAP   INTERNATIONAL
GOVERNMENT    BALANCED       GROWTH        VALUE      OPPORTUNITIES  INVESTORS    MANAGERS      GROWTH         STOCK
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
-----------  -----------  ------------  ------------  ------------- -----------  -----------  -----------  -------------
$39,844,105  $96,749,258  $377,064,875  $362,219,229   $63,965,799  $14,922,004  $40,658,731  $11,348,279   $86,997,525
    207,140      121,636       923,100       917,758       184,533      102,029      177,436       60,273       254,960
    --           --            --            --            --           --           --           --            --
-----------  -----------  ------------  ------------   -----------  -----------  -----------  -----------   -----------
 40,051,245   96,870,894   377,987,975   363,136,987    64,150,332   15,024,033   40,836,167   11,408,552    87,252,485
    (43,756)    (106,070)     (412,404)     (403,248)      (70,320)     (15,732)     (43,137)     (11,603)      (97,221)
-----------  -----------  ------------  ------------   -----------  -----------  -----------  -----------   -----------
$40,007,489  $96,764,824  $377,575,571  $362,733,739   $64,080,012  $15,008,301  $40,793,030  $11,396,949   $87,155,264
===========  ===========  ============  ============   ===========  ===========  ===========  ===========   ===========
$38,849,802  $94,604,669  $372,569,817  $357,215,485   $62,031,808  $14,911,634  $40,570,624  $11,343,555   $86,246,550
  1,157,687    2,160,155     5,005,754     5,518,254     2,048,204       96,667      222,406       53,394       908,714
-----------  -----------  ------------  ------------   -----------  -----------  -----------  -----------   -----------
$40,007,489  $96,764,824  $377,575,571  $362,733,739   $64,080,012  $15,008,301  $40,793,030  $11,396,949   $87,155,264
===========  ===========  ============  ============   ===========  ===========  ===========  ===========   ===========
                                NEW ENGLAND ZENITH FUND
---------------------------------------------------------------------------------------------
     TOTAL
---------------
 $1,697,134,336
      6,084,665
        408,650
----------------
  1,703,627,651
     (2,007,966)
---------------
 $1,701,619,685
===============
 $1,672,404,952
     29,214,733
---------------
 $1,701,619,685
===============

                       See Notes to Financial Statements

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED DECEMBER 31, 2000

                                                   NEW ENGLAND ZENITH FUND
                          ------------------------------------------------------------------------------
                                          MONEY                    GROWTH AND                   U.S.
                          BOND INCOME    MARKET    MID CAP VALUE     INCOME      SMALL CAP   GOVERNMENT
                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                          -----------  ----------- -------------  ------------  -----------  -----------
INCOME
Dividends...............  $     --     $4,184,576  $      --      $  5,278,838  $ 1,316,580  $     --
EXPENSES
Mortality, expense risk
 and administrative
 charges (Note 3).......      796,913     569,034       385,226      1,730,409    1,267,046      297,255
                          -----------  ----------  ------------   ------------  -----------  -----------
Net investment income
 (loss).................     (796,913)  3,615,542      (385,226)     3,548,429       49,534     (297,255)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net unrealized
 appreciation
 (depreciation) on
 investments:
  Beginning of period...   (7,675,427)     --       (10,123,288)        73,594   24,293,924   (1,734,485)
  End of period.........     (244,553)     --        (1,391,796)   (15,694,769)  26,692,427    1,803,686
                          -----------  ----------  ------------   ------------  -----------  -----------
Net change in unrealized
 appreciation
 (depreciation).........    7,430,874      --         8,731,492    (15,768,363)   2,398,503    3,538,171
Net realized gain (loss)
 on investments.........       27,066      --            74,541          3,667      (18,958)       5,460
                          -----------  ----------  ------------   ------------  -----------  -----------
Net realized and
 unrealized gain (loss)
 on investments.........    7,457,940      --         8,806,033    (15,764,696)   2,379,545    3,543,631
                          -----------  ----------  ------------   ------------  -----------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $ 6,661,027  $3,615,542  $  8,420,807   $(12,216,267) $ 2,429,079  $ 3,246,376
                          ===========  ==========  ============   ============  ===========  ===========

-------
+ For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.
++ On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.


                       See Notes to Financial Statements

                                NEW ENGLAND ZENITH FUND                                        METROPOLITAN SERIES FUND
---------------------------------------------------------------------------------------------  --------------------------
                            INTERNATIONAL
                 EQUITY        MAGNUM        VENTURE        BOND                   RESEARCH     LARGE CAP   INTERNATIONAL
 BALANCED        GROWTH       EQUITY++        VALUE     OPPORTUNITIES  INVESTORS   MANAGERS      GROWTH+       STOCK+
SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
-----------   ------------  -------------  -----------  ------------- ----------- -----------  -----------  -------------
$    36,012   $  4,408,824  $  1,230,877   $     --      $     --      $  5,794   $    10,765  $     --      $   87,979
    836,120      3,416,709       511,847     2,762,931       504,861     98,050       219,773       38,691      123,141
-----------   ------------  ------------   -----------   -----------   --------   -----------  -----------   ----------
   (800,108)       992,115       719,030    (2,762,931)     (504,861)   (92,256)     (209,008)     (38,691)     (35,162)
 (4,699,658)    73,486,541    10,133,277    55,356,779    (6,573,540)   168,130       889,260      --            --
 (6,902,524)     8,563,117    (1,191,564)   84,058,988    (2,368,824)   233,969    (2,338,138)  (3,072,866)   1,629,801
-----------   ------------  ------------   -----------   -----------   --------   -----------  -----------   ----------
 (2,202,866)   (64,923,424)  (11,324,841)   28,702,209     4,204,716     65,839    (3,227,398)  (3,072,866)   1,629,801
     25,204       (200,527)        4,911    (1,316,933)       60,020       (596)          (46)       9,198      474,632
-----------   ------------  ------------   -----------   -----------   --------   -----------  -----------   ----------
 (2,177,662)   (65,123,951)  (11,319,930)   27,385,276     4,264,736     65,243    (3,227,444)  (3,063,668)   2,104,433
-----------   ------------  ------------   -----------   -----------   --------   -----------  -----------   ----------
$(2,977,770)  $(64,131,836) $(10,600,900)  $24,622,345   $ 3,759,875   $(27,013)  $(3,436,452) $(3,102,359)  $2,069,271
===========   ============  ============   ===========   ===========   ========   ===========  ===========   ==========
                                NEW ENGLAND ZENITH FUND
----------------------------------------------------------------------------------------------

     TOTAL
-------------
 $ 16,560,245
   13,558,006
-------------
    3,002,239
  133,595,107
   89,776,954
-------------
  (43,818,153)
     (852,361)
--------------
  (44,670,514)
--------------
 $(41,668,275)
=============


                       See Notes to Financial Statements

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE YEAR ENDED DECEMBER 31, 2000

                                                   NEW ENGLAND ZENITH FUND
                         --------------------------------------------------------------------------------
                                                       MID CAP     GROWTH AND                    U.S.
                         BOND INCOME   MONEY MARKET     VALUE        INCOME      SMALL CAP    GOVERNMENT
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                         ------------  ------------  -----------  ------------  ------------  -----------
FROM OPERATING
 ACTIVITIES
  Net investment income
   (loss)..............  $   (796,913) $  3,615,542  $  (385,226) $  3,548,429  $     49,534  $  (297,255)
  Net realized and
   unrealized gain
   (loss) on
   investments.........     7,457,940       --         8,806,033   (15,764,696)    2,379,545    3,543,631
                         ------------  ------------  -----------  ------------  ------------  -----------
   Net increase
    (decrease) in net
    assets resulting
    from operations....     6,661,027     3,615,542    8,420,807   (12,216,267)    2,429,079    3,246,376
FROM CONTRACT-RELATED
 TRANSACTIONS
  Purchase payments
   transferred from New
   England Life
   Insurance Company...    20,981,501    64,262,551   11,245,859    37,956,974    49,822,947    8,340,233
  Net transfers (to)
   from other sub-
   accounts............    (6,186,141)  (57,052,492)     973,171   (14,438,190)   24,184,686   (1,032,380)
  Net transfers to New
   England Life
   Insurance Company...    (8,889,624)  (10,741,668)  (3,494,101)  (17,948,170)  (11,620,987)  (3,973,856)
                         ------------  ------------  -----------  ------------  ------------  -----------
   Net Increase
    (decrease) in net
    assets resulting
    from contract-
    related
    transactions.......     5,905,736    (3,531,609)   8,724,929     5,570,614    62,386,646    3,333,997
                         ------------  ------------  -----------  ------------  ------------  -----------
  Net increase in net
   assets..............    12,566,763        83,933   17,145,736    (6,645,653)   64,815,725    6,580,373
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD................    90,288,105    79,197,697   40,778,211   205,013,367   102,860,622   33,427,116
                         ------------  ------------  -----------  ------------  ------------  -----------
NET ASSETS, AT END OF
 THE PERIOD............  $102,854,868  $ 79,281,630  $57,923,947  $198,367,714  $167,676,347  $40,007,489
                         ============  ============  ===========  ============  ============  ===========

-------
+ For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.
++ On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.


                       See Notes to Financial Statements

                                  NEW ENGLAND ZENITH FUND                                          METROPOLITAN SERIES FUND
 ------------------------------------------------------------------------------------------------- --------------------------
                              INTERNATIONAL
                   EQUITY        MAGNUM        VENTURE         BOND                    RESEARCH     LARGE CAP   INTERNATIONAL
   BALANCED        GROWTH       EQUITY++        VALUE      OPPORTUNITIES  INVESTORS    MANAGERS      GROWTH+       STOCK+
 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
 -----------    ------------  -------------  ------------  ------------- -----------  -----------  -----------  -------------
 $   (800,108)  $    992,115  $    719,030   $ (2,762,931)  $  (504,861) $   (92,256) $  (209,008) $   (38,691)  $   (35,162)
   (2,177,662)   (65,123,951)  (11,319,930)    27,385,276     4,264,736       65,243   (3,227,444)  (3,063,668)    2,104,433
 ------------   ------------  ------------   ------------   -----------  -----------  -----------  -----------   -----------
   (2,977,770)   (64,131,836)  (10,600,900)    24,622,345     3,759,875      (27,013)  (3,436,452)  (3,102,359)    2,069,271
   19,046,939    111,140,927    15,278,850     85,830,149    11,401,598    7,365,161   22,897,105   10,484,860    16,034,168
  (16,494,840)    22,908,629     1,588,988     17,371,367    (4,051,150)   2,328,944   17,030,505    4,152,400     8,716,503
  (10,943,978)   (36,849,018)  (65,542,960)   (27,249,947)   (6,863,007)    (703,591)  (1,608,417)    (137,952)   60,335,322
 ------------   ------------  ------------   ------------   -----------  -----------  -----------  -----------   -----------
   (8,391,879)    97,200,538   (48,675,122)    75,951,569       487,441    8,990,514   38,319,193   14,499,308    85,085,993
 ------------   ------------  ------------   ------------   -----------  -----------  -----------  -----------   -----------
  (11,369,649)    33,068,702   (59,276,022)   100,573,914     4,247,316    8,963,501   34,882,741   11,396,949    87,155,264
  108,134,473    344,506,869    59,276,022    262,159,825    59,832,696    6,044,800    5,910,289      --            --
 ------------   ------------  ------------   ------------   -----------  -----------  -----------  -----------   -----------
 $ 96,764,824   $377,575,571  $      --      $362,733,739   $64,080,012  $15,008,301  $40,793,030  $11,396,949   $87,155,264
 ============   ============  ============   ============   ===========  ===========  ===========  ===========   ===========
                                  NEW ENGLAND ZENITH FUND
--------------------------------------------------------------------------------------------------
    TOTAL
---------------
$    3,002,239
   (44,670,514)
---------------
   (41,668,275)
   492,089,822
        --
  (146,231,954)
---------------
   345,857,868
---------------
   304,189,593
 1,397,430,092
---------------
$1,701,619,685
===============


                       See Notes to Financial Statements

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                            BOND         MONEY       MID CAP     GROWTH AND      SMALL
                           INCOME       MARKET        VALUE        INCOME         CAP
                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                         -----------  -----------  -----------  ------------  ------------
FROM OPERATING
 ACTIVITIES
  Net investment income
   (loss)..............  $ 5,895,185  $ 2,204,987  $   177,017  $ 24,641,870  $   (375,509)
  Net realized and
   unrealized gain
   (loss) on
   investments.........   (6,807,900)     --          (704,618)  (12,443,605)   23,503,434
                         -----------  -----------  -----------  ------------  ------------
   Net increase
    (decrease) in net
    assets resulting
    from operations....     (912,715)   2,204,987     (527,601)   12,198,265    23,127,925
FROM CONTRACT-RELATED
 TRANSACTIONS
  Purchase payments
   transferred from New
   England Life
   Insurance Company...   39,592,895   87,153,491   11,422,989    73,643,643    19,263,023
  Net transfers (to)
   from other sub-
   accounts............   (3,435,277) (40,727,745)  (4,763,885)   17,973,384    (5,127,343)
  Net transfers to New
   England Life
   Insurance Company...   (6,081,823)  (8,373,126)  (2,637,565)   (9,888,722)   (4,635,188)
                         -----------  -----------  -----------  ------------  ------------
   Net Increase
    (decrease) in net
    assets resulting
    from contract-
    related
    transactions.......   30,075,795   38,052,621    4,021,539    81,728,305     9,500,492
                         -----------  -----------  -----------  ------------  ------------
  Net increase in net
   assets..............   29,163,080   40,257,608    3,493,938    93,926,570    32,628,417
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD................   61,125,025   38,940,089   37,284,273   111,086,797    70,232,205
                         -----------  -----------  -----------  ------------  ------------
NET ASSETS, AT END OF
 THE PERIOD............  $90,288,105  $79,197,697  $40,778,211  $205,013,367  $102,860,622
                         ===========  ===========  ===========  ============  ============

--------
* For the period April 30, 1999 (Commencement of Operations) through December 31, 1999.


                       See Notes to Financial Statements

   U.S.                       EQUITY     INTERNATIONAL   VENTURE         BOND                    RESEARCH
GOVERNMENT     BALANCED       GROWTH     MAGNUM EQUITY    VALUE      OPPORTUNITIES INVESTORS*    MANAGERS*
SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT      TOTAL
-----------  ------------  ------------  ------------- ------------  ------------- -----------  -----------  --------------
$ 1,714,281  $  5,548,829  $ 39,041,590   $  (199,276) $  3,125,096   $ 4,321,934  $    9,018   $  (20,063)  $   86,084,960
 (1,882,464)  (12,066,362)   33,036,178    10,405,765    27,390,192    (3,955,023)    271,958      719,124       57,466,679
-----------  ------------  ------------   -----------  ------------   -----------  ----------   ----------   --------------
   (168,183)   (6,517,533)   72,077,768    10,206,489    30,515,288       366,911     280,976      699,061      143,551,639
 11,676,892    36,915,088   105,766,344    14,380,644    82,196,529    14,472,208   3,188,388    2,588,796      502,260,930
   (375,655)   (8,372,542)   28,991,618     1,583,012    13,440,194    (4,639,463)  2,724,877    2,728,825         --
 (3,080,296)   (7,725,407)  (16,083,618)   (3,417,967)  (15,932,494)   (4,936,143)   (149,441)    (106,393)     (83,048,184)
-----------  ------------  ------------   -----------  ------------   -----------  ----------   ----------   --------------
  8,220,941    20,817,139   118,674,344    12,545,689    79,704,229     4,896,602   5,763,824    5,211,228      419,212,747
-----------  ------------  ------------   -----------  ------------   -----------  ----------   ----------   --------------
  8,052,757    14,299,606   190,752,112    22,752,178   110,219,517     5,263,513   6,044,800    5,910,289      562,764,385
 25,374,358    93,834,867   153,754,757    36,523,845   151,940,308    54,569,183      --           --          834,665,707
-----------  ------------  ------------   -----------  ------------   -----------  ----------   ----------   --------------
$33,427,116  $108,134,473  $344,506,869   $59,276,023  $262,159,825   $59,832,696  $6,044,800   $5,910,289   $1,397,430,092
===========  ============  ============   ===========  ============   ===========  ==========   ==========   ==============

                       See Notes to Financial Statements

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS.

  New England Variable Annuity Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on July 1, 1994 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS.

  The Account has fourteen investment sub-accounts as of December 31, 2000 each of which invests in the shares of one series of the New England Zenith Fund ("Zenith Fund") or one portfolio of the Metropolitan Series Fund ("Metropolitan Fund"). The series of the Zenith Fund and the Metropolitan Series Fund in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund and the Metropolitan Series Fund are open-end management investment companies. The Account purchases or redeems shares of the fourteen Eligible Funds based on the amount of purchase payments invested in the Account, transfers among the sub-accounts, surrender payments, annuity payments and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISKS AND ADMINISTRATION CHARGES.

  Although variable annuity payments differ according to the investment performance of the Eligible Funds, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time that contracts are issued. Under deferred annuity contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of
(1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date. The guaranteed amount in (1) above is recalculated at the specific contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the contract value at the time of recalculation. Death proceeds are reduced by any outstanding contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove to be insufficient to cover the cost of those items.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED


  NELICO charges the Account for the mortality and expense risk NELICO assumes. Currently, the charges are made daily at an annual rate of 1.30% of the Account assets attributable to the American Growth Series individual variable annuity contracts (some of the American Growth Series contracts have a mortality and expense charge of 1.25%). For the American Forerunner Series, NELICO charges the Account an Asset-Based Insurance Charge as a percentage of average daily net assets of the subaccounts which varies depending on which Class and which death benefit is chosen. A maximum charge of 1.50% for the Standard Class; 1.85% for the Bonus Class (reduced by .35% after the expiration of the 9-year withdrawal charge period); 1.85% for the C Class; 1.75% for the L Class and 1.40% for the P Class (increased by 0.15% after annuitization) will be imposed. Additionally, NELICO imposed an additional 0.25% of average daily net assets on certain subaccounts for both the American Growth Series and American Forerunner Series contracts. NELICO also imposes an administration asset charge at an annual rate of .10% of the Account assets attributable to American Growth Series and an annual administration contract charge of $30 (not to exceed 2% of the total contract value) per contract against contract value in the Account for the American Growth Series, but this charge is waived for any contract year in which the contract value reaches certain amounts. For the American Forerunner Series, NELICO imposes a contract administrative fee at an annual rate of $30, per contract from each subaccount in the ratio that the contract value in the subaccounts bears to your total contract value. This charge may be waived on annuitization if contract value is more than $50,000. A premium tax charge applies to the contracts in certain states. For the American Forerunner Series, an additional charge may apply on certain Riders.

4. FEDERAL INCOME TAXES.

  For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

5. INVESTMENT ADVISERS.

  The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. New England Investment Management, LLC. (previously TNE Advisers, Inc.) which is a subsidiary of NELICO, and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

        SERIES                          ADVISER                               SUB-ADVISER
        ------           -------------------------------------- ----------------------------------------
Back Bay Advisors Bond   New England Investment Management, LLC Back Bay Advisors, L.P.
Income
Back Bay Advisors Money  New England Investment Management, LLC Back Bay Advisors, L.P.
Market
Harris Oakmark Mid Cap   New England Investment Management, LLC Harris Associates L.P.
Value
Westpeak Growth and      New England Investment Management, LLC Westpeak Investment Advisors, L.P.
Income
Loomis Sayles Small Cap  New England Investment Management, LLC Loomis, Sayles & Company, L.P.
Salomon Brothers U.S.    New England Investment Management, LLC Salomon Brothers Asset Management Inc
Government
Balanced                 New England Investment Management, LLC Wellington Management Company, LLP
Alger Equity Growth      New England Investment Management, LLC Fred Alger Management, Inc.
Davis Venture Value      New England Investment Management, LLC Davis Selected Advisers, L.P.
Salomon Brothers         New England Investment Management, LLC Salomon Brothers Asset Management Inc
Strategic Bond
Opportunities
MFS Investors            New England Investment Management, LLC Massachusetts Financial Services Company
MFS Research Managers    New England Investment Management, LLC Massachusetts Financial Services Company

  The Harris Oakmark Mid Cap Value Series' sub-adviser was Loomis Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. became the sub-adviser. Harrris Associates became the sub-adviser on May 1, 2000. The Balanced Series' sub-adviser was Loomis Sayles until May 1, 2000, when Wellington Management Company became sub-adviser. The Putnam International Stock

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

Portfolio was substituted for the Morgan Stanley International Magnum Equity Series on December 1, 2000. The Morgan Stanley International Magnum Equity Series is no longer available for investment under the contracts.

  Metropolitan Life Insurance Company is investment adviser for the Metropolitan Series Fund Portfolios. Effective May 1, 2001 and pursuant to a shareholders meeting in April, the investment adviser will change to be MetLife Advisers, LLC. Putnam Investment Management, Inc. is the sub-investment manager of the Putnam Large Cap Growth Portfolio and the Putnam International Stock Portfolio. Putnam Investment Management, Inc. became the sub-investment manager on January 24, 2000. Prior to that time Santander Global Advisors, Inc. served as sub-investment manager.

6. INVESTMENT PURCHASES AND SALES.

  The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 2000:

                                                        PURCHASES      SALES
                                                       ------------ ------------
   Back Bay Advisors Bond Income Series..............  $ 33,798,814 $ 28,672,221
   Back Bay Advisors Money Market Series.............   131,072,679  135,025,163
   Harris Oakmark Mid Cap Value Series...............    21,648,775   13,301,624
   Westpeak Growth and Income Series.................    61,104,548   57,211,010
   Loomis Sayles Small Cap Series....................    90,274,237   29,082,481
   Salomon Brothers U.S. Government Series...........    14,385,259   11,340,240
   Balanced Series...................................    28,316,566   37,564,587
   Alger Equity Growth Series........................   176,354,962   82,558,831
   Morgan Stanley International Magnum Equity Series.    39,483,518   28,400,620
   Davis Venture Value Series........................   130,376,379   57,094,901
   Salomon Brothers Strategic Bond Opportunities
    Series...........................................    17,645,736   17,630,800
   MFS Investors Series..............................    12,830,966    3,929,704
   MFS Research Managers.............................    45,991,878    7,869,866
   Putnam Large Cap Growth Portfolio +...............    16,666,265    2,194,044
   Putnam International Stock Portfolio +............    30,047,628    5,324,906

  --------
  +  For the period May 1, 2000 (Commencement of Operations) to December 31,
     2000.

7. ANNUITY RESERVES.

  For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED


8. INCREASES (DECREASES) IN ACCUMULATION UNITS.

  A summary of units outstanding for variable annuity contracts for the year ended December 31, 2000:

                       BOND            MONEY          MID CAP       GROWTH AND         SMALL           U.S.
                      INCOME          MARKET           VALUE          INCOME            CAP         GOVERNMENT       BALANCED
AGS                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
---               --------------- --------------- --------------- --------------- --------------- --------------- ---------------
Units
 Outstanding
 12/31/99.......  14,185,135.5317 14,978,748.5421 16,341,180.8477 40,417,726.2362 30,704,661.1452 14,531,962.1889 44,497,204.0828
Units Purchased.   1,345,284.3817  7,415,807.0030  3,150,311.7700  4,621,044.2069  7,081,771.5490  1,589,058.2669  3,939,865.5835
Units Redeemed..   3,530,698.8768 11,438,298.8982  5,096,080.0797 11,164,727.8070  5,084,368.5327  3,965,954.6970 14,384,964.3390
                  --------------- --------------- --------------- --------------- --------------- --------------- ---------------
Units
 Outstanding
 12/31/00.......  11,999,721.0366 10,956,256.6469 14,395,412.5380 33,874,042.6361 32,702,064.1615 12,155,065.7588 34,052,105.3273
                  =============== =============== =============== =============== =============== =============== ===============
Unit Value
 12/31/00.......           3.8650          2.2949          2.1202          2.8255          2.5347          1.4206         1.58310
                  =============== =============== =============== =============== =============== =============== ===============

                             EQUITY       INTERNATIONAL      VENTURE          BOND             MFS              MFS
                             GROWTH       MAGNUM EQUITY       VALUE       OPPORTUNITIES  INVESTORS SERIES RESEARCH MANAGER
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                         --------------- --------------- --------------- --------------- ---------------- ----------------
Units Outstanding
 12/31/99............... 56,626,382.4624 27,369,194.8986 58,966,998.5569 30,999,990.3263  2,302,982.7788   1,846,793.2924
Units Purchased......... 10,186,534.2179  2,727,652.0450  5,345,681.1210  1,727,605.6926  2,549,470.6481   7,848,496.9274
Units Redeemed.......... 13,182,620.2110 30,096,846.9436  8,296,567.5507  7,215,431.3970  1,133,785.6288   1,461,792.7775
                         --------------- --------------- --------------- ---------------  --------------   --------------
Units Outstanding
 12/31/00............... 53,630,296.4693          0.0000 56,016,112.1272 25,512,164.6219  3,718,667.7981   8,233,497.4423
                         =============== =============== =============== ===============  ==============   ==============
Unit Value 12/31/00.....          3.1887          1.2676          3.0587          1.5269          1.0041           1.1287
                         =============== =============== =============== ===============  ==============   ==============

                      PUTNAM         PUTNAM
                    LARGE CAP     INTERNATIONAL
                   SUB-ACCOUNT     SUB-ACCOUNT
                  -------------- ---------------
Units
 Outstanding
 05/01/00.......     12,655.9364      4,246.4887
Units Purchased.  1,955,827.5035 32,995,581.9072
Units Redeemed..    223,470.6264  8,077,998.9541
                  -------------- ---------------
Units
 Outstanding
 12/31/00.......  1,745,012.8135 24,921,829.4418
                  ============== ===============
Unit Value
 12/31/00.......          0.7235          1.4940
                  ============== ===============

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED


                       BOND            MONEY          MID CAP       GROWTH AND         SMALL
                      INCOME          MARKET           VALUE          INCOME            CAP       U.S. GOVERNMENT    BALANCED
AGS 98              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------            --------------- --------------- --------------- --------------- --------------- --------------- ---------------
Units
 Outstanding
 12/31/99.......  10,828,514.0535 21,363,853.4941  6,533,739.7610 27,574,789.3153 11,468,962.5318 11,139,816.8193 21,660,900.0532
Units Purchased.   6,776,894.8140 36,970,539.5428  8,362,581.0704 14,069,735.6580 24,343,555.2720  7,796,705.0130 19,933,101.9020
Units Redeemed..   2,866,131.6011 34,538,024.6990  1,922,522.7060  5,172,575.6341  2,249,607.4083  2,879,283.9845 14,439,074.9674
                  --------------- --------------- --------------- --------------- --------------- --------------- ---------------
Units
 Outstanding
 12/31/00.......  14,739,277.2664 23,796,368.3379 12,973,798.1254 36,471,949.3392 33,562,910.3955 16,057,237.8478 27,154,926.9878
                  =============== =============== =============== =============== =============== =============== ===============
Unit Value
 12/31/00.......           3.8316          2.2751          2.1121          2.8147          2.5262          1.4162          1.5782
                  =============== =============== =============== =============== =============== =============== ===============

                                                                                               MFS             MFS
                             EQUITY       INTERNATIONAL      VENTURE          BOND          INVESTORS       RESEARCH
                             GROWTH       MAGNUM EQUITY       VALUE       OPPORTUNITIES      SERIES          MANAGER
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                         --------------- --------------- --------------- --------------- --------------- ---------------
Units Outstanding
 12/31/99............... 35,474,744.9082 14,099,019.4004 33,707,655.7372 10,479,843.9442  3,628,951.6287  3,132,604.2437
Units Purchased......... 35,287,653.6100 21,169,679.1000 40,388,180.3100  8,707,400.1527  9,882,168.2180 26,884,360.4796
Units Redeemed..........  5,781,491.0983 35,268,698.5004 11,327,159.7880  2,680,363.0340  2,274,340.2832  2,087,417.0726
                         --------------- --------------- --------------- --------------- --------------- ---------------
Units Outstanding
 12/31/00............... 64,980,907.4199         0.00000 62,768,676.2592 16,506,881.0629 11,236,779.5635 27,929,547.6507
                         =============== =============== =============== =============== =============== ===============
Unit Value 12/31/00.....          3.1789          1.2637          3.0493          1.5222          1.0033          1.1278
                         =============== =============== =============== =============== =============== ===============

                      PUTNAM          PUTNAM
                     LARGE CAP     INTERNATIONAL
                    SUB-ACCOUNT     SUB-ACCOUNT
                  --------------- ---------------
Units
 Outstanding
 05/01/00.......     121,074.2200     28,582.3500
Units Purchased.  20,366,299.5516 35,098,058.3354
Units Redeemed..   6,474,636.7762  1,547,789.8950
                  --------------- ---------------
Units
 Outstanding
 12/31/00.......  14,012,736.9954 33,578,850.7904
                  =============== ===============
Unit Value
 12/31/00.......           0.7232          1.4867
                  =============== ===============

                         INDEPENDENT AUDITORS' REPORT

New England Life Insurance Company:

  We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2000 and 1999, and the related consolidated statements of income and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

                       NEW ENGLAND LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                           DECEMBER 31, 2000 AND 1999
               (IN THOUSANDS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                           2000        1999
                                                        ----------  ----------
ASSETS
Investments:
  Fixed Maturities, Available for Sale, at Estimated
   Fair Value.......................................... $  245,366  $  735,697
  Equity Securities, at Fair Value.....................     24,198      22,685
  Policy Loans.........................................    233,816     181,995
  Short-Term Investments...............................      9,554      62,619
  Other Invested Assets................................     82,378      16,798
                                                        ----------  ----------
   Total Investments...................................    595,312   1,019,794
Cash and Cash Equivalents..............................     44,584      84,371
Deferred Policy Acquisition Costs......................  1,020,830     930,703
Accrued Investment Income..............................     20,116      29,940
Premiums and Other Receivables.........................    121,285     119,750
Other Assets...........................................    110,064     105,982
Separate Account Assets................................  5,651,320   4,840,029
                                                        ----------  ----------
    TOTAL ASSETS....................................... $7,563,511  $7,130,569
                                                        ==========  ==========
LIABILITIES AND EQUITY
LIABILITIES
Future Policy Benefits................................. $  190,298  $  614,927
Policyholder Account Balances..........................    411,940     325,385
Other Policyholder Funds...............................    249,344     245,339
Policyholder Dividends Payable.........................      1,530         977
Short and Long-Term Debt...............................     --          75,053
Income Taxes Payable:
  Current..............................................      3,021         (77)
  Deferred.............................................     19,998      38,669
Due to Parent..........................................     88,418      72,247
Other Liabilities......................................     90,507      64,717
Separate Account Liabilities...........................  5,651,320   4,840,029
                                                        ----------  ----------
   TOTAL LIABILITIES...................................  6,706,376   6,277,266
                                                        ----------  ----------
Commitments and Contingencies (Notes 4, 8 and 9)
EQUITY
Common Stock, $125.00 par value; 50,000 shares
 authorized, 20,000 shares issued and outstanding......      2,500       2,500
Preferred Stock, $0.00 par value; 1,000,000 shares
 authorized, 200,000 shares issued and outstanding.....     --          --
Contributed Capital....................................    647,273     647,273
Retained Earnings......................................    215,920     214,528
Accumulated Other Comprehensive Income.................     (8,558)    (10,998)
                                                        ----------  ----------
   TOTAL EQUITY........................................    857,135     853,303
                                                        ----------  ----------
TOTAL LIABILITIES AND EQUITY........................... $7,563,511  $7,130,569
                                                        ==========  ==========

          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
               (IN THOUSANDS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                      2000      1999      1998
                                                    --------  --------  --------
REVENUES
Premiums..........................................  $125,219  $123,638  $100,689
Universal Life and Investment-Type Product Policy
 Fees.............................................   231,895   220,841   173,766
Net Investment Income.............................    63,260    68,498    49,077
Investment Gains (Losses), Net....................   (28,338)    2,922     5,610
Commissions, Fees and Other Income................   368,126   265,891   192,411
                                                    --------  --------  --------
   TOTAL REVENUES.................................   760,162   681,790   521,553
                                                    --------  --------  --------
BENEFITS AND OTHER DEDUCTIONS
Policyholder Benefits.............................   149,845   193,293   149,687
Interest Credited to Policyholder Account
 Balances.........................................    19,534    10,721     7,735
Policyholder Dividends............................    17,846    20,827    22,989
Other Operating Costs and Expenses................   535,874   381,881   316,659
                                                    --------  --------  --------
   TOTAL BENEFITS AND OTHER DEDUCTIONS............   723,099   606,722   497,070
                                                    --------  --------  --------
Income From Operations Before Income Taxes........    37,063    75,068    24,483
Income Taxes......................................    25,132    29,344    13,046
                                                    --------  --------  --------
   NET INCOME.....................................  $ 11,931  $ 45,724  $ 11,437
                                                    --------  --------  --------
Other Comprehensive Income (Loss), Net of Tax:
  Unrealized Investment Gains (Losses) (Net of
   Related Offsets, Reclassification Adjustments
   and Income Taxes, of $25,284, $(23,769), and
   $925 Respectively..............................     2,440   (28,437)       92
                                                    --------  --------  --------
COMPREHENSIVE INCOME..............................  $ 14,371  $ 17,287  $ 11,529
                                                    ========  ========  ========

          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF EQUITY

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
               (IN THOUSANDS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                         ACCUMULATED
                              CAPITAL STOCK &               OTHER
                                CONTRIBUTED   RETAINED  COMPREHENSIVE
                                  CAPITAL     EARNINGS     INCOME      TOTAL
                              --------------- --------  ------------- --------
BALANCES AT DECEMBER 31,
 1997........................    $449,773     $166,422    $ 17,347    $633,542
Net Income...................       --          11,437       --         11,437
Change in Net Unrealized
 Investment Gains (Losses)...       --           --             92          92
Contributed Capital..........     200,000        --          --        200,000
                                 --------     --------    --------    --------
BALANCES AT DECEMBER 31,
 1998........................     649,773      177,859      17,439     845,071
Net Income...................       --          45,724       --         45,724
Preferred Stock Dividends....       --          (9,055)      --         (9,055)
Change in Net Unrealized
 Investment Gains (Losses)...       --           --        (28,437)    (28,437)
                                 --------     --------    --------    --------
BALANCES AT DECEMBER 31,
 1999........................     649,773      214,528     (10,998)    853,303
Net Income...................       --          11,931       --         11,931
Preferred Stock Dividends....       --         (10,539)      --        (10,539)
Change in Net Unrealized
 Investment Gains (Losses)...       --           --          2,440       2,440
                                 --------     --------    --------    --------
BALANCES AT DECEMBER 31,
 2000........................    $649,773     $215,920    $ (8,558)   $857,135
                                 ========     ========    ========    ========


          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

             FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
               (IN THOUSANDS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                2000        1999       1998
                                             -----------  ---------  ---------
NET CASH USED IN OPERATING ACTIVITIES......  $  (655,313) $(159,314) $(311,296)
                                             -----------  ---------  ---------
Cash Flows from Investing Activities:
  Sales, Maturities and Repayments of:
   Available for Sale Fixed Maturities.....      586,894    114,478    164,566
   Equity Securities.......................       34,945      2,491     39,333
   Other, Net..............................      251,615         (1)       721
   Sales of Subsidiary.....................      (54,116)         0          0
  Purchases of:
   Available for Sale Fixed Maturities.....      (86,932)  (157,761)  (184,810)
   Equity Securities.......................       (8,521)    (9,590)   (80,066)
   Real Estate.............................          (86)    (3,251)    (3,644)
   Fixed Asset Property and Equipment......            0          0     (1,459)
   Other Assets............................     (321,386)      (302)       (89)
  Net Change in Short-Term Investments.....       53,065    (10,334)   (24,341)
  Net Change in Policy Loans...............      (51,821)   (46,195)   (31,017)
  Other, Net...............................         (259)    23,443      1,631
                                             -----------  ---------  ---------
NET CASH PROVIDED BY (USED IN) INVESTING
 ACTIVITIES................................      403,398    (87,022)  (119,175)
                                             -----------  ---------  ---------
Cash Flows from Financing Activities:
  Capital Contributions....................            0          0    200,000
  Preferred Stock..........................      (10,539)    (9,055)         0
  Repayment of Debt........................      (77,258)   (13,232)    (8,670)
  Policyholder Account Balances:
   Deposits................................    1,871,760    517,551    358,090
   Withdrawals.............................   (1,571,835)  (242,388)  (149,499)
  Financial Reinsurance Receivables........            0     34,233          0
                                             -----------  ---------  ---------
NET CASH PROVIDED BY FINANCING ACTIVITIES..      212,128    287,109    399,921
                                             -----------  ---------  ---------
Change in Cash and Cash Equivalents........      (39,787)    40,773    (30,550)
Cash and Cash Equivalents, Beginning of
 Year......................................       84,371     43,598     74,148
                                             -----------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR.....  $    44,584  $  84,371  $  43,598
                                             ===========  =========  =========
Supplemental Cash Flow Information:
  Interest Paid............................  $     7,187  $      87  $   3,830
                                             ===========  =========  =========
  Income Taxes Paid........................  $    22,317  $  30,045  $  14,118
                                             ===========  =========  =========

          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                 2000       1999       1998
                                              ---------  ---------  ---------
NET INCOME................................... $  11,931  $  45,724  $  11,437
Adjustments to Reconcile Net Income to Net
 Cash Provided by (Used in) Operating
 Activities:
  Change in Deferred Policy Acquisition
   Costs, Net................................  (101,313)  (186,467)  (145,787)
  Change in Accrued Investment Income........     9,824     (8,138)    (3,090)
  Change in Premiums and Other Receivables...    (1,535)    25,367    (82,081)
  Gains from Sales of Investments, Net.......   (28,338)    (2,922)    (5,610)
  Depreciation and Amortization Expenses.....    12,905     13,700     13,137
  Interest Credited to Policyholder Account
   Balances..................................    19,534     10,721      7,735
  Universal Life and Investment-Type Product
   Policy Fee Income.........................  (231,895)  (220,841)  (173,766)
  Change in Future Policy Benefits...........  (424,629)    53,181     61,317
  Change in Other Policyholder Funds.........     4,005     59,084     73,814
  Change in Policyholder Dividends Payable...       553        368        188
  Change in Income Taxes Payable.............   (11,490)   (26,871)     2,358
  Other, Net.................................    85,135     77,780    (70,948)
                                              ---------  ---------  ---------
NET CASH USED IN OPERATING ACTIVITIES........ $(655,313) $(159,314) $(311,296)
                                              =========  =========  =========

          See accompanying notes to consolidated financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
          (DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 BUSINESS

  New England Life Insurance Company and its subsidiaries (the Company or NELICO) is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company (MetLife). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, fixed annuity contracts, pension products, as well as, group life, medical, and disability coverage.

  Prior to the merger of New England Mutual Life Insurance Company (NEMLICO) with MetLife on August 30, 1996, New England Life Insurance Company (NELICO), formerly known as New England Variable Life Insurance Company (NEVLICO) was a subsidiary of NEMLICO. As a result of the merger, NEMLICO ceased to exist as a separate mutual life insurance company, and NELICO became a subsidiary of MetLife. NELICO has continued after the merger to conduct its existing business as well as administer the business activities of the former parent NEMLICO. (Note 13)

  Certain companies that were subsidiaries of NEMLICO became subsidiaries of NELICO as of the merger. The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company and Newbury Insurance Company, Limited, for insurance operations and New England Securities Corporation and New England Investment Management, Inc. for other operations. On February 28, 1998, NELICO created and became the sole owner of New England Life Holdings, Inc. which was established as a holding company for the non-insurance operations of the Company, principally, New England Securities and New England Investment Management. On April 30, 1999, the Company acquired all of the outstanding stock of NL Holding Corporation and its wholly owned subsidiaries, Nathan and Lewis Securities, Inc., and Nathan and Lewis Associates, Inc. Subsequent to the acquisition,
NL Holding Corporation was transferred to New England Life Holdings, Inc.
On November 5, 1999, New England Financial Distributors, a Limited Liability Corporation, was formed in which Nelico owns a 95% interest. On October 31, 2000, Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to Metlife, Inc. the parent company of Nelico. The principal business activities of the subsidiaries are disclosed below.

  New England Pension and Annuity Company (NEPA) was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

  Newbury Insurance Company, Limited (Newbury) was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

  New England Securities Corporation (NES), a National Association of Securities Dealers (NASD) registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities.
In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission (SEC) and now offers individually managed portfolios.
NES is the national distributor for variable annuity and variable life products issued by NELICO.

                      NEW ENGLAND LIFE INSURANCE COMPANY

  New England Investment Management, LLC (NEIM), which changed its name from TNE Advisers, Inc. in March 2000, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. NEIM was organized to serve as an investment adviser to certain series of the New England Zenith Fund.

  NL Holding Corporation and subsidiaries (NL Holding) engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a National Association of Securities Dealers (NASD) registered broker/dealer. N&L Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

  New England Financial Distributors, LLC (NEFD), was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

 BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Commonwealth of Massachusetts Division of Insurance (the "Division") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Massachusetts Insurance Law. No consideration is given by the Division to financial statements prepared in accordance with accounting principles generally accepted in the United States of America in making such determination.

  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, investment allowances and the liability for future policyholder benefits. Actual results could differ from those estimates.

 PRINCIPLES OF CONSOLIDATION

  The accompanying consolidated financial statements include the accounts of New England Life Insurance and its subsidiaries, partnerships and joint ventures in which NELICO has a controlling interest. All material intercompany accounts and transactions have been eliminated.

  The Company accounts for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but more than a minimal interest, under the equity method of accounting.

  Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2000 presentation.

 INVESTMENTS

  The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary.

                      NEW ENGLAND LIFE INSURANCE COMPANY

These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

  Policy loans are stated at unpaid principal balances, which approximates fair value.

  Short-term investments are stated at amortized cost, which approximates fair value.

  Other invested assets are reported at their estimated fair value.

 CASH AND CASH EQUIVALENTS

  Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

 PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, which generally range from 4 to 15 years or the term of the lease, if shorter. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

  Accumulated depreciation on property and equipment and amortization of leasehold improvements was $54,427 and $45,320 at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $10,555, $11,350 and $11,570 for the years ended December 31, 2000, 1999 and 1998, respectively.

 DEFERRED POLICY ACQUISITION COSTS

  The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Actual gross profits can vary from management's estimates resulting in increases and decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

  Deferred policy acquisition costs for non-medical health policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                      NEW ENGLAND LIFE INSURANCE COMPANY

  Information regarding deferred policy acquisition costs is as follows:

                                                   YEARS ENDED DECEMBER 31
                                                 ------------------------------
                                                    2000       1999      1998
                                                 ----------  --------  --------
   Balance at January 1........................  $  930,703  $710,961  $565,769
   Capitalized during the year.................     223,651   216,913   182,943
                                                 ----------  --------  --------
      Total....................................   1,154,354   927,874   748,712
   Amortization allocated to:
     Net realized investment gains.............         395      (616)   (5,282)
     Unrealized investment gains (losses)......     (23,770)   33,276      (595)
     Other Expenses............................    (110,149)  (29,831)  (31,874)
                                                 ----------  --------  --------
      Total amortization.......................    (133,524)    2,829   (37,751)
   Balance at December 31......................  $1,020,830  $930,703  $710,961
                                                 ==========  ========  ========

  Amortization of deferred policy acquisition costs is allocated to
(1) realized investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been realized and
(3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

  Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

 ACQUISITIONS

  The Company acquired certain assets and assumed certain liabilities of NL Holding Corporation effective April 30, 1998. The acquisition was accounted for under the purchase method of accounting and is included in the financial statements as of the effective date of the transition. The cost of the acquisition was $35,082, which represents an initial cash settlement and payment of direct acquisition costs of $27,873, as well as, accrued contingent payment arrangements of $7,209 anticipated to be paid to the sellers over a three year period ending December 31, 2000. Goodwill of $23,498 was recorded, to be amortized on a straight-line basis over a ten year period.

  The 1998 and 1997 pro forma, unaudited financial data shown as follows presents the effect of the acquisition as if it had occurred at the beginning of the respective reporting periods. The pro forma financial data does not necessarily reflect the results of operations that would have been obtained had the acquisition occurred on the assumed date, nor is the financial data necessarily indicative of the results of the combined entities that may be achieved for any future period.

 PRO FORMA IMPACT OF ACQUISITION

                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                               -----------------
                                                                 1998     1997
                                                               -------- --------
   Revenue.................................................... $557,229 $381,691
                                                               ======== ========
   Net Income................................................. $ 10,311 $ 25,049
                                                               ======== ========

                      NEW ENGLAND LIFE INSURANCE COMPANY

 OTHER INTANGIBLE ASSETS

  The excess of cost over the fair value of net assets acquired, which represents goodwill, and the value of business acquired are included in other assets. Goodwill is amortized on a straight-line basis over 10 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments would be recognized in operating results if a permanent diminution in value is deemed to have occurred.

  EXCESS OF PURCHASE PRICE OVER FAIR VALUE OF NET ASSETS ACQUIRED

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                      2000     1999     1998
                                                     -------  -------  -------
   Net Balance, January 1........................... $19,581  $21,931  $     0
     Acquisitions...................................       0        0   23,498
     Amortization...................................  (2,350)  (2,350)  (1,567)
                                                     -------  -------  -------
   Net Balance, December 31......................... $17,231  $19,581  $21,931
                                                     =======  =======  =======
   December 31
     Accumulated Amortization....................... $(6,267) $(3,917) $(1,567)
                                                     =======  =======  =======

 FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 4% to 4.5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

  Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 4% to 7%.

  Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rates used in establishing such liabilities range from 4% to 6.5%. Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 3.8% to 7.5%, less expense and mortality charges and withdrawals.

  The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

 RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated life of the policies.

                      NEW ENGLAND LIFE INSURANCE COMPANY

  Premiums related to non-medical health contracts are recognized as income when due.

  Premiums related to variable life and universal life contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality recognized ratably over the policy period, policy administration charges recognized as services are provided and surrender charges recognized as earned. Amounts that are charged to operations include interest credited to policyholders and benefit claims incurred in excess of related policyholder account balances.

  Premiums related to investment-type contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for contract administration charges recognized ratably over the policy period. Amounts that are charged to operations include interest credited to policyholders.

 DIVIDENDS TO POLICYHOLDERS

  Dividends to policyholders are determined annually by the board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

 PARTICIPATING BUSINESS

  Participating business represented approximately 3.29% and 3.49% of the Company's life insurance in force, and 8.68% and 8.30% of the number of life insurance policies in force at December 31, 2000 and 1999, respectively. Participating policies represented approximately 54.96%, 56.77% and 95.78% of gross life insurance premiums, for the years ended December 31, 2000, 1999 and 1998, respectively.

 INCOME TAXES

  NELICO and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the Internal Revenue Code. Non-Includable subsidiaries file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

 REINSURANCE

  The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

 SEPARATE ACCOUNTS

  Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceeds the Separate Account liabilities. Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts, investment income, and realized and unrealized gains and losses on

                      NEW ENGLAND LIFE INSURANCE COMPANY
the investments of the Separate Account accrue directly to contract holders and, accordingly, are not reflected in the Company's financial statements. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues. See Note 14.

 APPLICATION OF ACCOUNTING PRONOUNCEMENTS

  Effective January 1, 1999, the Company adopted Statement of Position ("SOP") 98-5, Reporting on the Costs of Start-Up Activities ("SOP 98-5"). SOP 98-5 broadly defines start-up activities. SOP 98-5 requires costs of start-up activities and organization costs to be expensed as incurred. Adoption of SOP 98-5 did not have a material effect on the Company's consolidated financial statements.

  Effective January 1, 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use ("SOP 98-1"). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 resulted in the capitalization of $6 million of software costs, which would have otherwise been expensed in 1999.

  Effective January 1, 1999, the Company adopted SOP 97-3, Accounting for Insurance and Other Enterprises for Insurance Related Assessments ("SOP 97-3"). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. Adoption of SOP 97-3 did not have a material effect on the Company's consolidated financial statements.

  Statement of Financial Accounting Standards ("SFAS No. 133"), Accounting for Derivative Instruments and Hedging Activities, is effective for all fiscal years beginning after June 15, 2000. SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. Under SFAS 133, certain contracts that were not formerly considered derivatives may now meet the definition of a derivative. The Company will adopt SFAS effective January 1, 2001. Management does not expect the adoption of SFAS 133 to have a significant impact on the financial position, results of operations, or cash flows of the Company.

  In October 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing or underwriting risk and 4) have an indeterminate risk. The Company was required to adopt SOP 98-7 as of January 1, 2000. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

  In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF NO. 99-20"). This pronouncement requires investors in certain asset backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company currently is in the process of quantifying the impact of EITF No. 99-20, the provisions of the consensus are not expected to have a material impact on the Company's consolidated financial statements.

  In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125 ("SFAS 140"). SFAS 140 is effective for

                      NEW ENGLAND LIFE INSURANCE COMPANY
transfers and extinguishments of liabilities occurring after March 31, 2001 and is effective for disclosures about securitizations and collateral and for recognition and reclassification of collateral for fiscal years ending after December 15, 2000. The Company is in the process of quantifying the impact, if any, of the provisions of SFAS 140 effective for future periods.

  Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying generally accepted accounting principles to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the company's consolidated financial statements.

2. NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

  The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                      2000     1999     1998
                                                     -------  -------  -------
   Fixed maturities................................. $48,559  $54,490  $53,467
   Equity securities................................   2,122   13,896   (9,118)
   Real estate......................................      85      831    4,149
   Policy Loans.....................................  11,939    9,157    6,855
   Cash, cash equivalents and short-term
    Investments.....................................     412    3,494      861
   Other investment income..........................   4,993   (7,529)      76
                                                     -------  -------  -------
   Gross investment income..........................  68,110   74,339   56,290
   Investment expenses..............................  (4,850)  (5,841)  (7,213)
                                                     -------  -------  -------
   Net investment income............................ $63,260  $68,498  $49,077
                                                     =======  =======  =======

  Realized investment gains (losses), net, including changes in valuation allowances, are summarized as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                        2000     1999   1998
                                                      --------  ------ -------
   Fixed maturities.................................. $   (373) $  850 $10,899
   Equity securities.................................  (27,564)   --     --
   Other invested assets.............................     (796)  2,688      (7)
                                                      --------  ------ -------
     Subtotal........................................  (28,733)  3,538  10,892
   Less: Amounts allocable to amortization of
    deferred policy acquisition costs................     (395)    616   5,282
                                                      --------  ------ -------
   Investment gains (losses), net.................... $(28,338) $2,922 $ 5,610
                                                      ========  ====== =======

  Realized investment gains (losses) have been reduced by (1) deferred policy acquisition amortization to the extent that such amortization results from realized investment gains and losses, (2) additions to future policy benefits resulting from the need to establish additional liabilities due to the recognition of investment gains, and (3) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholders' accounts. This presentation may not be comparable to presentations made by other insurers.

                      NEW ENGLAND LIFE INSURANCE COMPANY

  The changes in unrealized investment gains (losses), net, included in accumulated other comprehensive income, are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2000      1999     1998
                                                   --------  --------  -------
   Balance at January 1..........................  $(10,998) $ 17,439  $17,347
     Change in unrealized investment gains
      (losses)...................................     5,812   (73,813)     391
     Change in unrealized investment gains
      (losses)...................................
      Attributable to:
      Deferred policy acquisition costs..........   (10,575)   33,276     (595)
      Deferred income tax (expense) benefit......     7,203    12,100      296
                                                   --------  --------  -------
   Balance at December 31........................  $ (8,558) $(10,998) $17,439
                                                   ========  ========  =======

  The components of unrealized investment gains (losses), net, included in accumulated other comprehensive income, are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      2000      1999     1998
                                                     -------  --------  -------
   Balance, end of year, comprised of:
     Unrealized investment gains (losses) on:
      Fixed maturities.............................  $(5,060) $(35,205) $40,928
      Equity securities............................   (1,330)    3,511    1,191
      Other........................................      (19)    --       --
                                                     -------  --------  -------
                                                      (6,409)  (31,694)  42,119
   Amounts of unrealized investment gains (losses)
     Attributable to:
      Deferred policy acquisition costs............   (6,292)   17,478  (15,798)
      Deferred income tax (expense) benefit........    4,143     3,218   (8,882)
                                                     -------  --------  -------
   Balance, end of year............................  $(8,558) $(10,998) $17,439
                                                     =======  ========  =======

3. INVESTMENTS

 FIXED MATURITIES AND EQUITY SECURITIES

  The amortized cost, gross unrealized gain (loss) and estimated fair value of fixed maturities and equity securities, by category, are shown below.

 AVAILABLE FOR SALE SECURITIES

                                                             GROSS
                                                          UNREALIZED   ESTIMATED
                                               AMORTIZED -------------   FAIR
                                                 COST     GAIN   LOSS    VALUE
                                               --------- ------ ------ ---------
   DECEMBER 31, 2000
   Fixed Maturities:
     U.S. Treasury Securities and obligations
      of U.S. Government corporations and
      agencies...............................  $ 28,290  $   90 $  327 $ 28,053
     Foreign governments.....................    25,799     204    617   25,386
     Corporate...............................   170,856   2,428  6,214  167,070
     Mortgage-backed securities..............    25,481     458  1,082   24,857
                                               --------  ------ ------ --------
   Total Fixed Maturities....................  $250,426  $3,180 $8,240 $245,366
                                               ========  ====== ====== ========
   Equity Securities:
     Common Stocks...........................    25,528   2,120  3,450   24,198
                                               --------  ------ ------ --------
   Total Equity Securities...................  $ 25,528  $2,120 $3,450 $ 24,198
                                               ========  ====== ====== ========

                      NEW ENGLAND LIFE INSURANCE COMPANY

  AVAILABLE FOR SALE SECURITIES

                                                          GROSS
                                                        UNREALIZED
                                            AMORTIZED -------------- ESTIMATED
                                              COST     GAIN   LOSS   FAIR VALUE
                                            --------- ------ ------- ----------
   DECEMBER 31, 1999
   Fixed Maturities:
     U.S. Treasury Securities and
      obligations of U.S. Government
      corporations and agencies............ $ 33,909  $   20 $   439  $ 33,490
     Foreign governments...................   20,748     201     581    20,368
     Corporate.............................  670,602   5,074  40,237   635,439
     Mortgage-backed securities............   44,470     934     203    45,201
     Other.................................    1,199    --     --        1,199
                                            --------  ------ -------  --------
   Total Fixed Maturities.................. $770,928  $6,229 $41,460  $735,697
                                            ========  ====== =======  ========
   Equity Securities:
     Common Stocks.........................   19,174   4,191     680    22,685
                                            --------  ------ -------  --------
   Total Equity Securities................. $ 19,174  $4,191 $   680  $ 22,685
                                            ========  ====== =======  ========

  The amortized cost and estimated fair value of fixed maturities classified as available for sale, by contractual maturity, at December 31, 2000 are shown below.

                                                            AMORTIZED ESTIMATED
                                                              COST    FAIR VALUE
                                                            --------- ----------
   Due in one year or less................................  $ 19,555   $ 19,454
   Due after one year through five years..................    93,551     91,606
   Due after five years through ten years.................    88,953     87,075
   Due after ten years....................................    22,886     22,374
                                                            --------   --------
      Subtotal............................................  $224,945   $220,509
   Mortgage-backed securities.............................    25,481     24,857
                                                            --------   --------
   Total..................................................  $250,426   $245,366
                                                            ========   ========

  Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  Sales of fixed maturities and equity securities are as follows:

                                                         2000    1999     1998
                                                       -------- ------- --------
   Fixed Maturities
     Proceeds......................................... $117,466 $64,925 $120,416
     Gross realized gains............................. $    476 $ 1,897 $ 10,901
     Gross realized losses............................ $    849 $ 1,047 $      2
   Equity Securities
     Proceeds......................................... $  1,762 $ 2,491 $ 39,333
     Gross realized gains............................. $    190 $   --  $    --
     Gross realized losses............................ $    183 $   --  $    --

  Excluding investments in U.S. governments and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

 STATUTORY DEPOSITS

  The Company had assets on deposit with regulatory agencies of $6,245 and $6,245 at December 31, 2000 and 1999, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY

4. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

  The Company assumes and cedes reinsurance with other insurance companies. The company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The consolidated statements of income are presented net of reinsurance ceded.

  Effective July 1, 1999, the Company reinsured the general account liability for certain group pension variable contracts assumed from Sun Life Assurance Company of Canada (U.S.). The initial liability assumed included in Policyholder Account Balances was $44,431 at December 31, 1999, and was $25,902 at December 31, 2000.

  The effect of reinsurance on premiums earned is as follows:

                                                    2000       1999      1998
                                                  ---------  --------  --------
   Direct premiums............................... $ 220,856  $163,159  $110,768
   Reinsurance assumed...........................    11,670    57,479    58,329
   Reinsurance ceded.............................  (107,307)  (97,000)  (68,408)
                                                  ---------  --------  --------
   Net premiums earned........................... $ 125,219  $123,638  $100,689
                                                  =========  ========  ========

  Reinsurance recoverables, included in other receivables, were $80,195 and $83,091 at December 31, 2000 and 1999, respectively.

  Reinsurance and ceded commissions payables, included in other liabilities, were $0 and $23,400 at December 31, 2000 and 1999, respectively.

  The following provides an analysis of the activity in the liability for benefits relating to group accident and nonmedical health policies and contracts:

                                                        YEARS ENDED DECEMBER 31,
                                                        -----------------------
                                                          2000    1999    1998
                                                         ------  ------  ------
   Balance at January 1................................. $3,932  $1,953  $  809
     Less: Reinsurance recoverables.....................  3,147   1,565     647
                                                         ------  ------  ------
   Net balance at January 1.............................    785     388     162
                                                         ------  ------  ------
   Incurred related to:
     Current year.......................................    541     472     303
     Prior years........................................   (367)    (33)    (57)
                                                         ------  ------  ------
                                                            174     439     246
                                                         ------  ------  ------
   Paid related to:
     Current year.......................................     28      23       2
     Prior years........................................     73      19      18
                                                         ------  ------  ------
                                                            101      42      20
                                                         ------  ------  ------
   Balance at December 31...............................    857     785     388
     Add: Reinsurance recoverables......................  3,444   3,147   1,565
                                                         ------  ------  ------
   Balance at December 31............................... $4,301  $3,932  $1,953
                                                         ======  ======  ======

                      NEW ENGLAND LIFE INSURANCE COMPANY

5. INCOME TAXES

  The provision for income tax expense (benefit) in the consolidated statements of income is shown below:

                                                       CURRENT DEFERRED   TOTAL
                                                       ------- --------  -------
   2000
   Federal............................................ $36,449 $(12,302) $24,147
   State and Local....................................   --         985      985
                                                       ------- --------  -------
   Total.............................................. $36,449 $(11,317) $25,132
                                                       ======= ========  =======
   1999
   Federal............................................ $20,910 $  8,134  $29,044
   State and Local....................................   --         300      300
                                                       ------- --------  -------
   Total.............................................. $20,910 $  8,434  $29,344
                                                       ======= ========  =======
   1998
   Federal............................................ $13,734 $   (788) $12,946
   State and Local....................................   --         100      100
                                                       ------- --------  -------
   Total.............................................. $13,734 $   (688) $13,046
                                                       ======= ========  =======

  Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2000     1999    1998
                                                      -------  ------- -------
   Income before taxes............................... $37,063  $75,068 $24,483
   Income tax rate...................................     35%      35%     35%
                                                      -------  ------- -------
   Expected income tax expense at federal statutory
    income tax rate..................................  12,972   26,274   8,569
   Tax effect of:
     Tax exempt investment income....................     (16)   --       (100)
     State and local income taxes....................     985      300     100
     Tax credits.....................................   --       --       (100)
     Sale of Subsidiaries............................   9,595    --      --
     Prior year taxes................................       8      684   --
     Other, net......................................   1,588    2,086   4,577
                                                      -------  ------- -------
   Income Tax Expense................................ $25,132  $29,344 $13,046
                                                      =======  ======= =======

  Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                               2000      1999
                                                             --------  --------
   Deferred tax assets:
     Policyholder liabilities...............................  282,720   233,504
     Tax Loss Carry-forwards................................    9,595
     Unrealized investment losses, net......................    4,143     3,218
     Other, net.............................................   11,265    15,035
                                                             --------  --------
   Total gross assets.......................................  307,723   251,757
                                                             --------  --------
   Less: Valuation Allowance................................    9,595     --
                                                             --------  --------
   Assets, Net of Valuation Allowance.......................  298,128   251,757
                                                             --------  --------
   Deferred tax liabilities:
     Investments............................................   (2,489)     (216)
     Deferred policy acquisition costs...................... (298,465) (267,249)
     Other, net.............................................  (17,172)  (22,961)
                                                             --------  --------
   Total gross liabilities.................................. (318,126) (290,426)
                                                             --------  --------
   Net deferred tax liability...............................  (19,998)  (38,669)
                                                             ========  ========

                      NEW ENGLAND LIFE INSURANCE COMPANY

6. EMPLOYEE BENEFIT PLANS

  Effective January 1, 2001, the Company's employees became employees of Metropolitan Life Insurance Company and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.
The Company's funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes.

                                                    DECEMBER 31,
                                         --------------------------------------
                                         PENSION BENEFITS     OTHER BENEFITS
                                         ------------------  ------------------
                                           2000      1999      2000      1999
                                         --------  --------  --------  --------
CHANGE IN PROJECTED BENEFIT OBLIGATION
Projected benefit obligation at
 beginning of year.....................  $254,789  $252,487  $ 46,622  $ 48,987
Service cost...........................     6,969     8,172       774       973
Interest cost..........................    19,946    18,488     3,249     3,351
Actuarial gain.........................    12,541   (15,914)   (1,911)   (3,214)
Divestitures...........................     --        --        --        --
Curtailments...........................     --        --        --        --
Terminations...........................     --        --        --        --
Change in benefits.....................     --        --        --        --
Benefits paid..........................    (8,445)   (8,444)   (3,382)   (3,475)
                                         --------  --------  --------  --------
Projected benefit obligation at end of
 year..................................  $285,800  $254,789  $ 45,352  $ 46,622
                                         --------  --------  --------  --------
CHANGE IN PLAN ASSETS
Contract value of plan assets at
 beginning of year.....................  $210,223  $184,803  $  --     $  --
Actual return on plan assets...........     6,676    25,300     --        --
Employer contribution..................     4,908     7,620     --        --
Benefits paid..........................    (8,445)   (7,500)    --        --
                                         --------  --------  --------  --------
Contract value of plan assets at end of
 year..................................  $213,362  $210,223  $  --     $  --
                                         --------  --------  --------  --------
Under funded...........................  $(72,438) $(44,566) $(45,352) $(46,622)
Unrecognized net asset at transition...     --         (503)    --        --
Unrecognized net actuarial gains
 (losses)..............................    31,474     7,681   (20,769)  (20,068)
Unrecognized prior service cost........    15,029    15,942        (7)       (8)
                                         --------  --------  --------  --------
Accrued benefit cost...................  $(25,935) $(21,446) $(66,128) $(66,698)
                                         ========  ========  ========  ========
Qualified plan prepaid (accrued)
 pension cost..........................  $ (3,219) $ (2,675) $  --     $  --
Non-qualified plan prepaid (accrued)
 pension cost..........................   (22,716)  (18,771)    --        --
                                         --------  --------  --------  --------
Accrued benefit cost...................  $(25,935) $(21,446) $  --     $  --
                                         ========  ========  ========  ========

  The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                NON-QUALIFIED
                           QUALIFIED PLAN           PLAN                TOTAL
                          ------------------  ------------------  ------------------
                            2000      1999      2000      1999      2000      1999
                          --------  --------  --------  --------  --------  --------
Aggregate projected
 benefit obligation.....  $245,000  $224,653  $ 40,800  $ 30,136  $285,800  $254,789
Aggregate contract value
 of plan assets
 (principally Company
 contracts).............   213,362   210,223     --        --      213,362   210,223
                          --------  --------  --------  --------  --------  --------
Over/(Under) funded.....  $(31,638) $(14,430) $(40,800) $(30,136) $(72,438) $(44,566)
                          ========  ========  ========  ========  ========  ========

                      NEW ENGLAND LIFE INSURANCE COMPANY

  The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                                       OTHER
                                                  PENSION BENEFITS   BENEFITS
                                                  ----------------- -----------
                                                    2000     1999   2000  1999
                                                  -------- -------- ----- -----
    WEIGHTED AVERAGE ASSUMPTIONS AS OF
     DECEMBER 31,
    Discount rate..............................      7.75%    7.00% 7.50% 7.75%
    Expected return on plan assets.............      9.00%    8.50%  --    --
    Rate of compensation increase..............      5.50%    5.50%  --    --

  The assumed health care cost trend rate used in measuring the accumulated nonpension postretirement benefit obligation was generally 6.6% in 2000, gradually decreasing to 5.00% over five years and generally 7.00% in 1999, gradually decreasing to 5.00% over five years.

  Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                 ONE % INCREASE ONE % DECREASE
                                                 -------------- --------------
   Effect on total of service and interest cost
    components..................................     67,383         (85,414)
   Effect on accumulated postretirement benefit
    obligation..................................    806,000        (993,000)

  The components of periodic benefit costs were as follows:

                                 PENSION BENEFITS            OTHER BENEFITS
                            ----------------------------  -----------------------
                              2000      1999      1998     2000     1999    1998
                            --------  --------  --------  -------  ------  ------
   Service cost............ $  6,969  $  8,172  $  6,927  $   774  $  973  $  942
   Interest cost...........   19,946    18,488    15,878    3,249   3,351   3,267
   Expected return on plan
    assets.................  (18,593)  (15,698)  (12,866)   --       --      --
   Net amortization and
    deferrals..............    1,074     1,322       669   (1,211)   (934)    167
                            --------  --------  --------  -------  ------  ------
   Net periodic benefit
    cost................... $  9,396  $ 12,284  $ 10,608  $ 2,812  $3,390  $4,376
                            ========  ========  ========  =======  ======  ======

 SAVINGS AND INVESTMENT PLANS

  The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $2,130, $2,187 and $2,252 for the years ended
December 31, 2000, 1999 and 1998, respectively.

7. LEASES

  In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenue. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sub-rental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                  RENTAL SUB-RENTAL GROSS RENTAL
                                                  INCOME   INCOME     EXPENSE
                                                  ------ ---------- ------------
     2001........................................  $ 72     $--        $  373
     2002........................................    75      --           373
     2003........................................    64      --           373
     2004........................................   --       --          --
     2005........................................   --       --          --
     Thereafter..................................   --       --          --
                                                   ----     ---        ------
     Total.......................................  $211     $--        $1,119
                                                   ====     ===        ======

                      NEW ENGLAND LIFE INSURANCE COMPANY

  MetLife, Inc. will be assuming payments for sub-rental income and gross rental expense for office space, data processing and other equipment beginning in 2001 on the home office property owned by MetLife, Inc. The gross rental expense paid by the Company in 2000 was $12,223.

8. DEBT

  In 1995, the Company borrowed $25,000 from a bank, bearing interest, payable monthly, at a variable rate equal to the greater of the bank's base rate or money market rates plus 0.6% per annum. The loan was collateralized by sales loads and surrender charges collected on a defined block of variable life insurance policies issued by the Company. Repayment was structured in a manner to result in repayment over a term of five years or less. The Company repaid the entire outstanding balance of the loan in January 1999. Repayments of principal and interest of $13,310 and $8,612 were made during 1999 and 1998, respectively. The interest rate applied was 6.4% and 6.4% at January 31, 1999 and December 31, 1998 respectively.

9. COMMITMENTS AND CONTINGENCIES

  Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.
A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of approximately, $218 and $197 and $204 in 2000, 1999, and 1998, respectively, of which $206 and $197 and $203 were to be credited against premium taxes.

  Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

                      NEW ENGLAND LIFE INSURANCE COMPANY

10. OTHER EXPENSES

  Other operating costs and expenses consisted of the following:

                                YEARS ENDED DECEMBER 31,
                             -------------------------------
                               2000       1999       1998
                             ---------  ---------  ---------
   Compensation............  $  92,430  $  96,887  $  86,822
   Commissions.............    245,942    205,463    166,218
   Interest and debt
    expense................      5,527      5,493      9,374
   Amortization of policy
    acquisition costs......    110,149     29,831     31,874
   Capitalization of policy
    acquisition costs......   (223,651)  (216,913)  (182,943)
   Rent expense, net of
    sub-lease income.......     48,280      5,550      4,252
   Insurance taxes,
    licenses, and fees.....     27,236     21,253     21,802
   Other...................    229,961    234,317    179,260
                             ---------  ---------  ---------
   Total...................  $ 535,874  $ 381,881  $ 316,659
                             =========  =========  =========

11. FAIR VALUE INFORMATION

  The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

  Amounts related to the Company's financial instruments are as follows:

                                                             CARRYING ESTIMATED
                                                              VALUE   FAIR VALUE
                                                             -------- ----------
   DECEMBER 31, 2000:
   Assets
     Fixed maturities....................................... $245,366  $245,366
     Equity securities......................................   24,198    24,198
     Policy loans...........................................  233,816   233,816
     Short-term investments.................................    9,554     9,554
     Cash and cash equivalents..............................   44,584    44,584
   Liabilities
     Policyholder account balances..........................  101,252    99,158

                                                             CARRYING ESTIMATED
                                                              VALUE   FAIR VALUE
                                                             -------- ----------
   DECEMBER 31, 1999:
   Assets
     Fixed maturities....................................... $735,697  $735,697
     Equity securities......................................   22,685    22,685
     Policy loans...........................................  181,995   181,995
     Short-term investments.................................   62,619    62,619
     Cash and cash equivalents..............................   84,371    84,371
   Liabilities
     Policyholder account balances..........................   84,037    82,765
     Other policyholder funds...............................      525       525
     Short and long-term debt...............................   75,053    75,053

  The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

                      NEW ENGLAND LIFE INSURANCE COMPANY

 FIXED MATURITIES AND EQUITY SECURITIES

  The fair value of fixed maturities and equity securities that are publicly traded are based upon quotations obtained from an independent market pricing service or published by applicable stock exchanges. For securities for which the market values were not readily available, fair values were estimated by management, based primarily on interest rates, maturity, credit quality and average life.

 POLICY LOANS

  Policy loans are stated at unpaid principal balances, which approximates fair value.

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

  The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

 POLICYHOLDER ACCOUNT BALANCES

  The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Other policyholder funds include liabilities without defined durations such as policy proceeds and dividends left with the Company. The estimated fair value of such liabilities, which generally are of short duration or have periodic adjustments of interest rates, approximates their carrying value.

 SHORT-TERM AND LONG-TERM DEBT

  Short-term and long-term debt are stated at unpaid principal balances, which approximates fair value.

12. STATUTORY FINANCIAL INFORMATION

  The reconciliation of statutory surplus and statutory net income, determined in accordance with accounting practices prescribed or permitted by the Massachusetts Department of Insurance with such amounts determined in conformity with accounting principles generally accepted in the United States of America were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------
                                                  2000       1999       1998
                                               ----------  ---------  ---------
   Statutory surplus.........................  $  353,101  $ 399,864  $ 456,525
   Adjustments to GAAP for:
     Future policy benefits and policyholders
      account balances.......................    (548,323)  (435,980)  (336,821)
     Deferred policy acquisition costs.......   1,020,830    930,703    710,961
     Deferred federal income taxes...........      19,998    (38,669)   (42,334)
     Valuation of investments................      (5,100)   (46,890)    53,514
     Statutory asset valuation reserves......      16,393     13,514     10,636
     Statutory interest maintenance reserve..         266        462        816
     Surplus notes...........................      --        (75,053)   (69,560)
     Receivables from reinsurance
      transactions...........................      --          5,049     26,004
     Other, net..............................      39,966    100,303     35,330
                                               ----------  ---------  ---------
   GAAP equity...............................  $  857,135  $ 853,303  $ 845,071
                                               ==========  =========  =========
   Statutory net income (loss)...............  $  (11,085) $ (40,928) $ (28,043)
   Adjustments to GAAP for:
     Future policy benefits and policyholder
      account balances.......................    (311,223)  (295,868)  (196,754)
     Deferred policy acquisition costs.......     177,366    186,497    135,788
     Deferred federal income taxes...........      11,317     (8,434)       688
     Valuation of investments................     (60,529)    13,681    (13,490)
     Statutory interest maintenance reserve..        (196)      (354)       245
     Other, net..............................     206,281    191,130    113,003
                                               ----------  ---------  ---------
   GAAP net income...........................  $   11,931  $  45,724  $  11,437
                                               ==========  =========  =========

                      NEW ENGLAND LIFE INSURANCE COMPANY

13. RELATED PARTY TRANSACTIONS

  MetLife and the Company have entered into an Administrative Services Agreement to provide all administrative, accounting, legal and similar services to MetLife for certain administered contracts, which are life insurance and annuity contracts issued by NEMLICO prior to the merger, and those policies and contracts defined in the Administrative Services Agreement as Transition Policies which were sold by the Company's field force post-merger.

  The Company charged MetLife $164,293, $160,792 and $193,641 including accruals for administrative services on NEMLICO administered contracts for 2000, 1999, and 1998, respectively. In addition, $60,697, $9,442 and $14,123 for 2000, 1999 and 1998, respectively, was paid or payable by MetLife to the Company for varied and miscellaneous other services. These services were charged based upon direct costs incurred. Service fees are recorded by NELICO as a reduction in operating expenses.

  On December 30, 1998 the Company sold to MetLife Credit Corporation shares of preferred stock for $200,000. The Company paid $10,539 and 9,055 of dividends on the preferred stock in 2000 and 1999, respectively.

  On April 30, 1998 the Company acquired all the outstanding stock of N.L. Holding Corporation and its subsidiaries, and concurrently contributed such stock to the Company's downstream holding company, New England Life Holding Inc. In conjunction with the acquisition, the Company entered into employment agreements with key individuals of N.L. Holding Corporation.
The Company paid $0, $2,730 and $6,166 in 2000, 1999 and 1998, respectively under these agreements.

  Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 2000 were $11,604 and $568, respectively. Included in accrued income at December 31, 2000, were amounts receivable for sales-based commissions from NEF and SSR totaling $108 and $3, respectively. In 2000, NES earned asset-based income of $10,213 and $263 on average assets of approximately $3,500,000 and $110,000 under management with NEF and SSR, respectively. Included in accrued income at December 31, 1999 were amounts receivable for asset-based commissions from NEF and SSR totaling $321 and $9, respectively.

  Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1999 were $12,736 and $751, respectively. Included in accrued income at December 31, 1999, were amounts receivable for sales-based commissions from NEF and SSR totaling $312 and $4, respectively. In 1999, NES earned asset-based income of $11,184 and $183 on average assets of approximately $4,500,000 and $101,000 under management with NEF and SSR, respectively. Included in accrued income at December 31, 2000 were amounts receivable for asset-based commissions from NEF and SSR totaling $307 and $0, respectively.

  Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1998 were $15,204 and $1,159, respectively. Included in accrued income at December 31, 1998, were amounts receivable for sales-based commissions from NEF and SSR totaling $385 and $14, respectively. In 1998, NES earned asset-based income of $9,193 and $139 on average assets of approximately $4,300,000 and $77,000 under management with NEF and SSR, respectively.

  Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

                      NEW ENGLAND LIFE INSURANCE COMPANY

  Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

14. SEPARATE ACCOUNTS

  Separate accounts reflect non-guaranteed separate accounts totaling $5,651,320 and $4,840,029 at December 31, 2000 and 1999, respectively, wherein the policyholder assumes the investment risk.

  Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees totaling $46,016, $36,934 and $30,714 in 2000, 1999 and 1998,
respectively.

15. CODIFICATION

  In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Commonwealth of Massachusetts Division of Insurance (the "Division") requires adoption of Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that the adoption of Codification by the NAIC and Codification as modified by the Division, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

16. BUSINESS SEGMENT INFORMATION

  The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments: Individual Life, Individual Annuity, Group Pension, Group Accident and Health, and Corporate. These segments are managed separately because they either provide different products and services, require different strategies, or have different technology requirements.

  Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells a variety of fixed annuity and variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Accident and Health provides group life, medical, and disability contracts to corporations and small businesses. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

  Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2000, 1999 and 1998. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

  Allocation of net investment income and investment gains (losses), net were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                                                 DECEMBER 31, 2000
                          --------------------------------------------------------------------
                                                                        CORPORATE
                          INDIVIDUAL  INDIVIDUAL   GROUP      GROUP        AND
                             LIFE      ANNUITY    PENSION   LIFE, A&H  SUBSIDIARIES   TOTAL
                          ----------  ----------  --------  ---------  ------------ ----------
REVENUES
Premiums................. $   69,639  $    --     $     18  $ 35,696     $ 19,866   $  125,219
Universal Life and
 Investment-Type Product
 Policy Fees.............    200,315      25,027     6,552     --           --         231,895
Net Investment Income....    (13,001)     (1,214)    1,636       (97)      75,935       63,260
Investment Gains
 (Losses), Net...........     35,203       1,789    (2,488)      143      (62,984)     (28,338)
Commissions, Fees and
 Other Revenues..........     27,348      10,303     7,369    45,843      277,262      368,126
                          ----------  ----------  --------  --------     --------   ----------
Total Revenues...........    319,504      35,906    13,087    81,585      310,079      760,162
BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits....     82,818       5,212        30    31,366       30,418      149,845
Interest Credited to
 Policyholder Account
 Balances................     13,034       2,405     3,054     --           1,040       19,534
Policyholder Dividends...      2,760      --         --          (33)      15,119       17,846
Other Operating Costs
 and Expenses............    159,955      32,805     8,080    50,837      284,197      535,874
                          ----------  ----------  --------  --------     --------   ----------
Total Benefits and Other
 Deductions..............    258,567      40,423    11,165    82,170      330,775      723,099
Income from Operations
 Before Income Taxes.....     60,938      (4,517)    1,923      (585)     (20,696)      37,063
Income Taxes.............      8,938      (2,207)    1,615      (189)      16,975       25,132
                          ----------  ----------  --------  --------     --------   ----------
Net Income...............     52,000      (2,310)      308      (396)     (37,671)      11,931
                          ==========  ==========  ========  ========     ========   ==========
ASSETS
Deferred Policy
 Acquisition Costs.......    914,797      82,663    10,984    12,385        --       1,020,830
Separate Account Assets..  2,879,330   1,703,628   726,411   341,951        --       5,651,320

LIABILITIES
Policyholder
 Liabilities.............    676,503      69,673    38,248    57,556       11,132      853,112
Separate Account
 Liabilities.............  2,879,330   1,703,628   726,411   341,951        --       5,651,320

                       NEW ENGLAND LIFE INSURANCE COMPANY

                                                 DECEMBER 31, 1999
                          --------------------------------------------------------------------
                                                                        CORPORATE
                          INDIVIDUAL  INDIVIDUAL   GROUP      GROUP        AND
                             LIFE      ANNUITY    PENSION   LIFE, A&H  SUBSIDIARIES   TOTAL
                          ----------  ----------  --------  ---------  ------------ ----------
REVENUES
Premiums................. $   63,358  $    --     $     15  $ 28,652     $ 31,613   $  123,638
Universal Life and
 Investment-Type Product
 Policy Fees.............    199,701      16,771     4,369     --           --         220,841
Net Investment Income....    (31,181)       (108)      (13)      167       99,633       68,498
Investment Gains
 (Losses), Net...........        402           1     --           (1)       2,520        2,922
Commissions, Fees and
 Other Revenues..........     25,376       6,708     3,005    34,610      196,192      265,891
                          ----------  ----------  --------  --------     --------   ----------
Total Revenues...........    257,656      23,372     7,376    63,428      329,958      681,790
BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits....    124,727       4,624       113    23,814       40,015      193,293
Interest Credited to
 Policyholder Account
 Balances................      8,811       1,623     1,220        30         (963)      10,721
Policyholder Dividends...      1,739      --         --          (32)      19,120       20,827
Other Operating Costs
 and Expenses............    128,466      21,826     6,196    36,326      189,067      381,881
                          ----------  ----------  --------  --------     --------   ----------
Total Benefits and Other
 Deductions..............    263,743      28,073     7,529    60,138      247,239      606,722
Income from Operations
 Before Income Taxes.....     (6,087)     (4,701)     (153)    3,290       82,719       75,068
Income Taxes.............      1,357      (1,563)      (26)    1,244       28,332       29,344
                          ----------  ----------  --------  --------     --------   ----------
Net Income............... $   (7,444) $   (3,138) $   (127) $  2,046     $ 54,387   $   45,724
                          ==========  ==========  ========  ========     ========   ==========
ASSETS
Deferred Policy
 Acquisition Costs....... $  771,879  $   63,123  $ 10,499  $  8,539     $ 76,663   $  930,703
Separate Account Assets..  2,704,767   1,398,993   517,920   218,349        --       4,840,029

LIABILITIES
Policyholder
 Liabilities.............    535,662      43,674    45,407    43,936      517,949    1,186,628
Separate Account
 Liabilities.............  2,704,767   1,398,993   517,920   218,349        --       4,840,029

                      NEW ENGLAND LIFE INSURANCE COMPANY

                                                 DECEMBER 31, 1998
                          ------------------------------------------------------------------
                                                            GROUP     CORPORATE
                          INDIVIDUAL  INDIVIDUAL  GROUP     LIFE,        AND
                             LIFE      ANNUITY   PENSION     A&H     SUBSIDIARIES   TOTAL
                          ----------  ---------- --------  --------  ------------ ----------
REVENUES
Premiums................. $   48,733   $     31  $    417  $ 21,394    $ 30,114   $  100,689
Universal Life and
 Investment-Type Product
 Policy Fees.............    161,936      9,332     2,788      (290)      --         173,766
Net Investment Income....    (22,496)    (1,752)     (405)      651      73,079       49,077
Investment Gains
 (Losses), Net...........       (182)        (7)       (4)       17       5,786        5,610
Commissions, Fees and
 Other Revenues..........      9,408      6,042     1,118    20,430     155,413      192,411
                          ----------   --------  --------  --------    --------   ----------
Total Revenues...........    197,399     13,646     3,914    42,202     264,392      521,553

BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits....     84,709      3,943       874    13,561      46,600      149,687
Interest Credited to
 Policyholder Account
 Balances................      6,337      1,264        83     --             51        7,735
Policyholder Dividends...      1,135          4     --            3      21,847       22,989
Other Operating Costs
 and Expenses............    103,284     14,324     3,617    15,731     179,703      316,659
                          ----------   --------  --------  --------    --------   ----------
Total Benefits and Other
 Deductions..............    195,465     19,535     4,574    29,295     248,201      497,070
Income from Operations
 Before Income Taxes.....      1,934     (5,889)     (660)   12,907      16,191       24,483
Income Taxes.............      9,968       (402)     (423)    3,986         (83)      13,046
                          ----------   --------  --------  --------    --------   ----------
Net Income............... $   (8,034)  $ (5,487) $   (237) $  8,921    $ 16,274   $   11,437
                          ==========   ========  ========  ========    ========   ==========
ASSETS
Deferred Policy
 Acquisition Costs....... $  616,959   $ 42,524  $  2,359  $  2,511    $ 46,608   $  710,961
Separate Account Assets..  2,073,552    835,648   235,467   113,716       --       3,258,383

LIABILITIES
Policyholder
 Liabilities.............    380,586     38,912       768    19,233     519,353      958,852
Separate Account
 Liabilities.............  2,073,552    835,648   235,467   113,716       --       3,258,383

  Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           AMERICAN GROWTH SERIES-I
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)
                                  MAY 1, 2001

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2000, as supplemented May 1, 2001 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.




VA-222-01

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
The Company...............................................................  II-3

Services Relating to the Variable Account.................................  II-3

Performance Comparisons...................................................  II-3

Calculation of Performance Data...........................................  II-4

Net Investment Factor..................................................... II-34

Annuity Payments.......................................................... II-34

Hypothetical Illustrations of Annuity Income Payouts...................... II-36

Historical Illustrations of Annuity Income Payouts........................ II-40

The Fixed Account......................................................... II-44

Experts................................................................... II-45

Legal Matters............................................................. II-45

Appendix A................................................................ II-46

Financial Statements......................................................   F-1

                                  THE COMPANY

  New England Life Insurance Company ("The Company") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

  The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

  Auditors. Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, conducts an annual audit of the Company's and Variable Account's financial statements.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 1998, 1999 and 2000 the Company paid commissions in the amount of $10,931,428.85, $2,464,897.40 and $1,186,615.39 respectively.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature for the Contracts and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

  The tables below illustrate hypothetical Average Annual Total Returns for each Sub-Account for the periods shown, based on the actual investment experience of the Sub-Accounts, the New England Zenith Fund (the "Zenith Fund"), the Metropolitan Fund, the Met Investors Series Trust and the American Variable Insurance Series during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July 1994. The Contracts were not available before April 10, 1995. The following Series of New England Zenith Fund ("Zenith Fund") commenced operations as follows: Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series, August 26, 1983; Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series, October 31, 1994; Harris Oakmark Mid Cap Value Series (formerly Goldman Sachs Midcap Value Series), April 30, 1993; Loomis Sayles Small Cap Series, May 2, 1994; MFS Investors Trust Series and MFS Research Managers Series, April 30, 1999; and Westpeak Growth and Income Series, April 30, 1993. The following Portfolios of Metropolitan Series Fund, Inc. ("Metropolitan Series Fund") commenced operations as follows: Lehman Brothers Aggregate Bond Index Portfolio, November 9, 1998; Janus Mid Cap Portfolio, March 3, 1997; MetLife Stock Index Portfolio, May 1, 1990; Neuberger Berman Partners Mid Cap Value Portfolio, November 9, 1998; Putnam Large Cap Growth Portfolio, May 1, 2000; Morgan Stanley EAFE Index Portfolio, November 9, 1998; Putnam International Stock Portfolio, October 31, 1994 (on December 1, 2000, Putnam International Stock Portfolio was substituted for Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract; Morgan Stanley International Magnum Equity Series commenced operations on October 31, 1994; performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); Russell 2000 Index Portfolio, November 9, 1998; and State Street Research Investment Trust Portfolio, June 24, 1983 (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available). The following Portfolio of Met Investors Series Trust ("Met Investors Series") commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996. The following Funds of American Funds Insurance Series ("American Funds") commenced operations as follows: American Funds Growth Fund and American Funds Growth-Income Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998.

  We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted, although the actual charge will be the lesser of 2% of Contract Value and $30 (and may be waived for certain large Contracts). Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2000 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 2000 to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on December 31, 2000. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Average Annual Total Returns assume that no premium tax charge has been deducted.

  Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Back Bay Advisors Money Market Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -3.69%
      5 Years...........................................................   0.65%
      Since Inception of the Sub-Account................................   0.75%

  For purchase payment allocated to the Back Bay Advisors Bond Income Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -1.90%
      5 Years...........................................................   1.71%
      Since Inception of the Sub-Account................................   3.53%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -2.77%
      5 Years...........................................................   2.60%
      Since Inception of the Sub-Account................................   4.33%

  For purchase payment allocated to the Salomon Brothers U.S. Government Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................   0.25%
      5 Years...........................................................   1.20%
      Since Inception of the Sub-Account................................   2.39%

  For purchase payment allocated to the Balanced Sub-Account*

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -11.29%
      5 Years...........................................................   2.31%
      Since Inception of the Sub-Account................................   4.41%

  For purchase payment allocated to the Alger Equity Growth Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -22.27%
      5 Years...........................................................  15.48%
      Since Inception of the Sub-Account................................  18.67%

  For purchase payment allocated to the Davis Venture Value Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -0.65%
      5 Years...........................................................  15.92%
      Since Inception of the Sub-Account................................  18.15%

  For purchase payment allocated to the Harris Oakmark Mid Cap Value Sub-
Account**

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................   9.82%
      5 Years...........................................................   5.09%
      Since Inception of the Sub-Account................................   7.92%

--------
* Wellington Management Company, LLP became the sub-adviser on May 1, 2000. Prior to that time, Loomis Sayles & Company, LLP served as sub-adviser.
** Harris Associates L.P. became the sub-adviser on May 1, 2000. Prior to that time, other entities served as sub-adviser.

  For purchase payment allocated to the Loomis Sayles Small Cap Sub-Account

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year........................................................... -4.60%
      5 Years.......................................................... 13.33%
      Since Inception of the Sub-Account............................... 15.28%

  For purchase payment allocated to the MFS Investors Trust Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -9.64%
      Since Inception of the Sub-Account................................  -7.76%

  For purchase payment allocated to the MFS Research Managers Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -12.90%
      Since Inception of the Sub-Account................................  -1.91%

  For purchase payment allocated to the Westpeak Growth and Income Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -14.31%
      5 Years...........................................................  11.29%
      Since Inception of the Sub-Account................................  14.23%

  For purchase payment allocated to the Putnam Large Cap Growth Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      Since Inception of the Sub-Account................................ -46.00%

  For purchase payment allocated to the Putnam International Stock Sub-
Account***
  (previously the Morgan Stanley International Magnum Equity Sub-Account)

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -19.02%
      5 Years...........................................................   0.11%
      Since Inception of the Sub-Account................................ -21.22%

--------
*** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

  For purchase payment allocated to the Back Bay Advisors Money Market Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -3.69%
      5 Years...........................................................   0.65%
      10 years..........................................................   0.59%
      Since Inception of the Fund.......................................   2.57%

  For purchase payment allocated to the Back Bay Advisors Bond Income Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -1.90%
      5 Years...........................................................   1.71%
      10 years..........................................................   4.88%
      Since Inception of the Fund.......................................   6.31%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -2.77%
      5 Years...........................................................   2.60%
      Since Inception of the Fund.......................................   4.44%

  For purchase payment allocated to the Salomon Brothers U.S. Government Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................   0.25%
      5 years...........................................................   1.20%
      Since Inception of the Fund.......................................   3.00%

  For purchase payment allocated to the Balanced Series*

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -11.29%
      5 Years...........................................................   2.31%
      Since Inception of the Fund.......................................   5.31%

  For purchase payment allocated to the Alger Equity Growth Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -22.27%
      5 Years...........................................................  15.48%
      Since Inception of the Fund.......................................  18.82%

  For purchase payment allocated to the Davis Venture Value Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -0.65%
      5 Years...........................................................  15.92%
      Since Inception of the Fund.......................................  17.91%

--------
 * Wellington Management Company, LLP became the sub-adviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as sub-adviser.

  For purchase payment allocated to the Harris Oakmark Mid Cap Value Series*

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................   9.82%
      5 Years...........................................................   5.09%
      Since Inception of the Fund.......................................   8.07%

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -4.60%
      5 Years...........................................................  13.33%
      Since Inception of the Fund.......................................  12.70%

  For purchase payment allocated to the MFS Investors Trust Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -9.64%
      Since Inception of the Fund.......................................  -5.85%

  For purchase payment allocated to the MFS Research Managers Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -12.90%
      Since Inception of the Fund.......................................   1.52%

  For purchase payment allocated to the Westpeak Growth and Income Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -14.31%
      5 Years...........................................................  11.29%
      Since Inception of the Fund.......................................  12.50%

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index
Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................   0.91%
      Since Inception of the Fund.......................................  -1.64%

  For purchase payment allocated to the Janus Mid Cap Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -38.82%
      Since Inception of the Fund.......................................  25.12%

  For purchase payment allocated to the MetLife Stock Index Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -18.44%
      5 Years...........................................................  13.70%
      10 Years..........................................................  13.35%
      Since Inception of the Fund.......................................  12.35%

--------
* Harris Associates L.P. became the sub-adviser on May 1, 2000. Prior to that time, other entities served as sub-adviser.

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------
      1 Year........................................................... 17.18%
      Since Inception of the Fund...................................... 18.58%

  For purchase payment allocated to the Putnam Large Cap Growth Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      Since Inception of the Fund....................................... -46.00%


  For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -23.17%
      Since Inception of the Fund.......................................   0.40%

  For purchase payment allocated to the Putnam International Stock Portfolio*

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -19.02%
      5 Years...........................................................   0.11%
      Since Inception of the Fund.......................................   0.47%

  For purchase payment allocated to the Russell 2000 Index Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -13.21%
      Since Inception of the Fund.......................................   4.10%

  For purchase payment allocated to the State Street Research Investment Trust Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -15.49%
      5 Years...........................................................  13.22%
      10 Years..........................................................  13.60%
      Since Inception of the Fund.......................................  10.94%

  For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio**

                          PERIOD ENDING DECEMBER 31, 2000
                          -------------------------------

      1 Year........................................................... -8.99%
      Since Inception of the Fund......................................  3.44%

--------

* On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc., served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.

** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class
   B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 fee.

  For purchase payment allocated to the American Funds Growth Fund

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -5.57%
      5 Years...........................................................  22.31%
      10 Years..........................................................  18.48%
      Since Inception of the Fund.......................................  15.37%


  For purchase payment allocated to the American Funds Growth-Income Fund

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -2.33%
      5 Years...........................................................  11.69%
      10 Years..........................................................  11.77%
      Since Inception of the Fund.......................................  11.86%


  For purchase payment allocated to the American Funds Global Small Capitalization Fund

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -25.12%
      Since Inception of the Fund.......................................  14.47%

--------
  The following chart illustrates how the average annual total return was determined for the five year period ending December 31, 2000 for the sub-account investing in the Back Bay Advisors Bond Income Series based on the assumptions used above. The units column below shows the number of accumulation units hypothetically purchased by the $1000 investment in the Series in the first year. The units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The illustration assumes no premium tax charge is deducted.

  The unit values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The unit values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      AVERAGE
                                          UNIT   CONTRACT SURRENDER ANNUAL TOTAL
   DATE                         UNITS    VALUE    VALUE     VALUE      RETURN
   ----                        -------- -------- -------- --------- ------------
   December 31, 1996.......... 319.6953 3.134109 1,001.96   947.86     -5.21%
   December 31, 1997.......... 310.9466 3.428788 1,066.17 1,018.19      0.91%
   December 31, 1998.......... 302.8133 3.688741 1,117.00 1,077.00      2.50%
   December 31, 1999.......... 294.5318 3.622325 1,066.89 1,038.08      0.94%
   December 31, 2000.......... 286.7694 3.865022 1,108.37 1,088.42      1.71%

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: (i) for the following Series of the Zenith Fund: September 1, 1983 for Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series; November 1, 1994 for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series; May 1, 1993 for Harris Oakmark Mid Cap Value Series; May 2, 1994 for Loomis Sayles Small Cap Series; May 1, 1999 for MFS Investors Trust Series and MFS Research Managers; and May 1, 1993 for Westpeak Growth and Income Series; (ii) for the following Portfolios of the Metropolitan Series Fund: December 1, 1998 for Lehman Brothers Aggregate Bond Index Portfolio; March 3, 1997 for Janus Mid Cap Portfolio; May 1, 1990 for MetLife Stock Index Portfolio; December 1, 1998 for Neuberger Berman Partners Mid Cap Value Portfolio; May 1, 2000 for Putnam Large Cap Growth Portfolio; December 1, 1998 for Morgan Stanley EAFE Index Portfolio; November 1, 1994 for Putnam International Stock Portfolio (performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); December 1, 1998 for Russell 2000 Index Portfolio; and July 1, 1983 for State Street Research Investment Trust Portfolio (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); (iii) for the following Portfolios of Met Investors Series: May 1, 1996 for Lord Abbett Bond Debenture Portfolio; and
(iv) for the following Funds of the American Funds: March 1, 1984 for American Funds Growth Fund and American Funds Growth-Income Fund; and May 1, 1998 for American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender. During the period when the Contingent Deferred Sales Charge applies, the percentage return on Surrender Value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on Surrender Value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first chart, the Contract Value and Surrender Value on each date shown are calculated in the manner described in the preceding illustrations of Average Annual Total Return, assuming that no premium tax charge is deducted on surrender.

  In the second and third charts, the difference between the Contract Value or Surrender Value at the beginning and at the end of each year is divided by the beginning Contract Value or Surrender Value to arrive at the annual percentage change. The Cumulative Return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or Surrender Value and dividing it by $10,000. The Annual Effective Rate of Return in this illustration is calculated in the same manner as the Average Annual Total Return described in the preceding illustration, assuming that no premium tax charge is deducted on surrender.

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                               INVESTMENT RESULTS

                               CONTRACT VALUE(1)

                                           SALOMON
                   BACK BAY   BACK BAY    BROTHERS     SALOMON                                       HARRIS     LOOMIS
                   ADVISORS   ADVISORS    STRATEGIC    BROTHERS                ALGER      DAVIS     OAKMARK     SAYLES
                    MONEY       BOND        BOND         U.S.                  EQUITY    VENTURE    MID CAP     SMALL
                    MARKET     INCOME   OPPORTUNITIES GOVERNMENT BALANCED(2)   GROWTH     VALUE     VALUE(3)     CAP
                  ---------- ---------- ------------- ---------- ----------- ---------- ---------- ---------- ----------
As of December 31:
 1983............ $10,258.59 $10,339.37
 1984............  11,175.34  11,453.64
 1985............  11,905.86  13,388.01
 1986............  12,514.94  15,137.25
 1987............  13,122.50  15,242.29
 1988............  13,889.20  16,265.40
 1989............  14,941.00  17,990.50
 1990............  15,916.76  19,151.95
 1991............  16,648.66  22,256.25
 1992............  17,018.47  23,722.98
 1993............  17,259.12  26,326.49                                                            $11,370.39
 1994............  17,674.12  25,071.19  $ 9,838.87   $10,038.07 $ 9,968.28  $ 9,695.00 $ 9,628.96  11,157.06 $ 9,590.97
 1995............  18,401.19  29,948.07   11,557.83    11,360.92  12,242.06   14,193.96  13,201.25  14,313.48  12,156.37
 1996............  19,053.28  30,873.63   13,008.06    11,548.68  14,087.95   15,815.91  16,356.09  16,574.48  15,637.59
 1997............  19,770.95  33,745.26   14,224.45    12,328.54  16,117.11   19,572.63  21,511.41  19,149.94  19,225.09
 1998............  20,502.34  36,272.33   14,289.07    13,058.43  17,317.95   28,501.23  24,249.91  17,837.19  18,619.12
 1999............  21,201.50  35,588.76   14,270.63    12,875.72  16,191.16   37,682.20  28,083.48  17,631.72  24,161.33
 2000............  22,189.14  37,942.45   15,065.06    14,000.73  15,639.35   32,063.97  30,306.51  20,916.99  25,060.99
                                         WESTPEAK
                     MFS        MFS       GROWTH
                  INVESTORS   RESEARCH     AND
                    TRUST     MANAGERS    INCOME
                  ---------- ---------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............                       $11,321.11
 1994............                        11,004.57
 1995............                        14,780.39
 1996............                        17,185.98
 1997............                        22,593.88
 1998............                        27,709.41
 1999............ $10,192.36 $11,871.99  29,864.28
 2000............  10,011.73  11,260.40  27,918.90

                                                                                         STATE    NEUBERGER
                                             LEHMAN                                      STREET    BERMAN
                     PUTNAM                 BROTHERS   METLIFE     MORGAN               RESEARCH   PARTNERS  LORD  ABBETT
                  INTERNATIONAL JANUS MID  AGGREGATE    STOCK     STANLEY    RUSSELL   INVESTMENT  MID CAP       BOND
                    STOCK(4)       CAP     BOND INDEX   INDEX    EAFE INDEX 2000 INDEX   TRUST      VALUE    DEBENTURE(5)
                  ------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
As of December 31:
 1983............                                                                      $ 9,651.32
 1984............                                                                        9,518.16
 1985............                                                                       12,593.67
 1986............                                                                       13,637.60
 1987............                                                                       14,359.55
 1988............                                                                       15,597.96
 1989............                                                                       20,256.36
 1990............                                     $10,081.98                        18,834.58
 1991............                                      12,845.24                        24,626.51
 1992............                                      13,545.65                        27,003.06
 1993............                                      14,576.72                        30,370.70
 1994............  $10,237.83                          14,482.13                        28,891.96
 1995............   10,698.65                          19,474.69                        37,818.00
 1996............   11,227.90                          23,471.72                        45,429.53             $11,178.41
 1997............   10,904.04   $12,654.77             30,484.43                        57,370.39              12,688.77
 1998............   11,508.95    17,046.24 $10,003.32  38,435.98 $10,543.09 $10,575.23  72,338.47 $10,529.13   13,237.80
 1999............   14,116.24    37,336.22   9,680.84  45,666.19  12,921.72  12,733.22  84,304.08  12,157.49   13,444.67
 2000............   12,477.17    25,248.87  10,586.91  40,714.18  10,851.01  12,032.51  77,810.20  15,308.54   13,308.60
                               AMERICAN     AMERICAN
                   AMERICAN     FUNDS     FUNDS GLOBAL
                     FUNDS     GROWTH-        SMALL
                    GROWTH      INCOME    CAPITALIZATION
                  ----------- ---------- ---------------
As of December 31:
 1983............
 1984............ $ 10,042.12 $10,740.56
 1985............   11,804.69  14,435.22
 1986............   15,070.31  17,271.53
 1987............   15,958.24  17,022.09
 1988............   17,912.58  19,067.71
 1989............   23,021.82  23,425.49
 1990............   21,567.64  22,359.19
 1991............   28,174.39  27,183.59
 1992............   30,600.01  28,756.56
 1993............   34,898.51  31,654.93
 1994............   34,395.93  31,680.81
 1995............   44,951.82  41,315.80
 1996............   49,980.80  48,107.55
 1997............   63,806.85  59,398.83
 1998............   84,885.84  68,997.84   $10,137.74
 1999............  131,343.10  75,474.55    19,043.95
 2000............  135,016.61  80,154.49    15,621.75

                   PUTNAM
                  LARGE CAP
                  ---------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1997............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............
 1999............
 2000............ $7,234.82

                               SURRENDER VALUE(1)

                                           SALOMON
                   BACK BAY   BACK BAY    BROTHERS     SALOMON                                       HARRIS     LOOMIS
                   ADVISORS   ADVISORS    STRATEGIC    BROTHERS                ALGER      DAVIS     OAKMARK     SAYLES      MFS
                    MONEY       BOND        BOND         U.S.                  EQUITY    VENTURE    MID CAP     SMALL    INVESTORS
                    MARKET     INCOME   OPPORTUNITIES GOVERNMENT BALANCED(2)   GROWTH     VALUE     VALUE(3)     CAP       TRUST
                  ---------- ---------- ------------- ---------- ----------- ---------- ---------- ---------- ---------- ---------
As of December 31:
 1983............ $ 9,600.49 $ 9,675.61
 1984............  10,565.34  10,843.64
 1985............  11,395.86  12,878.01
 1986............  12,104.94  14,727.29
 1987............  12,812.50  14,932.29
 1988............  13,679.20  16,055.40
 1989............  14,831.00  17,880.50
 1990............  15,906.76  19,141.95
 1991............  16,638.66  22,246.25
 1992............  17,008.47  23,712.98
 1993............  17,249.12  26,316.49                                                            $10,650.39
 1994............  17,664.12  25,061.19  $ 9,215.15   $ 9,400.41 $ 9,335.50  $ 9,081.35 $ 9,019.93  10,537.06 $ 8,972.10
 1995............  18,391.19  29,938.07   10,952.83    10,755.92  11,637.06   13,588.96  12,596.25  13,793.48  11,538.87
 1996............  19,043.28  30,863.63   12,503.06    11,043.68  13,582.95   15,310.91  15,851.09  16,154.48  15,120.09
 1997............  19,760.95  33,735.26   14,219.45    11,923.54  15,712.11   19,167.63  21,106.41  18,829.94  18,807.59
 1998............  20,492.34  36,262.33   13,984.07    12,753.43  17,012.95   28,196.23  23,944.51  17,617.09  18,301.62
 1999............  21,191.50  35,578.76   14,065.63    12,670.72  15,986.16   37,477.20  27,878.48  17,511.72  23,943.83 $9,528.89
 2000............  22,179.14  37,932.45   14,960.06    13,895.73  15,534.35   31,958.97  30,201.51  20,896.99  24,943.49  9,451.73
                              WESTPEAK
                     MFS       GROWTH      PUTNAM
                   RESEARCH     AND     INTERNATIONAL JANUS MID
                   MANAGERS    INCOME     STOCK(4)       CAP
                  ---------- ---------- ------------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............            $10,601.11
 1994............             10,389.62  $ 9,586.18
 1995............             14,260.39   10,112.28
 1996............             16,765.98   10,722.90
 1997............             22,273.88   10,507.54   $11,929.77
 1998............             27,489.41   11,203.95    16,421.24
 1999............ $11,151.99  29,744.28   13,911.24    36,811.22
 2000............  10,640.40  27,898.80   12,372.19    24,823.87

                                                                           NEUBERGER
                    LEHMAN                                    STATE STREET   BERMAN                            AMERICAN
                   BROTHERS   METLIFE     MORGAN                RESEARCH    PARTNERS  LORD ABBETT   AMERICAN    FUNDS
                  AGGREGATE    STOCK     STANLEY    RUSSELL    INVESTMENT   MID CAP       BOND       FUNDS     GROWTH-
                  BOND INDEX   INDEX    EAFE INDEX 2000 INDEX    TRUST       VALUE    DEBENTURE(5)   GROWTH     INCOME
                  ---------- ---------- ---------- ---------- ------------ ---------- ------------ ---------- ----------
As of December 31:
 1983............                                              $ 9,030.73
 1984............                                                8,985.10                          $ 9,381.67 $10,031.22
 1985............                                               12,078.67                           11,177.19  13,807.72
 1986............                                               13,222.60                           14,542.81  16,744.03
 1987............                                               14,044.55                           15,530.74  16,594.59
 1988............                                               15,382.96                           17,585.08  18,740.21
 1989............                                               20,141.36                           22,794.32  23,197.99
 1990............            $ 9,426.24                         18,819.58                           21,440.14  22,231.69
 1991............             12,225.24                         24,611.51                           28,146.89  27,156.09
 1992............             13,025.65                         26,988.06                           30,572.51  28,729.06
 1993............             14,156.72                         30,355.70                           34,871.01  31,627.43
 1994............             14,162.13                         28,876.96                           34,368.43  31,653.31
 1995............             19,254.69                         37,803.00                           44,924.32  41,288.30
 1996............             23,351.72                         45,414.53              $10,458.41   49,953.30  48,080.05
 1997............             30,464.43                         57,355.39               12,068.77   63,779.35  59,371.33
 1998............ $ 9,370.58  38,415.98 $ 9,872.58 $ 9,902.47   72,323.47  $ 9,859.59   12,717.80   84,858.34  68,970.34
 1999............   9,155.90  45,646.19  12,319.22  12,130.72   84,289.08   11,554.99   13,024.67  131,315.60  75,447.05
 2000............  10,106.95  40,694.18  10,359.16  11,530.01   77,795.20   14,806.04   12,988.60  134,989.11  80,126.99
                     AMERICAN
                   FUNDS GLOBAL    PUTNAM
                       SMALL      LARGE CAP
                   CAPITALIZATION  GROWTH
                  --------------- ---------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............   $ 9,478.10
 1999............    18,423.95
 2000............    15,101.75    $6,778.39

                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)

                                               SALOMON
                          BACK BAY BACK BAY   BROTHERS     SALOMON                                 HARRIS
                          ADVISORS ADVISORS   STRATEGIC    BROTHERS              ALGER    DAVIS   OAKMARK
                           MONEY     BOND       BOND         U.S.                EQUITY  VENTURE  MID CAP
                           MARKET   INCOME  OPPORTUNITIES GOVERNMENT BALANCED(2) GROWTH   VALUE   VALUE(3)
                          -------- -------- ------------- ---------- ----------- ------  -------  --------
As of December 31:
 1983...................     2.59%    3.39%
 1984...................     8.94    10.78
 1985...................     6.54    16.89
 1986...................     5.12    13.07
 1987...................     4.85     0.69
 1988...................     5.84     6.71
 1989...................     7.57    10.61
 1990...................     6.53     6.46
 1991...................     4.60    16.21
 1992...................     2.22     6.59
 1993...................     1.41    10.97                                                          13.70%
 1994...................     2.40    -4.77      -1.61%       0.38%      -0.32%    -3.05%  -3.71%    -1.88
 1995...................     4.11    19.45      17.47       13.18       22.81     46.40   37.10     28.29
 1996...................     3.54     3.09      12.55        1.65       15.08     11.43   23.90     15.80
 1997...................     3.77     9.30       9.35        6.75       14.40     23.75   31.52     15.54
 1998...................     3.70     7.49       0.45        5.92        7.45     45.62   12.73     -6.86
 1999...................     3.41    -1.88      -0.13       -1.40       -6.51     32.21   15.81     -1.15
 2000...................     4.66     6.61       5.57        8.74        3.41     14.91    7.92     18.63
Cumulative Return.......   121.89   279.42      50.65       40.01       56.39    220.64  203.07    109.17
Annual Effective Rate of
 Return.................     4.71     8.00       6.87        5.61        7.52     20.81   19.71     10.10

                                                                                               LEHMAN
                     LOOMIS                           WESTPEAK                                BROTHERS              MORGAN
                     SAYLES       MFS        MFS       GROWTH      PUTNAM                     AGGREGATE  METLIFE   STANLEY
                     SMALL     INVESTORS   RESEARCH     AND     INTERNATIONAL      JANUS        BOND      STOCK      EAFE
                      CAP        TRUST     MANAGERS    INCOME     STOCK(4)        MID CAP       INDEX     INDEX     INDEX
                  ------------ --------- ------------ --------  ------------- --------------- --------- ---------- --------
As of Decem-
 ber 31:
1983............
1984............
1985............
1986............
1987............
1988............
1989............
1990............                                                                                             0.82%
1991............                                                                                            27.41
1992............                                                                                             5.45
1993............                                         13.21%                                              7.61
1994............      -4.09%                             -2.80       2.38%                                  -0.65
1995............      26.75                              34.31       4.50                                   34.47
1996............      28.64                              16.28       4.95                                   20.52
1997............      22.94                              31.47      -2.88          26.55%                   29.88
1998............      -3.15                              22.64       5.55          34.70         0.07%      26.08      5.46%
1999............      29.77       1.92%     18.72%        7.78      22.65         119.03        -3.28       18.81     22.65
2000............       3.72       1.77       5.15         6.51     -11.61         -32.37         9.36      -10.84    -16.03
Cumulative Re-
 turn...........     150.61       0.12      12.60       179.19      24.77         152.49         5.87      307.14      8.51
Annual Effective
 Rate of
 Return.........      14.78       0.07       7.37        14.33       3.66          27.36         2.78       14.07      4.00
                  RUSSELL 2000
                     INDEX
                  ------------
As of Decem-
 ber 31:
1983............
1984............
1985............
1986............
1987............
1988............
1989............
1990............
1991............
1992............
1993............
1994............
1995............
1996............
1997............
1998............       5.79%
1999............      20.49
2000............      -5.50
Cumulative Re-
 turn...........      20.33
Annual Effective
 Rate of
 Return.........       9.29
                               NEUBERGER
                  STATE STREET  BERMAN                                           AMERICAN
                    RESEARCH    PARTNERS LORD ABBETT  AMERICAN    AMERICAN     FUNDS GLOBAL    PUTNAM   DOW JONES  S&P 500
                   INVESTMENT   MID CAP      BOND      FUNDS    FUNDS GROWTH-      SMALL      LARGE CAP INDUSTRIAL  STOCK
                     TRUST       VALUE   DEBENTURE(5)  GROWTH      INCOME      CAPITALIZATION  GROWTH   AVERAGE(6) INDEX(7)
                  ------------ --------- ------------ --------  ------------- --------------- --------- ---------- --------
As of Decem-
 ber 31:
1983............      -3.49%                                                                                 5.11%     1.79%
1984............      -1.38                               0.42%      7.41%                                   1.35      6.27
1985............      32.31                              17.55      34.40                                   33.62     31.73
1986............       8.29                              27.66      19.65                                   27.25     18.66
1987............       5.29                               5.89      -1.44                                    5.55      5.25
1988............       8.62                              12.25      12.02                                   16.21     16.61
1989............      29.87                              28.52      22.85                                   32.24     31.69
1990............      -7.02                              -6.32      -4.55                                   -0.54     -3.10
1991............      30.75                              30.63      21.58                                   24.25     30.47
1992............       9.65                               8.61       5.79                                    7.40      7.62
1993............      12.47                              14.05      10.08                                   16.97     10.08
1994............      -4.87                              -1.44       0.08                                    5.02      1.32
1995............      30.89                              30.69      30.41                                   36.94     37.58
1996............      20.13                 11.78%       11.19      16.44                                   28.91     22.96
1997............      26.28                 13.51        27.66      23.47                                   24.91     33.36
1998............      26.09       5.29%      4.33        33.04      16.16           1.38%                   18.14     28.52
1999............      16.54      15.47      -1.56        54.73       9.39          87.85                    27.21     21.04
2000............      -7.70      25.92       1.01         2.80       6.20         -17.97       -27.65%      -4.51     -9.11
Cumulative Re-
 turn...........     678.10      53.09      33.09     1,250.17     701.54          56.22       -27.65    1,414.13  1,223.41
Annual Effective
 Rate of
 Return.........      12.44      22.69       6.31        16.66      13.11          18.19       -38.38       16.97     16.97
                     LEHMAN
                  INTERMEDIATE
                  GOVERNMENT/
                     CREDIT    CONSUMER
                      BOND      PRICE
                    INDEX(8)   INDEX(9)
                  ------------ --------
As of Decem-
 ber 31:
1983............       4.51%     1.07%
1984............      14.37      3.95
1985............      18.06      3.77
1986............      13.13      1.13
1987............       3.66      4.41
1988............       6.67      4.42
1989............      12.77      4.65
1990............       9.16      6.11
1991............      14.62      3.06
1992............       7.17      2.90
1993............       8.79      2.75
1994............      -1.93      2.67
1995............      15.33      2.54
1996............       4.05      3.32
1997............       7.87      1.83
1998............       8.44      1.61
1999............      -2.15      2.68
2000............      10.12      3.39
Cumulative Re-
 turn...........     341.86     73.65
Annual Effective
 Rate of
 Return.........       8.95      3.24

                 ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)

                                               SALOMON                                                      HARRIS  LOOMIS
                     BACK BAY    BACK BAY      BROTHERS                                   ALGER    DAVIS   OAKMARK  SAYLES
                     ADVISORS    ADVISORS   STRATEGIC BOND SALOMON BROTHERS              EQUITY   VENTURE  MID CAP   SMALL
                   MONEY MARKET BOND INCOME OPPORTUNITIES  U.S. GOVERNMENT  BALANCED(2)  GROWTH    VALUE   VALUE(3)   CAP
                   ------------ ----------- -------------- ---------------- ----------- --------- -------  -------- -------
As of Decem-
 ber 31:
 1983............      -4.00%      -3.24%
 1984............      10.05       12.07
 1985............       7.86       18.76
 1986............       6.22       14.36
 1987............       5.85        1.39
 1988............       6.76        7.52
 1989............       8.42       11.37
 1990............       7.25        7.05
 1991............       4.60       16.22
 1992............       2.22        6.59
 1993............       1.41       10.98                                                                      6.50%
 1994............       2.41       -4.77         -7.85%          -6.00%        -6.64%     -9.19%   -9.80%    -1.06  -10.28%
 1995............       4.12       19.46         18.86           14.42         24.65      49.64    39.65     30.90   28.61
 1996............       3.55        3.09         14.15            2.68         16.72      12.67    25.84     17.12   31.04
 1997............       3.77        9.30         10.53            7.97         15.68      25.19    33.15     16.56   24.39
 1998............       3.70        7.49          1.19            6.96          8.28      47.10    13.45     -6.44   -2.69
 1999............       3.41       -1.89          0.58           -0.65         -6.04      32.92    16.43     -0.60   30.83
 2000............       4.66        6.62          6.36            9.67          2.83      14.72     8.33     19.33    4.17
Cumulative Re-
 turn............     121.79      279.32         49.60           38.96         55.34     219.59   202.02    108.97  149.43
Annual Effective
 Rate of Return..       4.70        8.00          6.75            5.48          7.41      20.74    19.64     10.09   14.70
                                                                                         LEHMAN
                                               WESTPEAK                                 BROTHERS            MORGAN
                       MFS          MFS         GROWTH          PUTNAM                  AGGREGATE METLIFE  STANLEY  RUSSELL
                    INVESTORS    RESEARCH        AND        INTERNATIONAL    JANUS MID    BOND     STOCK     EAFE    2000
                      TRUST      MANAGERS       INCOME         STOCK(4)         CAP       INDEX    INDEX    INDEX    INDEX
                   ------------ ----------- -------------- ---------------- ----------- --------- -------  -------- -------
As of Decem-
 ber 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............                                                                                  -5.74%
 1991............                                                                                  29.69
 1992............                                                                                   6.55
 1993............                                 6.01%                                             8.68
 1994............                                -1.99           -4.14%                             0.04
 1995............                                37.26            5.49                             35.96
 1996............                                17.57            6.04                             21.28
 1997............                                32.85           -2.01          19.3%              30.46
 1998............                                23.42            6.63         37.65      -6.26%   26.10     -1.24%  -0.94%
 1999............      -4.71%      11.52%         8.20           24.16        124.17      -2.35    18.82     24.88   22.60
 2000............      -0.81       -4.59          6.20          -11.06        -32.56      10.39   -10.85    -15.91   -4.95
Cumulative Re-
 turn............      -5.48        6.40        178.99           23.72        148.24       1.07   306.94      3.59   15.30
Annual Effective
 Rate of Return..      -3.32        3.79         14.32            3.51         26.79       0.51    14.06      1.71    7.08

                   STATE STREET                                             AMERICAN    AMERICAN     PUTNAM
                     RESEARCH      NEUBERGER                      AMERICAN   FUNDS    FUNDS GLOBAL   LARGE   DOW JONES  S&P 500
                    INVESTMENT  BERMAN PARTNERS    LORD ABBETT     FUNDS    GROWTH-       SMALL       CAP    INDUSTRIAL  STOCK
                      TRUST      MID CAP VALUE  BOND DEBENTURE(5)  GROWTH    INCOME   CAPITALIZATION GROWTH  AVERAGE(6) INDEX(7)
                   ------------ --------------- ----------------- --------  -------- --------------- ------  ---------- --------
As of Decem-
 ber 31:
 1983............      -9.69%                                                                                     5.11%     1.79%
 1984............      -0.51                                          6.18%    0.31%                              1.35      6.27
 1985............      34.43                                         19.14    37.65                              33.62     31.73
 1986............       9.47                                         30.11    21.27                              27.25     18.66
 1987............       6.22                                          6.79    -0.89                               5.55      5.25
 1988............       9.53                                         13.23    12.93                              16.21     16.61
 1989............      30.93                                         29.62    23.79                              32.24     31.69
 1990............      -6.56                                         -5.94    -4.17                              -0.54     -3.10
 1991............      30.78                                         31.28    22.15                              24.25     30.47
 1992............       9.66                                          8.62     5.79                               7.40      7.62
 1993............      12.48                                         14.06    10.09                              16.97     10.08
 1994............      -4.87                                         -1.44     0.08                               5.02      1.32
 1995............      30.91                                         30.71    30.44                              36.94     37.58
 1996............      20.13                           4.58%         11.19    16.45                              28.91     22.96
 1997............      26.29                          15.40          27.68    23.48                              24.91     33.36
 1998............      26.10          -1.4%            5.38          33.05    16.17       -5.22%                 18.14     28.52
 1999............      16.54         17.20             2.41          54.75     9.39       94.38                  27.21     21.04
 2000............      -7.70         28.14            -0.28           2.80     6.20      -18.03      -32.22%     -4.51     -9.11
Cumulative Re-
 turn............     677.95         48.06            29.89       1,249.89   701.27       51.02      -32.22   1,414.13  1,223.41
Annual Effective
 Rate of Return..      12.44         20.74             5.76          16.66    13.11       16.70      -44.10      16.97     16.07
                      LEHMAN
                   INTERMEDIATE
                   GOVERNMENT/
                      CREDIT    CONSUMER
                       BOND      PRICE
                     INDEX(8)   INDEX(9)
                   ------------ --------
As of Decem-
 ber 31:
 1983............       4.51%     1.07%
 1984............      14.37      3.95
 1985............      18.06      3.77
 1986............      13.13      1.13
 1987............       3.66      4.41
 1988............       6.67      4.42
 1989............      12.77      4.65
 1990............       9.16      6.11
 1991............      14.62      3.06
 1992............       7.17      2.90
 1993............       8.79      2.75
 1994............      -1.93      2.67
 1995............      15.33      2.54
 1996............       4.05      3.32
 1997............       7.87      1.83
 1998............       8.44      1.61
 1999............      -2.15      2.68
 2000............      10.12      3.39
Cumulative Re-
 turn............     341.86     73.65
Annual Effective
 Rate of Return..       8.95      3.24

--------
NOTES:

(1) The Contract Values, Surrender Values, and Annual Percentage Change figures assume reinvestment of dividends and capital gain distributions. The Contract Values are net of all deductions and expenses other than any applicable Contingent Deferred Sales Charge or premium tax charge. Each Surrender Value equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge, but does not reflect a deduction for the premium tax charge. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.") 1983 figures for Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series are from September 1, 1983 through December 31, 1983; 1994 figures for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series are from November 1, 1994 through December 31, 1994; 1993 figures for Harris Oakmark Mid Cap Value are from May 1, 1993 through December 31, 1993; 1994 figures for Loomis Sayles Small Cap Series are from May 2, 1994 through December 31, 1994; 1999 figures for MFS Investors Trust Series and MFS Research Managers are from May 1, 1999 through December 31, 1999; 1993 figures for Westpeak Growth and Income Series are from May 1, 1993 through December 31, 1993; 1998 figures for Lehman Brothers Aggregate Bond Index Portfolio are from December 1, 1998 through December 31, 1998; 1997 figures for Janus Mid Cap Portfolio are from March 3, 1997 through December 31, 1997; 1990 figures for MetLife Stock Index Portfolio are from May 1, 1990 through December 31, 1990; 1998 figures for Neuberger Berman Partners Mid Cap Value Portfolio are from December 1, 1998 through December 31, 1998; 2000 figures for Putnam Large Cap Growth Portfolio are from May 1, 2000 through December 31, 2000; 1998 figures for Morgan Stanley EAFE Index Portfolio are from December 1, 1998 through December 31, 1998; 1994 figures for Putnam International Stock Portfolio are from November 1, 1994 through December 31, 1994 (see footnote 4); 1998 figures for Russell 2000 Index Portfolio are from December 1, 1998 through December 31, 1998; and 1983 figures for State Street Research Investment Trust Portfolio are from July 1, 1983 through December 31, 1983; 1996 figures for Lord Abbett Bond Debenture Portfolio are from May 1, 1996 through December 31, 1996; and 1984 figures for American Funds Growth Fund and American Funds Growth-Income Fund are from March 1, 1984 through December 31, 1984; and 1998 figures for American Funds Global Small Capitalization Fund are from May 1, 1998 through December 31, 1998.
(2) Wellington Management Company, LLP became the subadviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as subadviser.
(3) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.
(4) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

(5) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The peerformance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

(6) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(7) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(8) The Lehman Intermediate Government/Credit Bond Index is a subset of the Lehman Government/Credit Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.

(9) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $250 monthly investment under a Contract in each of the Eligible Funds if purchase payments had been made on the first day of each month starting with
(i) for the following Series of the Zenith Fund: September 1, 1983 for Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series; November 1, 1994 for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series; May 1, 1993 for Harris Oakmark Mid Cap Value Series; May 2, 1994 for Loomis Sayles Small Cap Series; May 1, 1999 for MFS Investors Trust Series and MFS Research Managers; and May 1, 1993 for Westpeak Growth and Income Series; (ii) for the following Portfolios of the Metropolitan Series Fund: December 1, 1998 for Lehman Brothers Aggregate Bond Index Portfolio; March 3, 1997 for Janus Mid Cap Portfolio; May 1, 1990 for MetLife Stock Index Portfolio; December 1, 1998 for Neuberger Berman Partners Mid Cap Value Portfolio; May 1, 2000 for Putnam Large Cap Growth Portfolio; December 1, 1998 for Morgan Stanley EAFE Index Portfolio; November 1, 1994 for Putnam International Stock Portfolio (performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); December 1, 1998 for Russell 2000 Index Portfolio; and July 1, 1983 for State Street Research Investment Trust Portfolio (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); (iii) for the following Portfolio of Met Investors Series: May 1, 1996 for Lord Abbett Bond Debenture Portfolio; and (iv) for the following Funds of the American Funds: March 1, 1984 for American Funds Growth Fund and American Funds Growth-Income Fund; and May 1, 1998 for American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender, and only Surrender Values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of Units under the Contract is reduced on each Contract anniversary to reflect the $30 Administration Contract Charge, in the same manner as described in the illustrations of Average Annual Total Return. The Contract Value and the Surrender Value are calculated according to the methods described in the preceding examples. The Annual Effective Rate of Return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and Surrender Value illustrated on December 31, 2000. The Annual Effective Rate of Return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the Contract Value or Surrender Value on the ending date of the illustration.

                               INVESTMENT RESULTS

                                                                 CONTRACT VALUE
                          ---------------------------------------------------------------------------------------------------
                                                                   SALOMON     SALOMON
                           CUMU-   BACK BAY    BACK BAY    CUMU-   BROTHERS    BROTHERS
                          LATIVE   ADVISORS    ADVISORS   LATIVE     BOND        U.S.                    ALGER       DAVIS
                           PAY-     MONEY        BOND      PAY-     OPPOR-     GOVERN-                   EQUITY     VENTURE
                           MENTS    MARKET      INCOME     MENTS   TUNITIES      MENT     BALANCED(1)    GROWTH      VALUE
                          ------- ----------  ----------  ------- ----------  ----------  -----------  ----------  ----------
 As of December 31:
 1983...................  $ 1,000 $ 1,016.10  $ 1,012.82
 1984...................    4,000   4,230.31    4,349.17
 1985...................    7,000   7,594.48    8,365.14
 1986...................   10,000  11,052.43   12,621.63
 1987...................   13,000  14,672.07   15,732.03
 1988...................   16,000  18,635.16   19,860.86
 1989...................   19,000  23,179.99   25,137.16
 1990...................   22,000  27,818.23   29,936.01
 1991...................   25,000  32,191.38   38,128.97
 1992...................   28,000  35,969.10   43,796.87
 1993...................   31,000  39,536.81   51,743.14
 1994...................   34,000  43,574.89   52,263.51  $   500 $   492.22  $   502.43  $   502.23   $   497.71  $   494.93
 1995...................   37,000  48,480.34   65,744.71    3,500   3,815.40    3,736.04    3,906.01     4,223.53    4,127.35
 1996...................   40,000  53,307.79   70,935.93    6,500   7,482.81    6,854.02    7,782.17     7,869.16    8,539.41
 1997...................   43,000  58,434.53   80,749.76    9,500  11,325.33   10,435.60   12,123.84    13,012.63   14,643.35
 1998...................   46,000  63,717.69   89,965.21   12,500  14,362.94   14,142.16   16,162.67    22,743.04   19,779.51
 1999...................   49,000  69,014.25   91,308.79   15,500  17,374.72   16,943.57   17,979.00    33,673.43   26,171.87
 2000...................   52,000  75,378.12  100,537.87   18,500  21,477.34   21,618.08   20,319.63    31,193.87   31,309.20
 Annual Effective Rate
 of Return..............                4.11%       7.14%               4.77%       4.99%       3.00%       16.77%      16.89%
                                                                 CONTRACT VALUE
                          ---------------------------------------------------------------------------------------------------
                                    HARRIS
                           CUMU-   OAKMARK     WESTPEAK    CUMU-                PUTNAM       CUMU-
                          LATIVE-    MID        GROWTH    LATIVE    LOOMIS      INTER-      LATIVE        MFS         MFS
                           PAY-      CAP         AND       PAY-     SAYLES     NATIONAL      PAY-      INVESTORS    RESEARCH
                           MENTS   VALUE(2)     INCOME     MENTS  SMALL CAP    STOCK(3)      MENTS       TRUST      MANAGERS
                          ------- ----------  ----------  ------- ----------  ----------  -----------  ----------  ----------
 As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................  $ 2,000 $ 2,122.25  $ 2,120.94
 1994...................    5,000   5,100.04    5,051.82  $ 2,000 $ 1,956.63  $   511.41
 1995...................    8,000   9,880.99   10,265.42    5,000   5,897.75    3,638.51
 1996...................   11,000  14,643.89   15,252.30    8,000  11,030.05    6,861.95
 1997...................   14,000  20,152.48   23,498.65   11,000  16,920.50    9,556.93
 1998...................   17,000  21,610.05   32,195.22   14,000  19,417.77   13,044.17
 1999...................   20,000  24,287.55   37,826.06   17,000  29,151.74   19,525.71  $    2,000   $ 2,086.38  $ 2,329.77
 2000...................   23,000  32,263.08   38,254.15   20,000  33,158.86   20,109.38       5,000     4,998.06    4,927.95
 Annual Effective Rate
 of Return..............                8.65%      12.97%              14.94%       2.67%                   -0.04%      -1.64%

                                                              CONTRACT VALUE
                   -----------------------------------------------------------------------------------------------------------
                                                                 LEHMAN
                   CUMU-              CUMU-              CUMU-  BROTHERS    CUMU-             CUMU-   MORGAN
                   LATIVE  PUTNAM    LATIVE              LATIVE AGGREGATE  LATIVE   METLIFE   LATIVE  STANLEY    RUSSELL
                    PAY-  LARGE CAP   PAY-     JANUS      PAY-    BOND      PAY-     STOCK     PAY-    EAFE       2000
                   MENTS   GROWTH     MENTS   MID CAP    MENTS    INDEX     MENTS    INDEX    MENTS    INDEX      INDEX
                   ------ ---------  ------- ----------  ------ ---------  ------- ---------  ------ ---------  ---------
 As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............                                                          $ 2,000 $1,997.23
 1991............                                                            5,000  5,881.06
 1992............                                                            8,000  9,345.05
 1993............                                                           11,000 13,157.60
 1994............                                                           14,000 16,076.51
 1995............                                                           17,000 25,115.27
 1996............                                                           20,000 33,626.34
 1997............                    $ 2,500 $ 2,880.09                     23,000 47,087.37
 1998............                      5,500   7,668.38  $  250 $  250.08   26,000 62,842.66  $ 250  $  263.58  $  264.38
 1999............                      8,500  22,034.49   3,250  3,182.88   29,000 78,040.18  3,250   3,842.34   3,840.34
 2000............  $2,000 $1,543.79   11,500  17,034.71   6,250  6,654.64   32,000 72,343.67  6,250   5,939.70   6,424.04
 Annual Effective
 Rate of Return..            -51.09%              20.86%             5.90%             14.54%            -4.62%      2.56%


                                                                              CONTRACT VALUE
                   -------------------------------------------------------------------------------------------------------
                    CUMU-  STATE STREET CUMU-                   CUMU-                CUMU-               AMERICAN   CUMU-
                   LATIVE    RESEARCH   LATIVE    NEUBERGER    LATIVE  LORD ABBETT  LATIVE   AMERICAN     FUNDS     LATIVE
                    PAY-    INVESTMENT   PAY-  BERMAN PARTNERS  PAY-       BOND      PAY-     FUNDS      GROWTH-     PAY-
                    MENTS     TRUST     MENTS   MID CAP VALUE   MENTS  DEBENTURE(4)  MENTS    GROWTH      INCOME    MENTS
                   ------- ------------ ------ --------------- ------- ------------ ------- ----------  ----------  ------
 As of December 31:
 1983............  $ 1,500  $ 1,482.40
 1984............    4,500    4,525.32                                              $ 2,750 $ 2,797.36  $ 2,942.43
 1985............    7,500    9,430.84                                                5,750   6,578.84    7,488.06
 1986............   10,500   13,229.03                                                8,750  11,630.81   12,072.34
 1987............   13,500   16,622.99                                               11,750  14,949.14   14,528.05
 1988............   16,500   21,182.97                                               14,750  19,883.24   19,374.63
 1989............   19,500   30,820.01                                               17,750  28,822.57   27,056.61
 1990............   22,500   31,535.59                                               20,750  29,932.76   28,831.39
 1991............   25,500   44,732.87                                               23,750  42,471.55   38,343.84
 1992............   28,500   52,361.41                                               26,750  49,397.11   43,710.61
 1993............   31,500   62,105.70                                               29,750  59,602.75   51,293.64
 1994............   34,500   62,018.68                                               32,750  61,765.10   54,357.45
 1995............   37,500   84,659.83                                               35,750  84,107.17   74,346.41
 1996............   40,500  105,049.11                         $ 2,000  $ 2,141.87   38,750  96,762.34   89,867.81
 1997............   43,500  136,023.76                           5,000    5,628.68   41,750 126,983.03  114,318.01
 1998............   46,500  174,968.13  $  250    $ 263.23       8,000    8,914.02   44,750 172,633.67  136,118.36  $2,000
 1999............   49,500  207,287.46   3,250    3,536.17      11,000   12,094.56   47,750 271,185.84  152,037.68   5,000
 2000............   52,500  194,070.87   6,250    7,907.01      14,000   14,934.20   50,750 281,584.00  164,630.44   8,000
 Annual
 Effective
         Rate of Return..                13.47%              23.34%                   2.73%              17.99%      12.66%
                      AMERICAN
                    FUNDS GLOBAL
                        SMALL
                    CAPITALIZATION
                   ---------------
 As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............     $2,302.42
 1999............      8,819.06
 2000............      9,649.49
 Annual
 Effective
 Rate of Return..         14.18%

                                                                 SURRENDER VALUE
                         -----------------------------------------------------------------------------------------------------
                          CUMU-   BACK BAY    BACK BAY    CUMU-     SALOMON     SALOMON
                         LATIVE   ADVISORS    ADVISORS   LATIVE    BROTHERS     BROTHERS                  ALGER       DAVIS
                          PAY-     MONEY        BOND      PAY-       BOND         U.S.                    EQUITY     VENTURE
                          MENTS    MARKET      INCOME     MENTS  OPPORTUNITIES GOVERNMENT  BALANCED(1)    GROWTH      VALUE
                         ------- ----------  ----------  ------- ------------- ----------  -----------  ----------  ----------
 As of December 31:
 1983..................  $ 1,000 $   936.73  $   933.67
 1984..................    4,000   3,957.75    4,069.17
 1985..................    7,000   7,149.73    7,915.14
 1986..................   10,000  10,462.43   12,031.63
 1987..................   13,000  13,972.07   15,032.03
 1988..................   16,000  17,855.16   19,080.86
 1989..................   19,000  22,349.99   24,307.16
 1990..................   22,000  26,968.23   29,086.01
 1991..................   25,000  31,341.38   37,278.97
 1992..................   28,000  35,119.10   42,946.87
 1993..................   31,000  38,686.81   50,893.14
 1994..................   34,000  42,724.89   51,413.51  $   500  $   454.51   $   464.01  $   463.83   $   459.62  $   457.04
 1995..................   37,000  47,630.34   64,894.71    3,500    3,572.58     3,498.43    3,661.01     3,978.53    3,882.35
 1996..................   40,000  52,457.79   70,085.93    6,500    7,062.81     6,455.26    7,362.17     7,449.16    8,119.41
 1997..................   43,000  57,584.53   79,899.76    9,500   10,760.33     9,875.72   11,558.84    12,447.63   14,078.35
 1998..................   46,000  62,867.69   89,115.21   12,500   13,682.94    13,462.16   15,482.69    22,063.04   19,099.51
 1999..................   49,000  68,164.25   90,458.79   15,500   16,609.72    16,194.70   17,214.00    32,908.43   25,406.87
 2000..................   52,000  74,528.12   99,687.87   18,500   20,657.34    20,798.08   19,514.77    30,373.87   30,489.20
 Annual Effective Rate
  of Return............                3.99%       7.05%                3.53%        3.75%       1.71%       15.91%      16.04%

                                                                 SURRENDER VALUE
                          -------------------------------------------------------------------------------------------------
                           CUMU-    HARRIS                 CUMU-    LOOMIS
                          LATIVE   OAKMARK     WESTPEAK   LATIVE    SAYLES       PUTNAM                   MFS        MFS
                           PAY-    MID CAP      GROWTH     PAY-     SMALL     INTERNATIONAL CUMULATIVE INVESTORS  RESEARCH
                           MENTS   VALUE(2)   AND INCOME   MENTS     CAP        STOCK (3)    PAYMENTS    TRUST    MANAGERS
                          ------- ----------  ----------  ------- ----------  ------------- ---------- ---------  ---------
 As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................  $ 2,000 $ 1,962.25  $ 1,960.94
 1994...................    5,000   4,765.49    4,720.67  $ 2,000 $ 1,803.92   $   472.36
 1995...................    8,000   9,370.99    9,755.42    5,000   5,550.25     3,406.14
 1996...................   11,000  14,003.89   14,612.30    8,000  10,522.55     6,462.04
 1997...................   14,000  19,412.48   22,758.65   11,000  16,283.00     9,054.53
 1998...................   17,000  20,800.05   31,385.22   14,000  19,400.27    12,411.63
 1999...................   20,000  23,437.55   36,976.06   17,000  28,344.24    18,760.71     $2,000   $1,926.38  $2,169.77
 2000...................   23,000  31,403.08   37,394.15   20,000  32,259.91    19,315.70      5,000    4,671.40   4,609.01
 Annual Effective Rate
  of Return.............                7.97%      12.39%              14.13%        1.38%                 -7.56%     -9.00%

                                                                     SURRENDER VALUE
                   ---------------------------------------------------------------------------------------------------------------
                                                                            LEHMAN
                               PUTNAM                                      BROTHERS                                      MORGAN
                                LARGE                 JANUS                AGGREGATE              METLIFE                STANLEY
                   CUMULATIVE    GAP     CUMULATIVE    MID      CUMULATIVE   BOND     CUMULATIVE   STOCK     CUMULATIVE   EAFE
                    PAYMENTS   GROWTH     PAYMENTS     CAP       PAYMENTS    INDEX     PAYMENTS    INDEX      PAYMENTS    INDEX
                   ---------- ---------  ---------- ----------  ---------- ---------  ---------- ----------  ---------- ---------
 As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............                                                                      $ 2,000   $ 1,839.18
 1991............                                                                        5,000     5,531.06
 1992............                                                                        8,000     8,835.05
 1993............                                                                       11,000    12,517.60
 1994............                                                                       14,000    15,336.51
 1995............                                                                       17,000    24,305.27
 1996............                                                                       20,000    32,776.34
 1997............                         $ 2,500   $ 2,680.09                          23,000    46,227.37
 1998............                           5,500     7,283.38    $  250   $  231.83    26,000    61,982.66    $  250   $  244.38
 1999............                           8,500    21,494.49     3,250       2,982    29,000    77,180.18     3,250    3,614.84
 2000............    $2,000   $1,417.48    11,500    16,369.71     6,250    6,266.97    32,000    71,483.67     6,250    5,597.19
 Annual Effective
  Rate of Return.                -61.83%                 18.67%                 0.26%                 14.34%                -9.84%
                    RUSSELL
                     2000
                     INDEX
                   ----------
 As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............  $  245.12
 1999............   3,612.84
 2000............   6,049.32
 Annual Effective
  Rate of Return.      -2.99%

                                                                      SURRENDER VALUE
                   --------------------------------------------------------------------------------------------------------
                    CUMU-  STATE STREET CUMU-                   CUMU-                CUMU-               AMERICAN    CUMU-
                   LATIVE    RESEARCH   LATIVE    NEUBERGER    LATIVE  LORD ABBETT  LATIVE   AMERICAN      FUNDS     LATIVE
                    PAY-    INVESTMENT   PAY-  BERMAN PARTNERS  PAY-       BOND      PAY-     FUNDS       GROWTH-     PAY-
                    MENTS     TRUST     MENTS   MID CAP VALUE   MENTS  DEBENTURE(4)  MENTS    GROWTH      INCOME     MENTS
                   ------- ------------ ------ --------------- ------- ------------ ------- ----------  -----------  ------
 As of December 31:
 1983............  $ 1,500  $ 1,365.39
 1984............    4,500    4,229.65                                              $ 2,750 $ 2,577.36  $  2,722.43
 1985............    7,500    8,950.84                                                5,750   6,176.34     7,085.56
 1986............   10,500   12,614.03                                                8,750  11,075.81    11,517.34
 1987............   13,500   15,902.99                                               11,750  14,271.64    13,850.55
 1988............   16,500   20,387.97                                               14,750  19,113.24    18,604.63
 1989............   19,500   29,980.01                                               17,750  27,990.07    26,224.11
 1990............   22,500   30,680.59                                               20,750  29,067.76    27,966.39
 1991............   25,500   43,877.87                                               23,750  41,604.05    37,476.34
 1992............   28,500   51,506.41                                               26,750  48,529.61    42,843.11
 1993............   31,500   61,250.70                                               29,750  58,735.25    50,426.14
 1994............   34,500   61,163.68                                               32,750  60,897.60    53,489.95
 1995............   37,500   83,804.83                                               35,750  83,239.67    73,478.91
 1996............   40,500  104,194.11                         $ 2,000  $ 1,981.87   38,750  95,894.84    89,000.31
 1997............   43,500  135,168.76                           5,000    5,278.68   41,750 126,115.53   113,450.51
 1998............   46,500  174,113.13  $ 500     $ 244.05       8,000    8,404.02   44,750 171,766.17   135,250.86  $2,000
 1999............   49,500  206,432.46  3,500     3,311.28      11,000   11,454.56   47,750 270,318.34   151,170.18   5,000
 2000............   52,500  193,215.87  6,500     7,502.01      14,000   14,222.14   50,750 280,716.50   163,762.94   8,000
 Annual Effective
  Rate of Return.                13.43%              17.82%                   0.66%              17.96%       12.60%
                      AMERICAN
                    FUNDS GLOBAL
                        SMALL
                    CAPITALIZATION
                   ---------------
 As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............     $2,142.42
 1999............      8,469.06
 2000............      9,139.49
 Annual Effective
  Rate of Return.          9.95%

--------
(1) Wellington Management Company LLP became the sub-adviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as sub-adviser.
(2) Harris Associates L.P. became the sub-adviser on May 1, 2000. Prior to that time, other entities served as sub-adviser.
(3) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

(4) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

  As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the Percentage Change in Unit Value information and Annual Effective Rate of Return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

BACK BAY ADVISORS MONEY MARKET SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      August 26, 1983.......................................   1.000000
      December 31, 1983.....................................   1.027165    2.7%
      December 31, 1984.....................................   1.122053    9.2%
      December 31, 1985.....................................   1.198477    6.8%
      December 31, 1986.....................................   1.262853    5.4%
      December 31, 1987.....................................   1.327245    5.1%
      December 31, 1988.....................................   1.407892    6.1%
      December 31, 1989.....................................   1.517621    7.8%
      December 31, 1990.....................................   1.619846    6.7%
      December 31, 1991.....................................   1.697425    4.8%
      December 31, 1992.....................................   1.738206    2.4%
      December 31, 1993.....................................   1.765866    1.6%
      December 31, 1994.....................................   1.811432    2.6%
      December 31, 1995.....................................   1.889065    4.3%
      December 31, 1996.....................................   1.959126    3.7%
      December 31, 1997.....................................   2.036045    3.9%
      December 31, 1998.....................................   2.114493    3.9%
      December 31, 1999.....................................   2.189734    3.6%
      December 31, 2000.....................................   2.294889    4.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      17 years, 4 months ended December 31, 2000.............  129.5%    4.9%
      10 years ended December 31, 2000.......................   41.7%    3.5%
      5 years ended December 31, 2000........................   21.5%    4.0%
      1 year ended December 31, 2000.........................    4.8%    4.8%

BACK BAY ADVISORS BOND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      August 26, 1983.......................................   1.000000
      December 31, 1983.....................................   1.027196     2.7%
      December 31, 1984.....................................   1.141109    11.1%
      December 31, 1985.....................................   1.337005    17.2%
      December 31, 1986.....................................   1.514752    13.3%
      December 31, 1987.....................................   1.528314     0.9%
      December 31, 1988.....................................   1.633970     6.9%
      December 31, 1989.....................................   1.810362    10.8%
      December 31, 1990.....................................   1.930406     6.6%
      December 31, 1991.....................................   2.246568    16.4%
      December 31, 1992.....................................   2.397657     6.7%
      December 31, 1993.....................................   2.663825    11.1%
      December 31, 1994.....................................   2.539801    -4.7%
      December 31, 1995.....................................   3.037039    19.6%
      December 31, 1996.....................................   3.134109     3.2%
      December 31, 1997.....................................   3.428788     9.4%
      December 31, 1998.....................................   3.688741     7.6%
      December 31, 1999.....................................   3.622325    -1.8%
      December 31, 2000.....................................   3.865022     6.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      17 years, 4 months ended December 31, 2000.............  286.5%    8.1%
      10 years ended December 31, 2000.......................  100.2%    7.2%
      5 years ended December 31, 2000........................   27.3%    4.9%
      1 year ended December 31, 2000.........................    6.7%    6.7%

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   0.983850    -1.6%
      December 31, 1995.....................................   1.158823    17.8%
      December 31, 1996.....................................   1.307292    12.8%
      December 31, 1997.....................................   1.432601     9.6%
      December 31, 1998.....................................   1.442191     0.7%
      December 31, 1999.....................................   1.443394     0.1%
      December 31, 2000.....................................    1.52687     5.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............  52.7%     7.1%
      5 years ended December 31, 2000........................  31.8%     5.7%
      1 year ended December 31, 2000.........................   5.8%     5.8%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   1.003770     0.4%
      December 31, 1995.....................................   1.139109    13.5%
      December 31, 1996.....................................   1.160957     1.9%
      December 31, 1997.....................................   1.242399     7.0%
      December 31, 1998.....................................   1.318989     6.2%
      December 31, 1999.....................................   1.303556    -1.2%
      December 31, 2000.....................................   1.420573     9.0%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............  42.1%     5.9%
      5 years ended December 31, 2000........................  24.7%     4.5%
      1 year ended December 31, 2000.........................   9.0%     9.0%

BALANCED SUB-ACCOUNT**

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   0.996791    -0.3%
      December 31, 1995.....................................   1.227281    23.1%
      December 31, 1996.....................................   1.415482    15.3%
      December 31, 1997.....................................   1.622453    14.6%
      December 31, 1998.....................................   1.746518     7.6%
      December 31, 1999.....................................   1.635868    -6.3%
      December 31, 2000.....................................   1.583103    -3.2%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............  58.3%      7.7%
      5 years ended December 31, 2000........................  29.0%      5.2%
      1 year ended December 31, 2000.........................  -3.2%     -3.2%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** Wellington Management Company, LLP became the sub-adviser of the Balanced
   Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as sub-adviser.

ALGER EQUITY GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
      DATE                                                   UNIT VALUE  CHANGE
      ----                                                  ------------ ------
      October 31, 1994.....................................   1.000000
      December 31, 1994....................................   0.955891    -4.4%
      December 31, 1995....................................   1.402375    46.7%
      December 31, 1996....................................   1.565675    11.6%
      December 31, 1997....................................   1.940577    23.9%
      December 31, 1998....................................   2.829403    45.8%
      December 31, 1999....................................   3.744249    32.3%
      December 31, 2000....................................   3.188694   -14.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............  218.9%    20.7%
      5 years ended December 31, 2000........................  127.4%    17.9%
      1 year ended December 31, 2000.........................  -14.8%   -14.8%

DAVIS VENTURE VALUE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   0.962860    -3.7%
      December 31, 1995.....................................   1.323183    37.4%
      December 31, 1996.....................................   1.642613    24.1%
      December 31, 1997.....................................   2.163463    31.7%
      December 31, 1998.....................................   2.442138    12.9%
      December 31, 1999.....................................   2.831476    15.9%
      December 31, 2000.....................................   3.058670     8.0%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............  205.9%    19.9%
      5 years ended December 31, 2000........................  131.2%    18.2%
      1 year ended December 31, 2000.........................    8.0%     8.0%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

HARRIS OAKMARK MID CAP VALUE SUB-ACCOUNT**

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1993........................................   1.000000
      December 31, 1993.....................................   1.137039    13.7%
      December 31, 1994.....................................   1.118794    -1.6%
      December 31, 1995.....................................   1.438865    28.6%
      December 31, 1996.....................................   1.669358    16.0%
      December 31, 1997.....................................   1.932280    15.7%
      December 31, 1998.....................................   1.802285    -6.7%
      December 31, 1999.....................................   1.784358    -0.1%
      December 31, 2000.....................................   2.120229    18.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      7 years, 8 months ended December 31, 2000..............  112.0%    10.3%
      5 years ended December 31, 2000........................   47.4%     8.1%
      1 year ended December 31, 2000.........................   18.8%    18.8%

LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      May 2, 1994...........................................   1.000000
      December 31, 1994.....................................   0.959097    -4.1%
      December 31, 1995.....................................   1.219226    27.1%
      December 31, 1996.....................................   1.571807    28.9%
      December 31, 1997.....................................   1.936137    23.2%
      December 31, 1998.....................................   1.877786    -3.0%
      December 31, 1999.....................................   2.440858    30.0%
      December 31, 2000.....................................   2.534666     3.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 8 months ended December 31, 2000..............  153.5%    15.0%
      5 years ended December 31, 2000........................  107.9%    15.8%
      1 year ended December 31, 2000.........................    3.8%     3.8%

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** Harris Associates L.P. became the sub-adviser on May 1, 2000. Prior to that time, other entities served as subadviser.

MFS INVESTORS TRUST SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1999........................................   1.000000     --
      December 31, 1999.....................................   1.019236     1.9%
      December 31, 2000.....................................   1.004142    -1.5%

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      1 year, 8 months ended December 31, 2000...............    0.4%     0.2%
      1 year ended December 31, 2000.........................   -1.5%    -1.5%

MFS RESEARCH MANAGERS SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1999........................................   1.000000     --
      December 31, 1999.....................................   1.187199    18.7%
      December 31, 2000.....................................   1.128742    -4.9%

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      1 year, 8 months ended December 31, 2000...............   12.9%     7.5%
      1 year ended December 31, 2000.........................   -4.9%    -4.9%

WESTPEAK GROWTH AND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1993........................................   1.000000
      December 31, 1993.....................................   1.132111    13.2%
      December 31, 1994.....................................   1.103489    -2.5%
      December 31, 1995.....................................   1.485762    34.6%
      December 31, 1996.....................................   1.730922    16.5%
      December 31, 1997.....................................   2.279329    31.7%
      December 31, 1998.....................................   2.798615    22.8%
      December 31, 1999.....................................   3.019311     7.9%
      December 31, 2000.....................................   2.825493    -6.4%

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      7 years, 8 months ended December 31, 2000..............  182.5%    14.5%
      5 years ended December 31, 2000........................   90.2%    13.7%
      1 year ended December 31, 2000.........................   -6.4%    -6.4%

LEHMAN BROTHERS AGGREGATE BOND INDEX SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION
                                                              VALUE UNIT    %
      DATE                                                      VALUE     CHANGE
      ----                                                   ------------ ------
      November 9, 1998......................................   1.000000
      December 31, 1998.....................................   1.011513     1.2%
      December 31, 1999.....................................   0.981921    -2.9%
      December 31, 2000.....................................   1.076929     9.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 1 month ended December 31, 2000...............   7.7%      3.5%
      1 year ended December 31, 2000.........................   9.7%      9.7%

JANUS MID CAP SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION
                                                             VALUE UNIT    %
      DATE                                                     VALUE     CHANGE
      ----                                                  ------------ ------
      March 3, 1997........................................   1.000000
      December 31, 1997....................................   1.265477    26.4%
      December 31, 1998....................................   1.708408    35.0%
      December 31, 1999....................................   3.748294   119.4%
      December 31, 2000....................................   2.536363   -32.3%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      3 years, 10 months ended December 31, 2000.............  153.6%    27.5%
      1 year ended December 31, 2000.........................  -32.3%   -32.3%

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

METLIFE STOCK INDEX SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION
                                                             VALUE UNIT    %
      DATE                                                     VALUE     CHANGE
      ----                                                  ------------ ------
      May 1, 1990..........................................   1.000000
      December 31, 1990....................................   1.008198     1.1%
      December 31, 1991....................................   1.287875    27.7%
      December 31, 1992....................................   1.361298     5.7%
      December 31, 1993....................................   1.468128     7.8%
      December 31, 1994....................................   1.461696    -0.4%
      December 31, 1995....................................   1.969234    34.7%
      December 31, 1996....................................   2.376846    20.7%
      December 31, 1997....................................   3.090652    30.0%
      December 31, 1998....................................   3.900149    26.2%
      December 31, 1999....................................   4.637147    18.9%
      December 31, 2000....................................   4.137024   -10.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      10 years, 8 months ended December 31, 2000.............  313.7%     14.2%
      10 years ended December 31, 2000.......................  310.3%     15.2%
      5 years ended December 31, 2000........................  110.1%     16.0%
      1 year ended December 31, 2000.........................  -10.8%    -10.8%

NEUBERGER BERMAN PARTNERS MID CAP VALUE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      November 9, 1998......................................    1.000000
      December 31, 1998.....................................  1.07204672    7.2%
      December 31, 1999.....................................  1.24118141   15.8%
      December 31, 2000.....................................  1.56616902   26.2%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 1 month ended December 31, 2000...............   56.6%    23.3%
      1 year ended December 31, 2000.........................   26.2%    26.2%

PUTNAM LARGE CAP GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
      DATE                                                   UNIT VALUE  CHANGE
      ----                                                  ------------ ------
      May 1, 2000..........................................   1.000000
      December 31, 2000....................................   0.723482   -27.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      8 months ended December 31, 2000.......................  -27.7%    -38.5%

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

MORGAN STANLEY EAFE INDEX SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION
                                                             VALUE UNIT    %
      DATE                                                     VALUE     CHANGE
      ----                                                  ------------ ------
      November 9, 1998.....................................   1.000000
      December 31, 1998....................................   1.078738     7.9%
      December 31, 1999....................................   1.325437    22.9%
      December 31, 2000....................................   1.116174   -15.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 1 month ended December 31, 2000...............   11.6%      5.3%
      1 year ended December 31, 2000.........................  -15.8%    -15.8%

PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT**

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
      DATE                                                   UNIT VALUE  CHANGE
      ----                                                  ------------ ------
      October 31, 1994.....................................   1.000000
      December 31, 1994....................................   1.023745     2.4%
      December 31, 1995....................................   1.073005     4.8%
      December 31, 1996....................................   1.129151     5.2%
      December 31, 1997....................................   1.099535    -2.6%
      December 31, 1998....................................   1.163698     5.8%
      December 31, 1999....................................   1.430688    22.9%
      December 31, 2000....................................   1.493953   -11.3%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      6 years, 2 months ended December 31, 2000..............   49.4%      4.2%
      5 years ended December 31, 2000........................   15.0%      2.8%
      1 year ended December 31, 2000.........................  -11.3%    -11.3%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.


** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

RUSSELL 2000 INDEX SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION
                                                              VALUE UNIT    %
      DATE                                                      VALUE     CHANGE
      ----                                                   ------------ ------
      November 9, 1998......................................   1.000000
      December 31, 1998.....................................   1.052437     5.3%
      December 31, 1999.....................................   1.270522    20.7%
      December 31, 2000.....................................   1.203775    -5.3%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 1 month ended December 31, 2000...............   20.4%     9.0%
      1 year ended December 31, 2000.........................   -5.3%    -5.3%

STATE STREET RESEARCH INVESTMENT TRUST SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
          DATE                                               UNIT VALUE  CHANGE
          ----                                              ------------ ------
      June 24, 1983........................................    1.000000
      December 31, 1983....................................  0.96771994  -3.2%
      December 31, 1984....................................  0.95760840  -1.0%
      December 31, 1985....................................  1.27032379  32.7%
      December 31, 1986....................................  1.37852039   8.5%
      December 31, 1987....................................  1.45404398   5.5%
      December 31, 1988....................................  1.58253990   8.8%
      December 31, 1989....................................  2.05850700  30.1%
      December 31, 1990....................................  1.91664806  -6.9%
      December 31, 1991....................................  2.50969752  30.9%
      December 31, 1992....................................  2.75534603   9.8%
      December 31, 1993....................................  3.10224861  12.6%
      December 31, 1994....................................  2.95427368  -4.8%
      December 31, 1995....................................  3.87040431  31.0%
      December 31, 1996....................................  4.65272793  20.2%
      December 31, 1997....................................  5.87891417  26.4%
      December 31, 1998....................................  7.41596220  26.1%
      December 31, 1999....................................  8.64588041  16.6%
      December 31, 2000....................................  7.98263577  -7.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      17 years, 6 months ended December 31, 2000.............  698.3%    12.6%
      10 years ended December 31, 2000.......................  316.5%    15.3%
      5 years ended December 31, 2000........................  106.2%    15.6%
      1 year ended December 31, 2000.........................   -7.7%    -7.7%

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT**

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
          DATE                                               UNIT VALUE  CHANGE
          ----                                              ------------ ------
      May 1, 1996..........................................    1.000000
      December 31, 1996....................................  1.11784146  11.8%
      December 31, 1997....................................  1.27222827  13.8%
      December 31, 1998....................................  1.33027101   4.6%
      December 31, 1999....................................  1.35406506   1.8%
      December 31, 2000....................................  1.34335247  -0.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 8 months ended December 31, 2000..............  34.3%      6.5%
      1 year ended December 31, 2000.........................  -0.8%     -0.8%


AMERICAN FUNDS GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      February 8, 1984......................................    1.000000
      December 31, 1984.....................................  1.00421169   0.4%
      December 31, 1985.....................................  1.18356089  17.9%
      December 31, 1986.....................................  1.51471549  28.0%
      December 31, 1987.....................................  1.60657016   6.1%
      December 31, 1988.....................................  1.80674770  12.5%
      December 31, 1989.....................................  2.32568531  28.7%
      December 31, 1990.....................................  2.18172253  -6.2%
      December 31, 1991.....................................  2.85356316  30.8%
      December 31, 1992.....................................  3.10244258   8.7%
      December 31, 1993.....................................  3.54161577  14.2%
      December 31, 1994.....................................  3.49358927  -1.4%
      December 31, 1995.....................................  4.58957388  30.8%
      December 31, 1996.....................................  5.08403194  11.3%
      December 31, 1997.....................................  6.49415623  27.7%
      December 31, 1998.....................................  8.64347612  33.1%
      December 31, 1999..................................... 13.37844235  54.8%
      December 31, 2000..................................... 13.75547179   2.9%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      16 years, 10 months ended December 31, 2000............ 1,275.5%   16.8%
      10 years ended December 31, 2000.......................   530.5%   20.2%
      5 years ended December, 31, 2000.......................   201.0%   24.7%
      1 year ended December 31, 2000.........................     2.8%    2.8%

--------

 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.


** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      February 8, 1984......................................    1.000000
      December 31, 1984.....................................  1.07405571   7.4%
      December 31, 1985.....................................  1.44720185  34.7%
      December 31, 1986.....................................  1.73505828  19.9%
      December 31, 1987.....................................  1.71262942  -1.3%
      December 31, 1988.....................................  1.92174834  12.2%
      December 31, 1989.....................................  2.36447514  23.0%
      December 31, 1990.....................................  2.25987513  -4.4%
      December 31, 1991.....................................  2.75090998  21.7%
      December 31, 1992.....................................  2.91330022   5.9%
      December 31, 1993.....................................  3.21020036  10.2%
      December 31, 1994.....................................  3.21584243   0.2%
      December 31, 1995.....................................  4.19770172  30.5%
      December 31, 1996.....................................  4.89113101  16.5%
      December 31, 1997.....................................  6.04276073  23.5%
      December 31, 1998.....................................  7.02269064  16.2%
      December 31, 1999.....................................  7.68520101   9.4%
      December 31, 2000.....................................  8.16502735   6.2%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      16 years, 10 months ended December 31, 2000............  716.5%    13.2%
      10 years ended December 31, 2000.......................  261.3%    13.7%
      5 years ended December 31, 2000........................   94.5%    14.2%
      1 year ended December 31, 2000.........................    6.2%     6.2%

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1998........................................    1.000000
      December 31, 1998.....................................  1.01372966    1.4%
      December 31, 1999.....................................  1.90923113   88.3%
      December 31, 2000.....................................  1.56845882  -17.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      2 years, 8 months ended December 31, 2000..............   56.8%    18.4%
      1 year ended December 31, 2000.........................  -17.8%   -17.8%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

  When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

  Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds.

  The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  Illustrations of annuity income payments under various hypothetical and historical rates appear in the tables below. The monthly equivalents of the hypothetical annual net returns of 2.23%, 3.50%, 3.64%, 5.59% and 7.55% shown in the tables at pages II-37 through II-39 are (0.18%), 0.29%, 0.30%, 0.45% and 0.61%.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, 5.86%, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, 5.86%, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect an average daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.27% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The average mortality and expense risk charge assumes that the contract value is allocated equally among all the Sub-accounts. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of 0.88% of the average daily net assets of the Eligible Funds. Actual fees and expenses of the portfolios associated with your Contract may be more or less than 2.25%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The tables show both the gross rate and the net rate. The difference between gross and net rates represents the assumed 1.37% average for mortality and expense risk and administrative charges and the assumed 0.88% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.30%.

  Three tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option. The second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration with annuitization occurring within the first two years. The third assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration, with annuitization occurring after the second year. The illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/01
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $649.12

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $663.41

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $581.00

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                  WITH AN ASSUMED RATE OF RETURN OF:
                            ----------------------------------------------
                      GROSS    0%     5.86%      6%       8%       10%
PAYMENT  CALENDAR     ----- ----------------- -------- -------- ----------
 YEAR      YEAR   AGE NET**  -2.23%   3.50%    3.64%    5.59%     7.75%
-------  -------- --- ----- ----------------- -------- -------- ----------
    1      2000    65       $ 581.00 $ 581.00 $ 581.00 $ 581.00 $   581.00
    2      2001    66         548.84   581.00   581.77   592.75     603.73
    3      2002    67         518.46   581.00   582.54   604.73     627.34
    4      2003    68         489.76   581.00   583.31   616.96     651.88
    5      2004    69         462.65   581.00   584.09   629.44     677.37
   10      2009    74         348.01   581.00   587.97   695.70     820.63
   15      2014    79         261.77   581.00   591.88   768.93     994.17
   20      2019    84         196.91   581.00   595.81   849.88   1,204.42

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charge from the Gross Rates of Return.

    ANNUITY PAY-OUT ILLUSTRATION, ANNUITIZATION OCCURRING WITHIN TWO YEARS
                       (50% VARIABLE--50% FIXED PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/01
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $649.12

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER BE LESS THAN: $324.56. THE MONTHLY GUARANTEED PAYMENT OF $324.56 IS BEING PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%       5.86%      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- --------- --------- --------- ---------
 YEAR      YEAR   AGE NET**  -2.23%     3.50%     3.64%     5.59%     7.55%
-------  -------- --- ----- --------- --------- --------- --------- ---------
    1      2000    65       $  615.06 $  615.06 $  615.06 $  615.06 $  615.06
    2      2001    66          598.98    615.06    615.45    620.94    626.42
    3      2002    67          583.79    615.06    615.83    626.93    638.23
    4      2003    68          569.44    615.06    616.22    633.04    650.50
    5      2004    69          555.88    615.06    616.61    639.28    663.25
   10      2009    74          498.57    615.06    618.55    672.41    734.87
   15      2014    79          455.45    615.06    620.50    709.03    821.65
   20      2019    84          423.02    615.06    622.47    749.50    926.77

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

     ANNUITY PAY-OUT ILLUSTRATION, ANNUITIZATION OCCURRING AFTER TWO YEARS
                       (50% VARIABLE--50% FIXED PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/01
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $663.41.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER BE LESS THAN: $331.70. THE MONTHLY GUARANTEED PAYMENT OF $331.70 IS BEING PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%       5.86%      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- --------- --------- --------- ---------
 YEAR      YEAR   AGE NET**  -2.23%     3.50%     3.64%     5.59%     7.55%
-------  -------- --- ----- --------- --------- --------- --------- ---------
    1      2000    65       $  622.20 $  622.20 $  622.20 $  622.20 $  622.20
    2      2001    66          606.12    622.20    622.59    628.08    633.57
    3      2002    67          590.93    622.20    622.97    634.07    645.37
    4      2003    68          576.58    622.20    623.36    640.18    657.64
    5      2004    69          563.03    622.20    623.75    646.42    670.39
   10      2009    74          505.71    622.20    625.69    679.55    742.02
   15      2014    79          462.59    622.20    627.64    716.17    828.79
   20      2019    84          430.16    622.20    629.61    756.64    933.91

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.25% (1.50% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the tables also take into account the actual portfolios' management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Bond Income and Money market portfolios, and that the Annuitant's age has increased by the time the other portfolios became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the portfolios. Upon request, and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/01
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $649.12; FOR AGE 72: $731.07; FOR AGE 75: $773.76; FOR AGE 76: $788.71; FOR AGE 79:
$834.56; FOR AGE 80: $849.79; AND FOR AGE 82: $879.23.

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $663.41; FOR AGE 72:
$747.15; FOR AGE 75: $790.76; FOR AGE 76: $806.06; FOR AGE 79: $852.92; FOR
AGE 80: $868.48; AND FOR AGE 82: $898.58.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                            SALOMON
                      BACK BAY BACK BAY    STRATEGIC    SALOMON
PAYMENT  CALENDAR      MONEY     BOND        BOND         U.S.
 YEAR      YEAR   AGE  MARKET   INCOME   OPPORTUNITIES GOVERNMENT BALANCED
-------  -------- --- -------- --------- ------------- ---------- ---------
    1      1983    65 $581.00  $  581.00
    2      1984    66  589.21     593.85
    3      1985    67  621.82     637.34
    4      1986    68  641.71     721.50
    5      1987    69  653.31     789.77
    6      1988    70  663.40     769.90
    7      1989    71  679.85     795.21
    8      1990    72  708.06     851.26
    9      1991    73  730.20     877.02
   10      1992    74  739.29     986.14
   11      1993    75  731.38   1,016.77
   12      1994    76  717.90   1,091.45    $765.00     $765.00   $  765.00
   13      1995    77  711.52   1,005.44     748.36      763.51      758.20
   14      1996    78  716.92   1,161.63     851.64      837.15      901.95
   15      1997    79  718.30   1,158.11     928.18      824.28    1,004.99
   16      1998    80  721.25   1,224.15     982.75      852.27    1,112.99
   17      1999    81  723.71   1,272.43     955.87      874.22    1,157.58
   18      2000    82  724.12   1,207.26     924.32      834.77    1,047.58
   19      2001    83  733.16   1,244.47     892.48      806.47    1,012.06

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND
EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35% or 1.60% as applicable), AND MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 2000, after giving effect to current expense caps or deferrals: .41% Back Bay Advisors Money Market; .47% Back Bay Advisors Bond Income; .78% Salomon Brothers Strategic Bond Opportunities; .70% Salomon Brothers U.S. Government;
 .80% Balanced; .79% Alger Equity Growth; .79% Davis Venture Value; .90% Harris Oakmark Mid Cap Value; .96% Loomis Sayles Small Cap; .90% MFS Investors Trust;
 .90% MFS Research Managers; .73% Westpeak Growth and Income; .62% Lehman Brothers Aggregate Bond Index; .95% Janus Mid Cap; .53% MetLife Stock Index; 1.14% Neuberger Berman Partners Mid Cap Value; 1.00% Putnam Large Cap Growth;
 .95% Morgan Stanley EAFE Index; 1.14% Putnam International Stock; .80% Russell 2000 Index; .75% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .63% American Funds Growth; .60% American Funds Growth-Income;
1.11% American Funds Global Capitalization.
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/01
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $649.12; FOR AGE 72: $731.07; FOR AGE 75: $773.76; FOR AGE 76: $788.71; FOR AGE 79:
$834.56; FOR AGE 80: $849.79; AND FOR AGE 82: $898.58.

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER THE FIRST TWO YEARS: FOR AGE 65: $663.41; FOR AGE 72: $747.15; FOR AGE 75: $790.76; FOR AGE 76: $806.06; FOR AGE 79:
$852.92; FOR AGE 80: $868.48; AND FOR AGE 82: $898.58.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.
ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%
MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                           HARRIS    LOOMIS                      WESTPEAK                 LEHMAN
                        ALGER     DAVIS    OAKMARK   SAYLES      MFS      MFS     GROWTH      PUTNAM     BROTHERS   METLIFE
PAYMENT  CALENDAR      EQUITY    VENTURE   MID CAP    SMALL   INVESTORS RESEARCH    AND    INTERNATIONAL AGGREGATE   STOCK
 YEAR      YEAR   AGE  GROWTH     VALUE     VALUE      CAP      TRUST   MANAGERS  INCOME      STOCK**      BOND      INDEX
-------  -------- --- --------- --------- --------- --------- --------- -------- --------- ------------- --------- ---------
    1      1983    65
    2      1984    66
    3      1985    67
    4      1986    68
    5      1987    69
    6      1988    70
    7      1989    71
    8      1990    72                                                                                              $  693.00
    9      1991    73                                                                                                 682.73
   10      1992    74                                                                                                 842.63
   11      1993    75                     $  747.00                              $  747.00                            860.47
   12      1994    76 $  765.00 $  765.00    829.98 $  765.00                       826.38    $765.00                 896.62
   13      1995    77    737.42    732.39    789.05    733.73                       778.25     778.70                 862.50
   14      1996    78  1,045.27    972.43    980.46    901.19                     1,012.42     788.57               1,122.69
   15      1997    79  1,127.42  1,166.26  1,098.95  1,122.40                     1,139.48     801.70               1,309.13
   16      1998    80  1,350.12  1,484.12  1,229.02  1,335.81                     1,449.76     754.27     $836.00   1,644.71
   17      1999    81  1,901.94  1,618.68  1,107.57  1,251.74  $852.00  $852.00   1,719.86     771.29      841.41   2,005.31
   18      2000    82  2,431.79  1,813.22  1,059.48  1,572.07   848.57   988.40   1,792.74     916.18      789.17   2,303.62
   19      2001    83  2,349.33  1,751.74  1,216.22   1,577.3   807.65   907.87   1,620.77     885.12      836.18   1,985.48

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35% or 1.60% as applicable), AND MANAGEMENT FEES AND OTHER EXPENSES. (These may vary from year to year.) The following expenses are for the year ended December 31, 2000, after giving effect to expense caps or deferrals: .41% Back Bay Adivisors Money Market; .47% Back Bay Advisors Bond Income; .78% Salomon Brothers Strategic Bond Opportunities; .70% Salomon Brothers U.S. Government; .80% Balanced; .79% Alger Equity Growth; .79% Davis Venture Value; .90% Harris Oakmark Mid Cap Value; .96% Loomis Sayles Small Cap; .90% MFS Investors Trust;
 .90% MFS Research Managers; .73% Westpeak Growth and Income; .62% Lehman Brothers Aggregate Bond Index; .95% Janus Mid Cap; .53% MetLife Stock Index; 1.14% Neuberger Berman Partners Mid Cap Value; 1.00% Putnam Large Cap Growth;
 .95% Morgan

Stanley EAFE Index; 1.14% Putnam International Stock; .80% Russell 2000 Index;
 .75% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .63% American Funds Growth; .60% American Funds Growth-Income; 1.11% American
Funds Global Small Capitalization.
--------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.

                                                                 NEUBERGER
                                 MORGAN             STATE STREET  BERMAN             LORD              AMERICAN     AMERICAN
                                 STANLEY   RUSSELL    RESEARCH   PARTNERS  PUTNAM   ABBETT   AMERICAN    FUNDS    FUNDS GLOBAL
PAYMENT  CALENDAR       JANUS     EAFE      2000     INVESTMENT   MID CAP   LARGE    BOND      FUNDS    GROWTH-      SMALL
 YEAR      YEAR   AGE  MID CAP    INDEX     INDEX      TRUST       VALUE     CAP   DEBENTURE  GROWTH    INCOME   CAPITALIZATION
-------  -------- ---  -------  --------- --------- ------------ --------- ------- --------- --------- --------- --------------
    1      1983    65                                $  581.00
    2      1984    66                                   552.21                               $  596.00 $  596.00
    3      1985    67                                   527.92                                  589.27    620.65
    4      1986    68                                   676.63                                  755.26    808.00
    5      1987    69                                   709.43                                  791.87    935.95
    6      1988    70                                   722.99                                  807.01    892.61
    7      1989    71                                   760.20                                  848.55    967.64
    8      1990    72                                   955.40                                1,066.43  1,150.30
    9      1991    73                                   859.48                                  959.36  1,062.24
   10      1992    74                                 1,087.36                                1,213.73  1,249.32
   11      1993    75                                 1,153.32                                1,287.34  1,278.21
   12      1994    76                                 1,254.61                                1,400.41  1,360.84
   13      1995    77                                 1,154.36                                1,288.51  1,317.13
   14      1996    78                                 1,461.19                      $801.00   1,631.00  1,661.14
   15      1997    79 $  819.00                       1,696.98                       874.95   1,894.19  1,869.92
   16      1998    80  1,007.15 $  836.00 $  836.00   2,071.70   $  836.00           962.12   2,312.45  2,232.07   $  836.00
   17      1999    81  1,313.69    897.33    875.45   2,524.97      891.77           971.99   2,818.40  2,506.32      828.05
   18      2000    82  2,784.80  1,065.26  1,021.12   2,844.19      997.54 $868.00   955.92   3,174.71  2,650.01    1,506.80
   19      2001    83  1,820.50    866.66    934.67   2,536.96    1,216.06  613.65   916.20   2,831.78  2,720.00    1,195.88

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINSTRATION ASSET CHARGE (1.35% or 1.60% as applicable), AND MANAGEMENT FEES AND OTHER EXPENSES. (These may vary from year to year.) The following expenses are for the year ended December 31, 2000, after giving effect to expense caps or deferrals: .41% Back Bay Advisors Money Market; .47% Back Bay Advisors Bond Income; .78% Salomon Brothers Strategic Bond Opportunities; .70% Salomon Brothers U.S. Government; .80% Balanced; .79% Alger Equity Growth; .79% Davis Venture Value; .90% Harris Oakmark Mid Cap Value; .96% Loomis Sayles Small Cap; .90% MFS Investors Trust; .90% MFS Research Managers; .73% Westpeak Growth and Income; .62% Lehman Brothers Aggregate Bond Index; .95% Janus Mid Cap; .53% MetLife Stock Index; 1.14% Neuberger Berman Partners Mid Cap Value; 1.00% Putnam Large Cap Growth; .95% Morgan Stanley EAFE Index; 1.14% Putnam International Stock, .80% Russell 2000 Index; .75% State Street Research Investment Trust; .95% Lord Abbett Bond Debenture; .63% American Funds Growth; .60% American Funds Growth-Income; 1.11% American Funds Global Small Capitalization.

--------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.

                               THE FIXED ACCOUNT

  Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

  The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to an annual effective rate of 3%; or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us (currently $500,000). (For Contracts issued in Maryland, we reserve the right to restrict such purchase payments and transfers if the total Contract Value in the Fixed Account equals or exceeds $500,000.) In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. See "Loan Provision for

Certain Tax Benefited Retirement Plans." The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the Zenith Back Bay Advisors Money Market Sub-account instead.

  We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                                    EXPERTS

  The financial statements of New England Variable Annuity Separate Account of New England Life Insurance Company ("NELICO") as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 and the consolidated financial statements of NELICO and subsidiaries as of December 31, 2000 and 1999 and for each of the three years in the period ended December 13, 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Anne Goggin, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

  The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                  APPENDIX A

                    ADVERTISING AND PROMOTIONAL LITERATURE

  Advertising and promotional literature prepared by NEF for products it issues or administers may include references to MetLife Advisers, LLC (formerly New England Investment Management) and its affiliates, such as State Street Research & Management Company. Prior to October 30, 2000, Nvest Companies (which includes affiliates, such as Back Bay Advisors, Loomis Sayles, Westpeak and Harris Associates) was affiliated with MetLife Advisers. However, on October 30, 2000, MetLife sold its majority limited partnership interest in Nvest Companies to CDC Asset Management.

  NEF's advertising and promotional literature may include references to other NEF affiliates. References may also be made to NEF's parent company, MetLife and the services it provides to the Metropolitan Series Fund, Inc.

  References to subadvisers unaffiliated with MetLife Advisers or NEF that perform subadvisory functions on behalf of New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust or the American Variable Insurance Series and their respective fund groups may be contained in NEF's advertising and promotional literature including, but not limited to, Alger Management, Davis Selected, SBAM, GSAM, and Putnam Investment Management Inc.

  NEF's advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

  . Specific and general assessments and forecasts regarding the U.S.
    economy, world economies, the economics of specific nations and their impact on the Series

  . Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

  . Specific and general investment philosophies, strategies, processes, techniques and types of analysis

  . Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

  . The corporate histories, founding dates and names of founders of the entities

  . Awards, honors and recognition given to the firms

  . The names of those with ownership interest and the percentage of ownership

  . The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

  . Current capitalization, levels of profitability and other financial and statistical information

  . Identification of portfolio managers, researchers, economists, principals and other staff members and employees

  . The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

  . Current and historical statistics about:

   -  total dollar amount of assets managed
   -  MetLife Advisers assets managed in total and/or by Series
   -  Asset managed by CGM in total and/or by Series
   -  the growth of assets
   -  asset types managed
   - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
   - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser.

  . The general and specific strategies applied by the advisers in the management of the Zenith Fund's and Metropolitan Fund's portfolios including, but not limited to:

   - the pursuit of growth, value, income oriented, risk management or other strategies
   -  the manner and degree to which the strategy is pursued
   - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
   - the types and characteristics of investments sought and specific portfolio holdings
   -  the actual or potential impact and result from strategy implementation
   - through its own areas of expertise and operations, the value added by subadvisers to the management process
   - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500
   - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues.

  . Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Series/Portfolios of the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Variable Insurance Series and those families of funds. Any such references will indicate that the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Variable Insurance Series and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Series/Portfolios and other funds managed by the Series'/Portfolios' adviser and subadvisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

  In addition, communications and materials developed by NEF or its affiliates may make reference to the following information about Nvest Companies and its affiliates:

  Nvest Companies is one of the largest publicly traded managers in the U.S. listed on the New York Stock Exchange. Nvest Companies maintains over $100 billion in assets under management. In addition, promotional materials may include:

  New England Securities Corporation an indirect subsidiary of NEF, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides.

  Additional information contained in advertising and promotional literature may include: rankings and ratings of the Series including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

  References to the Series may be included in NEF's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

  . Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom NEF may or may not have a relationship.

  . Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the NEF as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

  . Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

   - past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans
   - information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs
   -  current and prospective ERISA regulation and requirements.

  . Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the NEF 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

   -  increased employee retention
   -  reinforcement or creation of morale
   -  deductibility of contributions for participants
   -  deductibility of expenses for employers
   -  tax deferred growth, including illustrations and charts
   -  loan features and exchanges among accounts
   - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

  . Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, the Fund and investing in NEF's 401(k) and retirement plans, including, but not limited to:

   - the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

   -  broad choice of investment options and competitive fees
   -  plan sponsor and participant statements and notices
   -  the plan prototype, summary descriptions and board resolutions
   -  plan design and customized proposals
   -  trusteeship, record keeping and administration
   - the services of State Street Bank, including, but not limited to, trustee services and tax reporting
   - the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements
   - the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

  . Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

   -  access to expertise on investments
   - assistance in interpreting past, present and future market trends and economic events
   - providing information to clients including participants during enrollment and on an ongoing basis after participation
   - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                        REPORT OF INDEPENDENT AUDITORS

To the Contract Owners of New England Variable Annuity Separate Account of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities and the related statement of operations of the New England Variable Annuity Separate Account (comprised of the following Sub-Accounts: Bond Income, Money Market, Mid Cap Value, Growth and Income, Small Cap, U.S. Government, Balanced, Equity Growth, International Magnum Equity, Venture Value, Bond Opportunities, Investors, Research Managers, Large Cap Growth and International Stock) of New England Life Insurance Company as of and for the year ended December 31, 2000, and the related statements of changes in net assets for each of the two years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position and the results of operations of the respective aforementioned Sub-Accounts comprising the New England Variable Annuity Separate Account of New England Life Insurance Company as of and for the year ended December 31, 2000, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 9, 2001

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                       NEW ENGLAND ZENITH FUND
                                                   -------------------------------------------------------------------
                                                                                   MID       GROWTH AND      SMALL
                                                   BOND INCOME   MONEY MARKET   CAP VALUE      INCOME         CAP
                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                   ------------  ------------  -----------  ------------  ------------
ASSETS
 Investments in New England Zenith Fund and
  Metropolitan Series Fund at value (Note 2)...... $102,643,782  $77,405,965   $57,590,849  $198,268,496  $167,455,439
                            SHARES       COST
                          ---------- -------------
 Back Bay Advisors Bond
  Income Series.........     936,018   102,888,335
 Back Bay Advisors Money
  Market Series.........     774,060    77,405,965
 Harris Oakmark Mid Cap
  Value Series..........     392,870    58,982,645
 Westpeak Growth and
  Income Series.........   1,081,071   213,963,265
 Loomis Sayles Small Cap
  Series................     795,740   140,763,012
 Salomon Brothers U.S.
  Government Series.....   3,337,027    38,040,419
 Balanced Series........   7,124,393   103,651,782
 Alger Equity Growth
  Series................  15,046,483   368,501,758
 Davis Venture Value
  Series................  12,404,768   278,160,241
 Solomon Brothers Bond
  Opportunities Series..   5,591,416    66,334,623
 MFS Investors Series...   1,457,227    14,688,035
 MFS Research Managers
  Series................   3,523,287    42,996,869
 Putnam Large Cap Growth
  Portfolio.............   1,531,673    14,421,145
 Putnam International
  Stock Portfolio.......   7,044,478    86,559,288
                                     -------------
  Total.................             1,607,357,382
                                     =============
 Amount due and accrued from contract-related
  transactions, net...............................      325,164    1,687,761       395,406       314,480       412,989
 Dividends receivable.............................      --           408,650       --            --            --
                                                   ------------  -----------   -----------  ------------  ------------
  Total Assets....................................  102,968,946   79,502,376    57,986,255   198,582,976   167,868,428
LIABILITIES
 Due to (from) New England Life Insurance Company.     (114,078)    (220,746)      (62,308)     (215,262)     (192,081)
                                                   ------------  -----------   -----------  ------------  ------------
NET ASSETS........................................ $102,854,868  $79,281,630   $57,923,947  $198,367,714  $167,676,347
                                                   ============  ===========   ===========  ============  ============
NET ASSETS CONSIST OF:
 Net Assets attributable to Variable Annuity
  Contracts....................................... $ 99,965,570  $78,621,285   $56,978,431  $192,966,760  $165,528,962
 Annuity Reserves (Note 7)........................    2,889,298      660,345       945,516     5,400,954     2,147,385
                                                   ------------  -----------   -----------  ------------  ------------
  TOTAL NET ASSETS................................ $102,854,868  $79,281,630   $57,923,947  $198,367,714  $167,676,347
                                                   ============  ===========   ===========  ============  ============

                       See Notes to Financial Statements

                                NEW ENGLAND ZENITH FUND                                       METROPOLITAN SERIES FUND
--------------------------------------------------------------------------------------------  --------------------------
   U.S.                      EQUITY       VENTURE         BOND                    RESEARCH     LARGE CAP   INTERNATIONAL
GOVERNMENT    BALANCED       GROWTH        VALUE      OPPORTUNITIES  INVESTORS    MANAGERS      GROWTH         STOCK
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
-----------  -----------  ------------  ------------  ------------- -----------  -----------  -----------  -------------
$39,844,105  $96,749,258  $377,064,875  $362,219,229   $63,965,799  $14,922,004  $40,658,731  $11,348,279   $86,997,525
    207,140      121,636       923,100       917,758       184,533      102,029      177,436       60,273       254,960
    --           --            --            --            --           --           --           --            --
-----------  -----------  ------------  ------------   -----------  -----------  -----------  -----------   -----------
 40,051,245   96,870,894   377,987,975   363,136,987    64,150,332   15,024,033   40,836,167   11,408,552    87,252,485
    (43,756)    (106,070)     (412,404)     (403,248)      (70,320)     (15,732)     (43,137)     (11,603)      (97,221)
-----------  -----------  ------------  ------------   -----------  -----------  -----------  -----------   -----------
$40,007,489  $96,764,824  $377,575,571  $362,733,739   $64,080,012  $15,008,301  $40,793,030  $11,396,949   $87,155,264
===========  ===========  ============  ============   ===========  ===========  ===========  ===========   ===========
$38,849,802  $94,604,669  $372,569,817  $357,215,485   $62,031,808  $14,911,634  $40,570,624  $11,343,555   $86,246,550
  1,157,687    2,160,155     5,005,754     5,518,254     2,048,204       96,667      222,406       53,394       908,714
-----------  -----------  ------------  ------------   -----------  -----------  -----------  -----------   -----------
$40,007,489  $96,764,824  $377,575,571  $362,733,739   $64,080,012  $15,008,301  $40,793,030  $11,396,949   $87,155,264
===========  ===========  ============  ============   ===========  ===========  ===========  ===========   ===========
                                NEW ENGLAND ZENITH FUND
---------------------------------------------------------------------------------------------
     TOTAL
---------------
 $1,697,134,336
      6,084,665
        408,650
----------------
  1,703,627,651
     (2,007,966)
---------------
 $1,701,619,685
===============
 $1,672,404,952
     29,214,733
---------------
 $1,701,619,685
===============

                       See Notes to Financial Statements

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED DECEMBER 31, 2000

                                                   NEW ENGLAND ZENITH FUND
                          ------------------------------------------------------------------------------
                                          MONEY                    GROWTH AND                   U.S.
                          BOND INCOME    MARKET    MID CAP VALUE     INCOME      SMALL CAP   GOVERNMENT
                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                          -----------  ----------- -------------  ------------  -----------  -----------
INCOME
Dividends...............  $     --     $4,184,576  $      --      $  5,278,838  $ 1,316,580  $     --
EXPENSES
Mortality, expense risk
 and administrative
 charges (Note 3).......      796,913     569,034       385,226      1,730,409    1,267,046      297,255
                          -----------  ----------  ------------   ------------  -----------  -----------
Net investment income
 (loss).................     (796,913)  3,615,542      (385,226)     3,548,429       49,534     (297,255)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net unrealized
 appreciation
 (depreciation) on
 investments:
  Beginning of period...   (7,675,427)     --       (10,123,288)        73,594   24,293,924   (1,734,485)
  End of period.........     (244,553)     --        (1,391,796)   (15,694,769)  26,692,427    1,803,686
                          -----------  ----------  ------------   ------------  -----------  -----------
Net change in unrealized
 appreciation
 (depreciation).........    7,430,874      --         8,731,492    (15,768,363)   2,398,503    3,538,171
Net realized gain (loss)
 on investments.........       27,066      --            74,541          3,667      (18,958)       5,460
                          -----------  ----------  ------------   ------------  -----------  -----------
Net realized and
 unrealized gain (loss)
 on investments.........    7,457,940      --         8,806,033    (15,764,696)   2,379,545    3,543,631
                          -----------  ----------  ------------   ------------  -----------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $ 6,661,027  $3,615,542  $  8,420,807   $(12,216,267) $ 2,429,079  $ 3,246,376
                          ===========  ==========  ============   ============  ===========  ===========

-------
+ For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.
++ On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.


                       See Notes to Financial Statements

                                NEW ENGLAND ZENITH FUND                                        METROPOLITAN SERIES FUND
---------------------------------------------------------------------------------------------  --------------------------
                            INTERNATIONAL
                 EQUITY        MAGNUM        VENTURE        BOND                   RESEARCH     LARGE CAP   INTERNATIONAL
 BALANCED        GROWTH       EQUITY++        VALUE     OPPORTUNITIES  INVESTORS   MANAGERS      GROWTH+       STOCK+
SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
-----------   ------------  -------------  -----------  ------------- ----------- -----------  -----------  -------------
$    36,012   $  4,408,824  $  1,230,877   $     --      $     --      $  5,794   $    10,765  $     --      $   87,979
    836,120      3,416,709       511,847     2,762,931       504,861     98,050       219,773       38,691      123,141
-----------   ------------  ------------   -----------   -----------   --------   -----------  -----------   ----------
   (800,108)       992,115       719,030    (2,762,931)     (504,861)   (92,256)     (209,008)     (38,691)     (35,162)
 (4,699,658)    73,486,541    10,133,277    55,356,779    (6,573,540)   168,130       889,260      --            --
 (6,902,524)     8,563,117    (1,191,564)   84,058,988    (2,368,824)   233,969    (2,338,138)  (3,072,866)   1,629,801
-----------   ------------  ------------   -----------   -----------   --------   -----------  -----------   ----------
 (2,202,866)   (64,923,424)  (11,324,841)   28,702,209     4,204,716     65,839    (3,227,398)  (3,072,866)   1,629,801
     25,204       (200,527)        4,911    (1,316,933)       60,020       (596)          (46)       9,198      474,632
-----------   ------------  ------------   -----------   -----------   --------   -----------  -----------   ----------
 (2,177,662)   (65,123,951)  (11,319,930)   27,385,276     4,264,736     65,243    (3,227,444)  (3,063,668)   2,104,433
-----------   ------------  ------------   -----------   -----------   --------   -----------  -----------   ----------
$(2,977,770)  $(64,131,836) $(10,600,900)  $24,622,345   $ 3,759,875   $(27,013)  $(3,436,452) $(3,102,359)  $2,069,271
===========   ============  ============   ===========   ===========   ========   ===========  ===========   ==========
                                NEW ENGLAND ZENITH FUND
----------------------------------------------------------------------------------------------

     TOTAL
-------------
 $ 16,560,245
   13,558,006
-------------
    3,002,239
  133,595,107
   89,776,954
-------------
  (43,818,153)
     (852,361)
--------------
  (44,670,514)
--------------
 $(41,668,275)
=============


                       See Notes to Financial Statements

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE YEAR ENDED DECEMBER 31, 2000

                                                   NEW ENGLAND ZENITH FUND
                         --------------------------------------------------------------------------------
                                                       MID CAP     GROWTH AND                    U.S.
                         BOND INCOME   MONEY MARKET     VALUE        INCOME      SMALL CAP    GOVERNMENT
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                         ------------  ------------  -----------  ------------  ------------  -----------
FROM OPERATING
 ACTIVITIES
  Net investment income
   (loss)..............  $   (796,913) $  3,615,542  $  (385,226) $  3,548,429  $     49,534  $  (297,255)
  Net realized and
   unrealized gain
   (loss) on
   investments.........     7,457,940       --         8,806,033   (15,764,696)    2,379,545    3,543,631
                         ------------  ------------  -----------  ------------  ------------  -----------
   Net increase
    (decrease) in net
    assets resulting
    from operations....     6,661,027     3,615,542    8,420,807   (12,216,267)    2,429,079    3,246,376
FROM CONTRACT-RELATED
 TRANSACTIONS
  Purchase payments
   transferred from New
   England Life
   Insurance Company...    20,981,501    64,262,551   11,245,859    37,956,974    49,822,947    8,340,233
  Net transfers (to)
   from other sub-
   accounts............    (6,186,141)  (57,052,492)     973,171   (14,438,190)   24,184,686   (1,032,380)
  Net transfers to New
   England Life
   Insurance Company...    (8,889,624)  (10,741,668)  (3,494,101)  (17,948,170)  (11,620,987)  (3,973,856)
                         ------------  ------------  -----------  ------------  ------------  -----------
   Net Increase
    (decrease) in net
    assets resulting
    from contract-
    related
    transactions.......     5,905,736    (3,531,609)   8,724,929     5,570,614    62,386,646    3,333,997
                         ------------  ------------  -----------  ------------  ------------  -----------
  Net increase in net
   assets..............    12,566,763        83,933   17,145,736    (6,645,653)   64,815,725    6,580,373
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD................    90,288,105    79,197,697   40,778,211   205,013,367   102,860,622   33,427,116
                         ------------  ------------  -----------  ------------  ------------  -----------
NET ASSETS, AT END OF
 THE PERIOD............  $102,854,868  $ 79,281,630  $57,923,947  $198,367,714  $167,676,347  $40,007,489
                         ============  ============  ===========  ============  ============  ===========

-------
+ For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.
++ On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.


                       See Notes to Financial Statements

                                  NEW ENGLAND ZENITH FUND                                          METROPOLITAN SERIES FUND
 ------------------------------------------------------------------------------------------------- --------------------------
                              INTERNATIONAL
                   EQUITY        MAGNUM        VENTURE         BOND                    RESEARCH     LARGE CAP   INTERNATIONAL
   BALANCED        GROWTH       EQUITY++        VALUE      OPPORTUNITIES  INVESTORS    MANAGERS      GROWTH+       STOCK+
 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
 -----------    ------------  -------------  ------------  ------------- -----------  -----------  -----------  -------------
 $   (800,108)  $    992,115  $    719,030   $ (2,762,931)  $  (504,861) $   (92,256) $  (209,008) $   (38,691)  $   (35,162)
   (2,177,662)   (65,123,951)  (11,319,930)    27,385,276     4,264,736       65,243   (3,227,444)  (3,063,668)    2,104,433
 ------------   ------------  ------------   ------------   -----------  -----------  -----------  -----------   -----------
   (2,977,770)   (64,131,836)  (10,600,900)    24,622,345     3,759,875      (27,013)  (3,436,452)  (3,102,359)    2,069,271
   19,046,939    111,140,927    15,278,850     85,830,149    11,401,598    7,365,161   22,897,105   10,484,860    16,034,168
  (16,494,840)    22,908,629     1,588,988     17,371,367    (4,051,150)   2,328,944   17,030,505    4,152,400     8,716,503
  (10,943,978)   (36,849,018)  (65,542,960)   (27,249,947)   (6,863,007)    (703,591)  (1,608,417)    (137,952)   60,335,322
 ------------   ------------  ------------   ------------   -----------  -----------  -----------  -----------   -----------
   (8,391,879)    97,200,538   (48,675,122)    75,951,569       487,441    8,990,514   38,319,193   14,499,308    85,085,993
 ------------   ------------  ------------   ------------   -----------  -----------  -----------  -----------   -----------
  (11,369,649)    33,068,702   (59,276,022)   100,573,914     4,247,316    8,963,501   34,882,741   11,396,949    87,155,264
  108,134,473    344,506,869    59,276,022    262,159,825    59,832,696    6,044,800    5,910,289      --            --
 ------------   ------------  ------------   ------------   -----------  -----------  -----------  -----------   -----------
 $ 96,764,824   $377,575,571  $      --      $362,733,739   $64,080,012  $15,008,301  $40,793,030  $11,396,949   $87,155,264
 ============   ============  ============   ============   ===========  ===========  ===========  ===========   ===========
                                  NEW ENGLAND ZENITH FUND
--------------------------------------------------------------------------------------------------
    TOTAL
---------------
$    3,002,239
   (44,670,514)
---------------
   (41,668,275)
   492,089,822
        --
  (146,231,954)
---------------
   345,857,868
---------------
   304,189,593
 1,397,430,092
---------------
$1,701,619,685
===============


                       See Notes to Financial Statements

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                            BOND         MONEY       MID CAP     GROWTH AND      SMALL
                           INCOME       MARKET        VALUE        INCOME         CAP
                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                         -----------  -----------  -----------  ------------  ------------
FROM OPERATING
 ACTIVITIES
  Net investment income
   (loss)..............  $ 5,895,185  $ 2,204,987  $   177,017  $ 24,641,870  $   (375,509)
  Net realized and
   unrealized gain
   (loss) on
   investments.........   (6,807,900)     --          (704,618)  (12,443,605)   23,503,434
                         -----------  -----------  -----------  ------------  ------------
   Net increase
    (decrease) in net
    assets resulting
    from operations....     (912,715)   2,204,987     (527,601)   12,198,265    23,127,925
FROM CONTRACT-RELATED
 TRANSACTIONS
  Purchase payments
   transferred from New
   England Life
   Insurance Company...   39,592,895   87,153,491   11,422,989    73,643,643    19,263,023
  Net transfers (to)
   from other sub-
   accounts............   (3,435,277) (40,727,745)  (4,763,885)   17,973,384    (5,127,343)
  Net transfers to New
   England Life
   Insurance Company...   (6,081,823)  (8,373,126)  (2,637,565)   (9,888,722)   (4,635,188)
                         -----------  -----------  -----------  ------------  ------------
   Net Increase
    (decrease) in net
    assets resulting
    from contract-
    related
    transactions.......   30,075,795   38,052,621    4,021,539    81,728,305     9,500,492
                         -----------  -----------  -----------  ------------  ------------
  Net increase in net
   assets..............   29,163,080   40,257,608    3,493,938    93,926,570    32,628,417
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD................   61,125,025   38,940,089   37,284,273   111,086,797    70,232,205
                         -----------  -----------  -----------  ------------  ------------
NET ASSETS, AT END OF
 THE PERIOD............  $90,288,105  $79,197,697  $40,778,211  $205,013,367  $102,860,622
                         ===========  ===========  ===========  ============  ============

--------
* For the period April 30, 1999 (Commencement of Operations) through December 31, 1999.


                       See Notes to Financial Statements

   U.S.                       EQUITY     INTERNATIONAL   VENTURE         BOND                    RESEARCH
GOVERNMENT     BALANCED       GROWTH     MAGNUM EQUITY    VALUE      OPPORTUNITIES INVESTORS*    MANAGERS*
SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT      TOTAL
-----------  ------------  ------------  ------------- ------------  ------------- -----------  -----------  --------------
$ 1,714,281  $  5,548,829  $ 39,041,590   $  (199,276) $  3,125,096   $ 4,321,934  $    9,018   $  (20,063)  $   86,084,960
 (1,882,464)  (12,066,362)   33,036,178    10,405,765    27,390,192    (3,955,023)    271,958      719,124       57,466,679
-----------  ------------  ------------   -----------  ------------   -----------  ----------   ----------   --------------
   (168,183)   (6,517,533)   72,077,768    10,206,489    30,515,288       366,911     280,976      699,061      143,551,639
 11,676,892    36,915,088   105,766,344    14,380,644    82,196,529    14,472,208   3,188,388    2,588,796      502,260,930
   (375,655)   (8,372,542)   28,991,618     1,583,012    13,440,194    (4,639,463)  2,724,877    2,728,825         --
 (3,080,296)   (7,725,407)  (16,083,618)   (3,417,967)  (15,932,494)   (4,936,143)   (149,441)    (106,393)     (83,048,184)
-----------  ------------  ------------   -----------  ------------   -----------  ----------   ----------   --------------
  8,220,941    20,817,139   118,674,344    12,545,689    79,704,229     4,896,602   5,763,824    5,211,228      419,212,747
-----------  ------------  ------------   -----------  ------------   -----------  ----------   ----------   --------------
  8,052,757    14,299,606   190,752,112    22,752,178   110,219,517     5,263,513   6,044,800    5,910,289      562,764,385
 25,374,358    93,834,867   153,754,757    36,523,845   151,940,308    54,569,183      --           --          834,665,707
-----------  ------------  ------------   -----------  ------------   -----------  ----------   ----------   --------------
$33,427,116  $108,134,473  $344,506,869   $59,276,023  $262,159,825   $59,832,696  $6,044,800   $5,910,289   $1,397,430,092
===========  ============  ============   ===========  ============   ===========  ==========   ==========   ==============

                       See Notes to Financial Statements

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS.

  New England Variable Annuity Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on July 1, 1994 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS.

  The Account has fourteen investment sub-accounts as of December 31, 2000 each of which invests in the shares of one series of the New England Zenith Fund ("Zenith Fund") or one portfolio of the Metropolitan Series Fund ("Metropolitan Fund"). The series of the Zenith Fund and the Metropolitan Series Fund in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund and the Metropolitan Series Fund are open-end management investment companies. The Account purchases or redeems shares of the fourteen Eligible Funds based on the amount of purchase payments invested in the Account, transfers among the sub-accounts, surrender payments, annuity payments and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISKS AND ADMINISTRATION CHARGES.

  Although variable annuity payments differ according to the investment performance of the Eligible Funds, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time that contracts are issued. Under deferred annuity contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of
(1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date. The guaranteed amount in (1) above is recalculated at the specific contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the contract value at the time of recalculation. Death proceeds are reduced by any outstanding contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove to be insufficient to cover the cost of those items.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED


  NELICO charges the Account for the mortality and expense risk NELICO assumes. Currently, the charges are made daily at an annual rate of 1.30% of the Account assets attributable to the American Growth Series individual variable annuity contracts (some of the American Growth Series contracts have a mortality and expense charge of 1.25%). For the American Forerunner Series, NELICO charges the Account an Asset-Based Insurance Charge as a percentage of average daily net assets of the subaccounts which varies depending on which Class and which death benefit is chosen. A maximum charge of 1.50% for the Standard Class; 1.85% for the Bonus Class (reduced by .35% after the expiration of the 9-year withdrawal charge period); 1.85% for the C Class; 1.75% for the L Class and 1.40% for the P Class (increased by 0.15% after annuitization) will be imposed. Additionally, NELICO imposed an additional 0.25% of average daily net assets on certain subaccounts for both the American Growth Series and American Forerunner Series contracts. NELICO also imposes an administration asset charge at an annual rate of .10% of the Account assets attributable to American Growth Series and an annual administration contract charge of $30 (not to exceed 2% of the total contract value) per contract against contract value in the Account for the American Growth Series, but this charge is waived for any contract year in which the contract value reaches certain amounts. For the American Forerunner Series, NELICO imposes a contract administrative fee at an annual rate of $30, per contract from each subaccount in the ratio that the contract value in the subaccounts bears to your total contract value. This charge may be waived on annuitization if contract value is more than $50,000. A premium tax charge applies to the contracts in certain states. For the American Forerunner Series, an additional charge may apply on certain Riders.

4. FEDERAL INCOME TAXES.

  For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

5. INVESTMENT ADVISERS.

  The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. New England Investment Management, LLC. (previously TNE Advisers, Inc.) which is a subsidiary of NELICO, and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

        SERIES                          ADVISER                               SUB-ADVISER
        ------           -------------------------------------- ----------------------------------------
Back Bay Advisors Bond   New England Investment Management, LLC Back Bay Advisors, L.P.
Income
Back Bay Advisors Money  New England Investment Management, LLC Back Bay Advisors, L.P.
Market
Harris Oakmark Mid Cap   New England Investment Management, LLC Harris Associates L.P.
Value
Westpeak Growth and      New England Investment Management, LLC Westpeak Investment Advisors, L.P.
Income
Loomis Sayles Small Cap  New England Investment Management, LLC Loomis, Sayles & Company, L.P.
Salomon Brothers U.S.    New England Investment Management, LLC Salomon Brothers Asset Management Inc
Government
Balanced                 New England Investment Management, LLC Wellington Management Company, LLP
Alger Equity Growth      New England Investment Management, LLC Fred Alger Management, Inc.
Davis Venture Value      New England Investment Management, LLC Davis Selected Advisers, L.P.
Salomon Brothers         New England Investment Management, LLC Salomon Brothers Asset Management Inc
Strategic Bond
Opportunities
MFS Investors            New England Investment Management, LLC Massachusetts Financial Services Company
MFS Research Managers    New England Investment Management, LLC Massachusetts Financial Services Company

  The Harris Oakmark Mid Cap Value Series' sub-adviser was Loomis Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. became the sub-adviser. Harrris Associates became the sub-adviser on May 1, 2000. The Balanced Series' sub-adviser was Loomis Sayles until May 1, 2000, when Wellington Management Company became sub-adviser. The Putnam International Stock

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

Portfolio was substituted for the Morgan Stanley International Magnum Equity Series on December 1, 2000. The Morgan Stanley International Magnum Equity Series is no longer available for investment under the contracts.

  Metropolitan Life Insurance Company is investment adviser for the Metropolitan Series Fund Portfolios. Effective May 1, 2001 and pursuant to a shareholders meeting in April, the investment adviser will change to be MetLife Advisers, LLC. Putnam Investment Management, Inc. is the sub-investment manager of the Putnam Large Cap Growth Portfolio and the Putnam International Stock Portfolio. Putnam Investment Management, Inc. became the sub-investment manager on January 24, 2000. Prior to that time Santander Global Advisors, Inc. served as sub-investment manager.

6. INVESTMENT PURCHASES AND SALES.

  The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 2000:

                                                        PURCHASES      SALES
                                                       ------------ ------------
   Back Bay Advisors Bond Income Series..............  $ 33,798,814 $ 28,672,221
   Back Bay Advisors Money Market Series.............   131,072,679  135,025,163
   Harris Oakmark Mid Cap Value Series...............    21,648,775   13,301,624
   Westpeak Growth and Income Series.................    61,104,548   57,211,010
   Loomis Sayles Small Cap Series....................    90,274,237   29,082,481
   Salomon Brothers U.S. Government Series...........    14,385,259   11,340,240
   Balanced Series...................................    28,316,566   37,564,587
   Alger Equity Growth Series........................   176,354,962   82,558,831
   Morgan Stanley International Magnum Equity Series.    39,483,518   28,400,620
   Davis Venture Value Series........................   130,376,379   57,094,901
   Salomon Brothers Strategic Bond Opportunities
    Series...........................................    17,645,736   17,630,800
   MFS Investors Series..............................    12,830,966    3,929,704
   MFS Research Managers.............................    45,991,878    7,869,866
   Putnam Large Cap Growth Portfolio +...............    16,666,265    2,194,044
   Putnam International Stock Portfolio +............    30,047,628    5,324,906

  --------
  +  For the period May 1, 2000 (Commencement of Operations) to December 31,
     2000.

7. ANNUITY RESERVES.

  For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED


8. INCREASES (DECREASES) IN ACCUMULATION UNITS.

  A summary of units outstanding for variable annuity contracts for the year ended December 31, 2000:

                       BOND            MONEY          MID CAP       GROWTH AND         SMALL           U.S.
                      INCOME          MARKET           VALUE          INCOME            CAP         GOVERNMENT       BALANCED
AGS                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
---               --------------- --------------- --------------- --------------- --------------- --------------- ---------------
Units
 Outstanding
 12/31/99.......  14,185,135.5317 14,978,748.5421 16,341,180.8477 40,417,726.2362 30,704,661.1452 14,531,962.1889 44,497,204.0828
Units Purchased.   1,345,284.3817  7,415,807.0030  3,150,311.7700  4,621,044.2069  7,081,771.5490  1,589,058.2669  3,939,865.5835
Units Redeemed..   3,530,698.8768 11,438,298.8982  5,096,080.0797 11,164,727.8070  5,084,368.5327  3,965,954.6970 14,384,964.3390
                  --------------- --------------- --------------- --------------- --------------- --------------- ---------------
Units
 Outstanding
 12/31/00.......  11,999,721.0366 10,956,256.6469 14,395,412.5380 33,874,042.6361 32,702,064.1615 12,155,065.7588 34,052,105.3273
                  =============== =============== =============== =============== =============== =============== ===============
Unit Value
 12/31/00.......           3.8650          2.2949          2.1202          2.8255          2.5347          1.4206         1.58310
                  =============== =============== =============== =============== =============== =============== ===============

                             EQUITY       INTERNATIONAL      VENTURE          BOND             MFS              MFS
                             GROWTH       MAGNUM EQUITY       VALUE       OPPORTUNITIES  INVESTORS SERIES RESEARCH MANAGER
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                         --------------- --------------- --------------- --------------- ---------------- ----------------
Units Outstanding
 12/31/99............... 56,626,382.4624 27,369,194.8986 58,966,998.5569 30,999,990.3263  2,302,982.7788   1,846,793.2924
Units Purchased......... 10,186,534.2179  2,727,652.0450  5,345,681.1210  1,727,605.6926  2,549,470.6481   7,848,496.9274
Units Redeemed.......... 13,182,620.2110 30,096,846.9436  8,296,567.5507  7,215,431.3970  1,133,785.6288   1,461,792.7775
                         --------------- --------------- --------------- ---------------  --------------   --------------
Units Outstanding
 12/31/00............... 53,630,296.4693          0.0000 56,016,112.1272 25,512,164.6219  3,718,667.7981   8,233,497.4423
                         =============== =============== =============== ===============  ==============   ==============
Unit Value 12/31/00.....          3.1887          1.2676          3.0587          1.5269          1.0041           1.1287
                         =============== =============== =============== ===============  ==============   ==============

                      PUTNAM         PUTNAM
                    LARGE CAP     INTERNATIONAL
                   SUB-ACCOUNT     SUB-ACCOUNT
                  -------------- ---------------
Units
 Outstanding
 05/01/00.......     12,655.9364      4,246.4887
Units Purchased.  1,955,827.5035 32,995,581.9072
Units Redeemed..    223,470.6264  8,077,998.9541
                  -------------- ---------------
Units
 Outstanding
 12/31/00.......  1,745,012.8135 24,921,829.4418
                  ============== ===============
Unit Value
 12/31/00.......          0.7235          1.4940
                  ============== ===============

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED


                       BOND            MONEY          MID CAP       GROWTH AND         SMALL
                      INCOME          MARKET           VALUE          INCOME            CAP       U.S. GOVERNMENT    BALANCED
AGS 98              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------            --------------- --------------- --------------- --------------- --------------- --------------- ---------------
Units
 Outstanding
 12/31/99.......  10,828,514.0535 21,363,853.4941  6,533,739.7610 27,574,789.3153 11,468,962.5318 11,139,816.8193 21,660,900.0532
Units Purchased.   6,776,894.8140 36,970,539.5428  8,362,581.0704 14,069,735.6580 24,343,555.2720  7,796,705.0130 19,933,101.9020
Units Redeemed..   2,866,131.6011 34,538,024.6990  1,922,522.7060  5,172,575.6341  2,249,607.4083  2,879,283.9845 14,439,074.9674
                  --------------- --------------- --------------- --------------- --------------- --------------- ---------------
Units
 Outstanding
 12/31/00.......  14,739,277.2664 23,796,368.3379 12,973,798.1254 36,471,949.3392 33,562,910.3955 16,057,237.8478 27,154,926.9878
                  =============== =============== =============== =============== =============== =============== ===============
Unit Value
 12/31/00.......           3.8316          2.2751          2.1121          2.8147          2.5262          1.4162          1.5782
                  =============== =============== =============== =============== =============== =============== ===============

                                                                                               MFS             MFS
                             EQUITY       INTERNATIONAL      VENTURE          BOND          INVESTORS       RESEARCH
                             GROWTH       MAGNUM EQUITY       VALUE       OPPORTUNITIES      SERIES          MANAGER
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                         --------------- --------------- --------------- --------------- --------------- ---------------
Units Outstanding
 12/31/99............... 35,474,744.9082 14,099,019.4004 33,707,655.7372 10,479,843.9442  3,628,951.6287  3,132,604.2437
Units Purchased......... 35,287,653.6100 21,169,679.1000 40,388,180.3100  8,707,400.1527  9,882,168.2180 26,884,360.4796
Units Redeemed..........  5,781,491.0983 35,268,698.5004 11,327,159.7880  2,680,363.0340  2,274,340.2832  2,087,417.0726
                         --------------- --------------- --------------- --------------- --------------- ---------------
Units Outstanding
 12/31/00............... 64,980,907.4199         0.00000 62,768,676.2592 16,506,881.0629 11,236,779.5635 27,929,547.6507
                         =============== =============== =============== =============== =============== ===============
Unit Value 12/31/00.....          3.1789          1.2637          3.0493          1.5222          1.0033          1.1278
                         =============== =============== =============== =============== =============== ===============

                      PUTNAM          PUTNAM
                     LARGE CAP     INTERNATIONAL
                    SUB-ACCOUNT     SUB-ACCOUNT
                  --------------- ---------------
Units
 Outstanding
 05/01/00.......     121,074.2200     28,582.3500
Units Purchased.  20,366,299.5516 35,098,058.3354
Units Redeemed..   6,474,636.7762  1,547,789.8950
                  --------------- ---------------
Units
 Outstanding
 12/31/00.......  14,012,736.9954 33,578,850.7904
                  =============== ===============
Unit Value
 12/31/00.......           0.7232          1.4867
                  =============== ===============

                         INDEPENDENT AUDITORS' REPORT

New England Life Insurance Company:

  We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2000 and 1999, and the related consolidated statements of income and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

                       NEW ENGLAND LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                           DECEMBER 31, 2000 AND 1999
               (IN THOUSANDS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                           2000        1999
                                                        ----------  ----------
ASSETS
Investments:
  Fixed Maturities, Available for Sale, at Estimated
   Fair Value.......................................... $  245,366  $  735,697
  Equity Securities, at Fair Value.....................     24,198      22,685
  Policy Loans.........................................    233,816     181,995
  Short-Term Investments...............................      9,554      62,619
  Other Invested Assets................................     82,378      16,798
                                                        ----------  ----------
   Total Investments...................................    595,312   1,019,794
Cash and Cash Equivalents..............................     44,584      84,371
Deferred Policy Acquisition Costs......................  1,020,830     930,703
Accrued Investment Income..............................     20,116      29,940
Premiums and Other Receivables.........................    121,285     119,750
Other Assets...........................................    110,064     105,982
Separate Account Assets................................  5,651,320   4,840,029
                                                        ----------  ----------
    TOTAL ASSETS....................................... $7,563,511  $7,130,569
                                                        ==========  ==========
LIABILITIES AND EQUITY
LIABILITIES
Future Policy Benefits................................. $  190,298  $  614,927
Policyholder Account Balances..........................    411,940     325,385
Other Policyholder Funds...............................    249,344     245,339
Policyholder Dividends Payable.........................      1,530         977
Short and Long-Term Debt...............................     --          75,053
Income Taxes Payable:
  Current..............................................      3,021         (77)
  Deferred.............................................     19,998      38,669
Due to Parent..........................................     88,418      72,247
Other Liabilities......................................     90,507      64,717
Separate Account Liabilities...........................  5,651,320   4,840,029
                                                        ----------  ----------
   TOTAL LIABILITIES...................................  6,706,376   6,277,266
                                                        ----------  ----------
Commitments and Contingencies (Notes 4, 8 and 9)
EQUITY
Common Stock, $125.00 par value; 50,000 shares
 authorized, 20,000 shares issued and outstanding......      2,500       2,500
Preferred Stock, $0.00 par value; 1,000,000 shares
 authorized, 200,000 shares issued and outstanding.....     --          --
Contributed Capital....................................    647,273     647,273
Retained Earnings......................................    215,920     214,528
Accumulated Other Comprehensive Income.................     (8,558)    (10,998)
                                                        ----------  ----------
   TOTAL EQUITY........................................    857,135     853,303
                                                        ----------  ----------
TOTAL LIABILITIES AND EQUITY........................... $7,563,511  $7,130,569
                                                        ==========  ==========

          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
               (IN THOUSANDS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                      2000      1999      1998
                                                    --------  --------  --------
REVENUES
Premiums..........................................  $125,219  $123,638  $100,689
Universal Life and Investment-Type Product Policy
 Fees.............................................   231,895   220,841   173,766
Net Investment Income.............................    63,260    68,498    49,077
Investment Gains (Losses), Net....................   (28,338)    2,922     5,610
Commissions, Fees and Other Income................   368,126   265,891   192,411
                                                    --------  --------  --------
   TOTAL REVENUES.................................   760,162   681,790   521,553
                                                    --------  --------  --------
BENEFITS AND OTHER DEDUCTIONS
Policyholder Benefits.............................   149,845   193,293   149,687
Interest Credited to Policyholder Account
 Balances.........................................    19,534    10,721     7,735
Policyholder Dividends............................    17,846    20,827    22,989
Other Operating Costs and Expenses................   535,874   381,881   316,659
                                                    --------  --------  --------
   TOTAL BENEFITS AND OTHER DEDUCTIONS............   723,099   606,722   497,070
                                                    --------  --------  --------
Income From Operations Before Income Taxes........    37,063    75,068    24,483
Income Taxes......................................    25,132    29,344    13,046
                                                    --------  --------  --------
   NET INCOME.....................................  $ 11,931  $ 45,724  $ 11,437
                                                    --------  --------  --------
Other Comprehensive Income (Loss), Net of Tax:
  Unrealized Investment Gains (Losses) (Net of
   Related Offsets, Reclassification Adjustments
   and Income Taxes, of $25,284, $(23,769), and
   $925 Respectively..............................     2,440   (28,437)       92
                                                    --------  --------  --------
COMPREHENSIVE INCOME..............................  $ 14,371  $ 17,287  $ 11,529
                                                    ========  ========  ========

          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF EQUITY

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
               (IN THOUSANDS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                         ACCUMULATED
                              CAPITAL STOCK &               OTHER
                                CONTRIBUTED   RETAINED  COMPREHENSIVE
                                  CAPITAL     EARNINGS     INCOME      TOTAL
                              --------------- --------  ------------- --------
BALANCES AT DECEMBER 31,
 1997........................    $449,773     $166,422    $ 17,347    $633,542
Net Income...................       --          11,437       --         11,437
Change in Net Unrealized
 Investment Gains (Losses)...       --           --             92          92
Contributed Capital..........     200,000        --          --        200,000
                                 --------     --------    --------    --------
BALANCES AT DECEMBER 31,
 1998........................     649,773      177,859      17,439     845,071
Net Income...................       --          45,724       --         45,724
Preferred Stock Dividends....       --          (9,055)      --         (9,055)
Change in Net Unrealized
 Investment Gains (Losses)...       --           --        (28,437)    (28,437)
                                 --------     --------    --------    --------
BALANCES AT DECEMBER 31,
 1999........................     649,773      214,528     (10,998)    853,303
Net Income...................       --          11,931       --         11,931
Preferred Stock Dividends....       --         (10,539)      --        (10,539)
Change in Net Unrealized
 Investment Gains (Losses)...       --           --          2,440       2,440
                                 --------     --------    --------    --------
BALANCES AT DECEMBER 31,
 2000........................    $649,773     $215,920    $ (8,558)   $857,135
                                 ========     ========    ========    ========


          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

             FOR THE YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
               (IN THOUSANDS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                2000        1999       1998
                                             -----------  ---------  ---------
NET CASH USED IN OPERATING ACTIVITIES......  $  (655,313) $(159,314) $(311,296)
                                             -----------  ---------  ---------
Cash Flows from Investing Activities:
  Sales, Maturities and Repayments of:
   Available for Sale Fixed Maturities.....      586,894    114,478    164,566
   Equity Securities.......................       34,945      2,491     39,333
   Other, Net..............................      251,615         (1)       721
   Sales of Subsidiary.....................      (54,116)         0          0
  Purchases of:
   Available for Sale Fixed Maturities.....      (86,932)  (157,761)  (184,810)
   Equity Securities.......................       (8,521)    (9,590)   (80,066)
   Real Estate.............................          (86)    (3,251)    (3,644)
   Fixed Asset Property and Equipment......            0          0     (1,459)
   Other Assets............................     (321,386)      (302)       (89)
  Net Change in Short-Term Investments.....       53,065    (10,334)   (24,341)
  Net Change in Policy Loans...............      (51,821)   (46,195)   (31,017)
  Other, Net...............................         (259)    23,443      1,631
                                             -----------  ---------  ---------
NET CASH PROVIDED BY (USED IN) INVESTING
 ACTIVITIES................................      403,398    (87,022)  (119,175)
                                             -----------  ---------  ---------
Cash Flows from Financing Activities:
  Capital Contributions....................            0          0    200,000
  Preferred Stock..........................      (10,539)    (9,055)         0
  Repayment of Debt........................      (77,258)   (13,232)    (8,670)
  Policyholder Account Balances:
   Deposits................................    1,871,760    517,551    358,090
   Withdrawals.............................   (1,571,835)  (242,388)  (149,499)
  Financial Reinsurance Receivables........            0     34,233          0
                                             -----------  ---------  ---------
NET CASH PROVIDED BY FINANCING ACTIVITIES..      212,128    287,109    399,921
                                             -----------  ---------  ---------
Change in Cash and Cash Equivalents........      (39,787)    40,773    (30,550)
Cash and Cash Equivalents, Beginning of
 Year......................................       84,371     43,598     74,148
                                             -----------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR.....  $    44,584  $  84,371  $  43,598
                                             ===========  =========  =========
Supplemental Cash Flow Information:
  Interest Paid............................  $     7,187  $      87  $   3,830
                                             ===========  =========  =========
  Income Taxes Paid........................  $    22,317  $  30,045  $  14,118
                                             ===========  =========  =========

          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                 2000       1999       1998
                                              ---------  ---------  ---------
NET INCOME................................... $  11,931  $  45,724  $  11,437
Adjustments to Reconcile Net Income to Net
 Cash Provided by (Used in) Operating
 Activities:
  Change in Deferred Policy Acquisition
   Costs, Net................................  (101,313)  (186,467)  (145,787)
  Change in Accrued Investment Income........     9,824     (8,138)    (3,090)
  Change in Premiums and Other Receivables...    (1,535)    25,367    (82,081)
  Gains from Sales of Investments, Net.......   (28,338)    (2,922)    (5,610)
  Depreciation and Amortization Expenses.....    12,905     13,700     13,137
  Interest Credited to Policyholder Account
   Balances..................................    19,534     10,721      7,735
  Universal Life and Investment-Type Product
   Policy Fee Income.........................  (231,895)  (220,841)  (173,766)
  Change in Future Policy Benefits...........  (424,629)    53,181     61,317
  Change in Other Policyholder Funds.........     4,005     59,084     73,814
  Change in Policyholder Dividends Payable...       553        368        188
  Change in Income Taxes Payable.............   (11,490)   (26,871)     2,358
  Other, Net.................................    85,135     77,780    (70,948)
                                              ---------  ---------  ---------
NET CASH USED IN OPERATING ACTIVITIES........ $(655,313) $(159,314) $(311,296)
                                              =========  =========  =========

          See accompanying notes to consolidated financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
          (DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE STATED.)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 BUSINESS

  New England Life Insurance Company and its subsidiaries (the Company or NELICO) is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company (MetLife). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, fixed annuity contracts, pension products, as well as, group life, medical, and disability coverage.

  Prior to the merger of New England Mutual Life Insurance Company (NEMLICO) with MetLife on August 30, 1996, New England Life Insurance Company (NELICO), formerly known as New England Variable Life Insurance Company (NEVLICO) was a subsidiary of NEMLICO. As a result of the merger, NEMLICO ceased to exist as a separate mutual life insurance company, and NELICO became a subsidiary of MetLife. NELICO has continued after the merger to conduct its existing business as well as administer the business activities of the former parent NEMLICO. (Note 13)

  Certain companies that were subsidiaries of NEMLICO became subsidiaries of NELICO as of the merger. The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company and Newbury Insurance Company, Limited, for insurance operations and New England Securities Corporation and New England Investment Management, Inc. for other operations. On February 28, 1998, NELICO created and became the sole owner of New England Life Holdings, Inc. which was established as a holding company for the non-insurance operations of the Company, principally, New England Securities and New England Investment Management. On April 30, 1999, the Company acquired all of the outstanding stock of NL Holding Corporation and its wholly owned subsidiaries, Nathan and Lewis Securities, Inc., and Nathan and Lewis Associates, Inc. Subsequent to the acquisition,
NL Holding Corporation was transferred to New England Life Holdings, Inc.
On November 5, 1999, New England Financial Distributors, a Limited Liability Corporation, was formed in which Nelico owns a 95% interest. On October 31, 2000, Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to Metlife, Inc. the parent company of Nelico. The principal business activities of the subsidiaries are disclosed below.

  New England Pension and Annuity Company (NEPA) was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

  Newbury Insurance Company, Limited (Newbury) was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

  New England Securities Corporation (NES), a National Association of Securities Dealers (NASD) registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities.
In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission (SEC) and now offers individually managed portfolios.
NES is the national distributor for variable annuity and variable life products issued by NELICO.

                      NEW ENGLAND LIFE INSURANCE COMPANY

  New England Investment Management, LLC (NEIM), which changed its name from TNE Advisers, Inc. in March 2000, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. NEIM was organized to serve as an investment adviser to certain series of the New England Zenith Fund.

  NL Holding Corporation and subsidiaries (NL Holding) engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a National Association of Securities Dealers (NASD) registered broker/dealer. N&L Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

  New England Financial Distributors, LLC (NEFD), was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

 BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Commonwealth of Massachusetts Division of Insurance (the "Division") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Massachusetts Insurance Law. No consideration is given by the Division to financial statements prepared in accordance with accounting principles generally accepted in the United States of America in making such determination.

  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, investment allowances and the liability for future policyholder benefits. Actual results could differ from those estimates.

 PRINCIPLES OF CONSOLIDATION

  The accompanying consolidated financial statements include the accounts of New England Life Insurance and its subsidiaries, partnerships and joint ventures in which NELICO has a controlling interest. All material intercompany accounts and transactions have been eliminated.

  The Company accounts for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but more than a minimal interest, under the equity method of accounting.

  Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2000 presentation.

 INVESTMENTS

  The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary.

                      NEW ENGLAND LIFE INSURANCE COMPANY

These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

  Policy loans are stated at unpaid principal balances, which approximates fair value.

  Short-term investments are stated at amortized cost, which approximates fair value.

  Other invested assets are reported at their estimated fair value.

 CASH AND CASH EQUIVALENTS

  Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

 PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, which generally range from 4 to 15 years or the term of the lease, if shorter. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

  Accumulated depreciation on property and equipment and amortization of leasehold improvements was $54,427 and $45,320 at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $10,555, $11,350 and $11,570 for the years ended December 31, 2000, 1999 and 1998, respectively.

 DEFERRED POLICY ACQUISITION COSTS

  The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Actual gross profits can vary from management's estimates resulting in increases and decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

  Deferred policy acquisition costs for non-medical health policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                      NEW ENGLAND LIFE INSURANCE COMPANY

  Information regarding deferred policy acquisition costs is as follows:

                                                   YEARS ENDED DECEMBER 31
                                                 ------------------------------
                                                    2000       1999      1998
                                                 ----------  --------  --------
   Balance at January 1........................  $  930,703  $710,961  $565,769
   Capitalized during the year.................     223,651   216,913   182,943
                                                 ----------  --------  --------
      Total....................................   1,154,354   927,874   748,712
   Amortization allocated to:
     Net realized investment gains.............         395      (616)   (5,282)
     Unrealized investment gains (losses)......     (23,770)   33,276      (595)
     Other Expenses............................    (110,149)  (29,831)  (31,874)
                                                 ----------  --------  --------
      Total amortization.......................    (133,524)    2,829   (37,751)
   Balance at December 31......................  $1,020,830  $930,703  $710,961
                                                 ==========  ========  ========

  Amortization of deferred policy acquisition costs is allocated to
(1) realized investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been realized and
(3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

  Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

 ACQUISITIONS

  The Company acquired certain assets and assumed certain liabilities of NL Holding Corporation effective April 30, 1998. The acquisition was accounted for under the purchase method of accounting and is included in the financial statements as of the effective date of the transition. The cost of the acquisition was $35,082, which represents an initial cash settlement and payment of direct acquisition costs of $27,873, as well as, accrued contingent payment arrangements of $7,209 anticipated to be paid to the sellers over a three year period ending December 31, 2000. Goodwill of $23,498 was recorded, to be amortized on a straight-line basis over a ten year period.

  The 1998 and 1997 pro forma, unaudited financial data shown as follows presents the effect of the acquisition as if it had occurred at the beginning of the respective reporting periods. The pro forma financial data does not necessarily reflect the results of operations that would have been obtained had the acquisition occurred on the assumed date, nor is the financial data necessarily indicative of the results of the combined entities that may be achieved for any future period.

 PRO FORMA IMPACT OF ACQUISITION

                                                                  YEARS ENDED
                                                                 DECEMBER 31,
                                                               -----------------
                                                                 1998     1997
                                                               -------- --------
   Revenue.................................................... $557,229 $381,691
                                                               ======== ========
   Net Income................................................. $ 10,311 $ 25,049
                                                               ======== ========

                      NEW ENGLAND LIFE INSURANCE COMPANY

 OTHER INTANGIBLE ASSETS

  The excess of cost over the fair value of net assets acquired, which represents goodwill, and the value of business acquired are included in other assets. Goodwill is amortized on a straight-line basis over 10 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments would be recognized in operating results if a permanent diminution in value is deemed to have occurred.

  EXCESS OF PURCHASE PRICE OVER FAIR VALUE OF NET ASSETS ACQUIRED

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                      2000     1999     1998
                                                     -------  -------  -------
   Net Balance, January 1........................... $19,581  $21,931  $     0
     Acquisitions...................................       0        0   23,498
     Amortization...................................  (2,350)  (2,350)  (1,567)
                                                     -------  -------  -------
   Net Balance, December 31......................... $17,231  $19,581  $21,931
                                                     =======  =======  =======
   December 31
     Accumulated Amortization....................... $(6,267) $(3,917) $(1,567)
                                                     =======  =======  =======

 FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 4% to 4.5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

  Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 4% to 7%.

  Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rates used in establishing such liabilities range from 4% to 6.5%. Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 3.8% to 7.5%, less expense and mortality charges and withdrawals.

  The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

 RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated life of the policies.

                      NEW ENGLAND LIFE INSURANCE COMPANY

  Premiums related to non-medical health contracts are recognized as income when due.

  Premiums related to variable life and universal life contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality recognized ratably over the policy period, policy administration charges recognized as services are provided and surrender charges recognized as earned. Amounts that are charged to operations include interest credited to policyholders and benefit claims incurred in excess of related policyholder account balances.

  Premiums related to investment-type contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for contract administration charges recognized ratably over the policy period. Amounts that are charged to operations include interest credited to policyholders.

 DIVIDENDS TO POLICYHOLDERS

  Dividends to policyholders are determined annually by the board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

 PARTICIPATING BUSINESS

  Participating business represented approximately 3.29% and 3.49% of the Company's life insurance in force, and 8.68% and 8.30% of the number of life insurance policies in force at December 31, 2000 and 1999, respectively. Participating policies represented approximately 54.96%, 56.77% and 95.78% of gross life insurance premiums, for the years ended December 31, 2000, 1999 and 1998, respectively.

 INCOME TAXES

  NELICO and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the Internal Revenue Code. Non-Includable subsidiaries file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

 REINSURANCE

  The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

 SEPARATE ACCOUNTS

  Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceeds the Separate Account liabilities. Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts, investment income, and realized and unrealized gains and losses on

                      NEW ENGLAND LIFE INSURANCE COMPANY
the investments of the Separate Account accrue directly to contract holders and, accordingly, are not reflected in the Company's financial statements. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues. See Note 14.

 APPLICATION OF ACCOUNTING PRONOUNCEMENTS

  Effective January 1, 1999, the Company adopted Statement of Position ("SOP") 98-5, Reporting on the Costs of Start-Up Activities ("SOP 98-5"). SOP 98-5 broadly defines start-up activities. SOP 98-5 requires costs of start-up activities and organization costs to be expensed as incurred. Adoption of SOP 98-5 did not have a material effect on the Company's consolidated financial statements.

  Effective January 1, 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use ("SOP 98-1"). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. The adoption of SOP 98-1 resulted in the capitalization of $6 million of software costs, which would have otherwise been expensed in 1999.

  Effective January 1, 1999, the Company adopted SOP 97-3, Accounting for Insurance and Other Enterprises for Insurance Related Assessments ("SOP 97-3"). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. Adoption of SOP 97-3 did not have a material effect on the Company's consolidated financial statements.

  Statement of Financial Accounting Standards ("SFAS No. 133"), Accounting for Derivative Instruments and Hedging Activities, is effective for all fiscal years beginning after June 15, 2000. SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. Under SFAS 133, certain contracts that were not formerly considered derivatives may now meet the definition of a derivative. The Company will adopt SFAS effective January 1, 2001. Management does not expect the adoption of SFAS 133 to have a significant impact on the financial position, results of operations, or cash flows of the Company.

  In October 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing or underwriting risk and 4) have an indeterminate risk. The Company was required to adopt SOP 98-7 as of January 1, 2000. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

  In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF NO. 99-20"). This pronouncement requires investors in certain asset backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company currently is in the process of quantifying the impact of EITF No. 99-20, the provisions of the consensus are not expected to have a material impact on the Company's consolidated financial statements.

  In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125 ("SFAS 140"). SFAS 140 is effective for

                      NEW ENGLAND LIFE INSURANCE COMPANY
transfers and extinguishments of liabilities occurring after March 31, 2001 and is effective for disclosures about securitizations and collateral and for recognition and reclassification of collateral for fiscal years ending after December 15, 2000. The Company is in the process of quantifying the impact, if any, of the provisions of SFAS 140 effective for future periods.

  Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying generally accepted accounting principles to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the company's consolidated financial statements.

2. NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

  The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                      2000     1999     1998
                                                     -------  -------  -------
   Fixed maturities................................. $48,559  $54,490  $53,467
   Equity securities................................   2,122   13,896   (9,118)
   Real estate......................................      85      831    4,149
   Policy Loans.....................................  11,939    9,157    6,855
   Cash, cash equivalents and short-term
    Investments.....................................     412    3,494      861
   Other investment income..........................   4,993   (7,529)      76
                                                     -------  -------  -------
   Gross investment income..........................  68,110   74,339   56,290
   Investment expenses..............................  (4,850)  (5,841)  (7,213)
                                                     -------  -------  -------
   Net investment income............................ $63,260  $68,498  $49,077
                                                     =======  =======  =======

  Realized investment gains (losses), net, including changes in valuation allowances, are summarized as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                        2000     1999   1998
                                                      --------  ------ -------
   Fixed maturities.................................. $   (373) $  850 $10,899
   Equity securities.................................  (27,564)   --     --
   Other invested assets.............................     (796)  2,688      (7)
                                                      --------  ------ -------
     Subtotal........................................  (28,733)  3,538  10,892
   Less: Amounts allocable to amortization of
    deferred policy acquisition costs................     (395)    616   5,282
                                                      --------  ------ -------
   Investment gains (losses), net.................... $(28,338) $2,922 $ 5,610
                                                      ========  ====== =======

  Realized investment gains (losses) have been reduced by (1) deferred policy acquisition amortization to the extent that such amortization results from realized investment gains and losses, (2) additions to future policy benefits resulting from the need to establish additional liabilities due to the recognition of investment gains, and (3) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholders' accounts. This presentation may not be comparable to presentations made by other insurers.

                      NEW ENGLAND LIFE INSURANCE COMPANY

  The changes in unrealized investment gains (losses), net, included in accumulated other comprehensive income, are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2000      1999     1998
                                                   --------  --------  -------
   Balance at January 1..........................  $(10,998) $ 17,439  $17,347
     Change in unrealized investment gains
      (losses)...................................     5,812   (73,813)     391
     Change in unrealized investment gains
      (losses)...................................
      Attributable to:
      Deferred policy acquisition costs..........   (10,575)   33,276     (595)
      Deferred income tax (expense) benefit......     7,203    12,100      296
                                                   --------  --------  -------
   Balance at December 31........................  $ (8,558) $(10,998) $17,439
                                                   ========  ========  =======

  The components of unrealized investment gains (losses), net, included in accumulated other comprehensive income, are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      2000      1999     1998
                                                     -------  --------  -------
   Balance, end of year, comprised of:
     Unrealized investment gains (losses) on:
      Fixed maturities.............................  $(5,060) $(35,205) $40,928
      Equity securities............................   (1,330)    3,511    1,191
      Other........................................      (19)    --       --
                                                     -------  --------  -------
                                                      (6,409)  (31,694)  42,119
   Amounts of unrealized investment gains (losses)
     Attributable to:
      Deferred policy acquisition costs............   (6,292)   17,478  (15,798)
      Deferred income tax (expense) benefit........    4,143     3,218   (8,882)
                                                     -------  --------  -------
   Balance, end of year............................  $(8,558) $(10,998) $17,439
                                                     =======  ========  =======

3. INVESTMENTS

 FIXED MATURITIES AND EQUITY SECURITIES

  The amortized cost, gross unrealized gain (loss) and estimated fair value of fixed maturities and equity securities, by category, are shown below.

 AVAILABLE FOR SALE SECURITIES

                                                             GROSS
                                                          UNREALIZED   ESTIMATED
                                               AMORTIZED -------------   FAIR
                                                 COST     GAIN   LOSS    VALUE
                                               --------- ------ ------ ---------
   DECEMBER 31, 2000
   Fixed Maturities:
     U.S. Treasury Securities and obligations
      of U.S. Government corporations and
      agencies...............................  $ 28,290  $   90 $  327 $ 28,053
     Foreign governments.....................    25,799     204    617   25,386
     Corporate...............................   170,856   2,428  6,214  167,070
     Mortgage-backed securities..............    25,481     458  1,082   24,857
                                               --------  ------ ------ --------
   Total Fixed Maturities....................  $250,426  $3,180 $8,240 $245,366
                                               ========  ====== ====== ========
   Equity Securities:
     Common Stocks...........................    25,528   2,120  3,450   24,198
                                               --------  ------ ------ --------
   Total Equity Securities...................  $ 25,528  $2,120 $3,450 $ 24,198
                                               ========  ====== ====== ========

                      NEW ENGLAND LIFE INSURANCE COMPANY

  AVAILABLE FOR SALE SECURITIES

                                                          GROSS
                                                        UNREALIZED
                                            AMORTIZED -------------- ESTIMATED
                                              COST     GAIN   LOSS   FAIR VALUE
                                            --------- ------ ------- ----------
   DECEMBER 31, 1999
   Fixed Maturities:
     U.S. Treasury Securities and
      obligations of U.S. Government
      corporations and agencies............ $ 33,909  $   20 $   439  $ 33,490
     Foreign governments...................   20,748     201     581    20,368
     Corporate.............................  670,602   5,074  40,237   635,439
     Mortgage-backed securities............   44,470     934     203    45,201
     Other.................................    1,199    --     --        1,199
                                            --------  ------ -------  --------
   Total Fixed Maturities.................. $770,928  $6,229 $41,460  $735,697
                                            ========  ====== =======  ========
   Equity Securities:
     Common Stocks.........................   19,174   4,191     680    22,685
                                            --------  ------ -------  --------
   Total Equity Securities................. $ 19,174  $4,191 $   680  $ 22,685
                                            ========  ====== =======  ========

  The amortized cost and estimated fair value of fixed maturities classified as available for sale, by contractual maturity, at December 31, 2000 are shown below.

                                                            AMORTIZED ESTIMATED
                                                              COST    FAIR VALUE
                                                            --------- ----------
   Due in one year or less................................  $ 19,555   $ 19,454
   Due after one year through five years..................    93,551     91,606
   Due after five years through ten years.................    88,953     87,075
   Due after ten years....................................    22,886     22,374
                                                            --------   --------
      Subtotal............................................  $224,945   $220,509
   Mortgage-backed securities.............................    25,481     24,857
                                                            --------   --------
   Total..................................................  $250,426   $245,366
                                                            ========   ========

  Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  Sales of fixed maturities and equity securities are as follows:

                                                         2000    1999     1998
                                                       -------- ------- --------
   Fixed Maturities
     Proceeds......................................... $117,466 $64,925 $120,416
     Gross realized gains............................. $    476 $ 1,897 $ 10,901
     Gross realized losses............................ $    849 $ 1,047 $      2
   Equity Securities
     Proceeds......................................... $  1,762 $ 2,491 $ 39,333
     Gross realized gains............................. $    190 $   --  $    --
     Gross realized losses............................ $    183 $   --  $    --

  Excluding investments in U.S. governments and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

 STATUTORY DEPOSITS

  The Company had assets on deposit with regulatory agencies of $6,245 and $6,245 at December 31, 2000 and 1999, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY

4. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

  The Company assumes and cedes reinsurance with other insurance companies. The company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The consolidated statements of income are presented net of reinsurance ceded.

  Effective July 1, 1999, the Company reinsured the general account liability for certain group pension variable contracts assumed from Sun Life Assurance Company of Canada (U.S.). The initial liability assumed included in Policyholder Account Balances was $44,431 at December 31, 1999, and was $25,902 at December 31, 2000.

  The effect of reinsurance on premiums earned is as follows:

                                                    2000       1999      1998
                                                  ---------  --------  --------
   Direct premiums............................... $ 220,856  $163,159  $110,768
   Reinsurance assumed...........................    11,670    57,479    58,329
   Reinsurance ceded.............................  (107,307)  (97,000)  (68,408)
                                                  ---------  --------  --------
   Net premiums earned........................... $ 125,219  $123,638  $100,689
                                                  =========  ========  ========

  Reinsurance recoverables, included in other receivables, were $80,195 and $83,091 at December 31, 2000 and 1999, respectively.

  Reinsurance and ceded commissions payables, included in other liabilities, were $0 and $23,400 at December 31, 2000 and 1999, respectively.

  The following provides an analysis of the activity in the liability for benefits relating to group accident and nonmedical health policies and contracts:

                                                        YEARS ENDED DECEMBER 31,
                                                        -----------------------
                                                          2000    1999    1998
                                                         ------  ------  ------
   Balance at January 1................................. $3,932  $1,953  $  809
     Less: Reinsurance recoverables.....................  3,147   1,565     647
                                                         ------  ------  ------
   Net balance at January 1.............................    785     388     162
                                                         ------  ------  ------
   Incurred related to:
     Current year.......................................    541     472     303
     Prior years........................................   (367)    (33)    (57)
                                                         ------  ------  ------
                                                            174     439     246
                                                         ------  ------  ------
   Paid related to:
     Current year.......................................     28      23       2
     Prior years........................................     73      19      18
                                                         ------  ------  ------
                                                            101      42      20
                                                         ------  ------  ------
   Balance at December 31...............................    857     785     388
     Add: Reinsurance recoverables......................  3,444   3,147   1,565
                                                         ------  ------  ------
   Balance at December 31............................... $4,301  $3,932  $1,953
                                                         ======  ======  ======

                      NEW ENGLAND LIFE INSURANCE COMPANY

5. INCOME TAXES

  The provision for income tax expense (benefit) in the consolidated statements of income is shown below:

                                                       CURRENT DEFERRED   TOTAL
                                                       ------- --------  -------
   2000
   Federal............................................ $36,449 $(12,302) $24,147
   State and Local....................................   --         985      985
                                                       ------- --------  -------
   Total.............................................. $36,449 $(11,317) $25,132
                                                       ======= ========  =======
   1999
   Federal............................................ $20,910 $  8,134  $29,044
   State and Local....................................   --         300      300
                                                       ------- --------  -------
   Total.............................................. $20,910 $  8,434  $29,344
                                                       ======= ========  =======
   1998
   Federal............................................ $13,734 $   (788) $12,946
   State and Local....................................   --         100      100
                                                       ------- --------  -------
   Total.............................................. $13,734 $   (688) $13,046
                                                       ======= ========  =======

  Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2000     1999    1998
                                                      -------  ------- -------
   Income before taxes............................... $37,063  $75,068 $24,483
   Income tax rate...................................     35%      35%     35%
                                                      -------  ------- -------
   Expected income tax expense at federal statutory
    income tax rate..................................  12,972   26,274   8,569
   Tax effect of:
     Tax exempt investment income....................     (16)   --       (100)
     State and local income taxes....................     985      300     100
     Tax credits.....................................   --       --       (100)
     Sale of Subsidiaries............................   9,595    --      --
     Prior year taxes................................       8      684   --
     Other, net......................................   1,588    2,086   4,577
                                                      -------  ------- -------
   Income Tax Expense................................ $25,132  $29,344 $13,046
                                                      =======  ======= =======

  Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                               2000      1999
                                                             --------  --------
   Deferred tax assets:
     Policyholder liabilities...............................  282,720   233,504
     Tax Loss Carry-forwards................................    9,595
     Unrealized investment losses, net......................    4,143     3,218
     Other, net.............................................   11,265    15,035
                                                             --------  --------
   Total gross assets.......................................  307,723   251,757
                                                             --------  --------
   Less: Valuation Allowance................................    9,595     --
                                                             --------  --------
   Assets, Net of Valuation Allowance.......................  298,128   251,757
                                                             --------  --------
   Deferred tax liabilities:
     Investments............................................   (2,489)     (216)
     Deferred policy acquisition costs...................... (298,465) (267,249)
     Other, net.............................................  (17,172)  (22,961)
                                                             --------  --------
   Total gross liabilities.................................. (318,126) (290,426)
                                                             --------  --------
   Net deferred tax liability...............................  (19,998)  (38,669)
                                                             ========  ========

                      NEW ENGLAND LIFE INSURANCE COMPANY

6. EMPLOYEE BENEFIT PLANS

  Effective January 1, 2001, the Company's employees became employees of Metropolitan Life Insurance Company and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.
The Company's funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes.

                                                    DECEMBER 31,
                                         --------------------------------------
                                         PENSION BENEFITS     OTHER BENEFITS
                                         ------------------  ------------------
                                           2000      1999      2000      1999
                                         --------  --------  --------  --------
CHANGE IN PROJECTED BENEFIT OBLIGATION
Projected benefit obligation at
 beginning of year.....................  $254,789  $252,487  $ 46,622  $ 48,987
Service cost...........................     6,969     8,172       774       973
Interest cost..........................    19,946    18,488     3,249     3,351
Actuarial gain.........................    12,541   (15,914)   (1,911)   (3,214)
Divestitures...........................     --        --        --        --
Curtailments...........................     --        --        --        --
Terminations...........................     --        --        --        --
Change in benefits.....................     --        --        --        --
Benefits paid..........................    (8,445)   (8,444)   (3,382)   (3,475)
                                         --------  --------  --------  --------
Projected benefit obligation at end of
 year..................................  $285,800  $254,789  $ 45,352  $ 46,622
                                         --------  --------  --------  --------
CHANGE IN PLAN ASSETS
Contract value of plan assets at
 beginning of year.....................  $210,223  $184,803  $  --     $  --
Actual return on plan assets...........     6,676    25,300     --        --
Employer contribution..................     4,908     7,620     --        --
Benefits paid..........................    (8,445)   (7,500)    --        --
                                         --------  --------  --------  --------
Contract value of plan assets at end of
 year..................................  $213,362  $210,223  $  --     $  --
                                         --------  --------  --------  --------
Under funded...........................  $(72,438) $(44,566) $(45,352) $(46,622)
Unrecognized net asset at transition...     --         (503)    --        --
Unrecognized net actuarial gains
 (losses)..............................    31,474     7,681   (20,769)  (20,068)
Unrecognized prior service cost........    15,029    15,942        (7)       (8)
                                         --------  --------  --------  --------
Accrued benefit cost...................  $(25,935) $(21,446) $(66,128) $(66,698)
                                         ========  ========  ========  ========
Qualified plan prepaid (accrued)
 pension cost..........................  $ (3,219) $ (2,675) $  --     $  --
Non-qualified plan prepaid (accrued)
 pension cost..........................   (22,716)  (18,771)    --        --
                                         --------  --------  --------  --------
Accrued benefit cost...................  $(25,935) $(21,446) $  --     $  --
                                         ========  ========  ========  ========

  The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                NON-QUALIFIED
                           QUALIFIED PLAN           PLAN                TOTAL
                          ------------------  ------------------  ------------------
                            2000      1999      2000      1999      2000      1999
                          --------  --------  --------  --------  --------  --------
Aggregate projected
 benefit obligation.....  $245,000  $224,653  $ 40,800  $ 30,136  $285,800  $254,789
Aggregate contract value
 of plan assets
 (principally Company
 contracts).............   213,362   210,223     --        --      213,362   210,223
                          --------  --------  --------  --------  --------  --------
Over/(Under) funded.....  $(31,638) $(14,430) $(40,800) $(30,136) $(72,438) $(44,566)
                          ========  ========  ========  ========  ========  ========

                      NEW ENGLAND LIFE INSURANCE COMPANY

  The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                                       OTHER
                                                  PENSION BENEFITS   BENEFITS
                                                  ----------------- -----------
                                                    2000     1999   2000  1999
                                                  -------- -------- ----- -----
    WEIGHTED AVERAGE ASSUMPTIONS AS OF
     DECEMBER 31,
    Discount rate..............................      7.75%    7.00% 7.50% 7.75%
    Expected return on plan assets.............      9.00%    8.50%  --    --
    Rate of compensation increase..............      5.50%    5.50%  --    --

  The assumed health care cost trend rate used in measuring the accumulated nonpension postretirement benefit obligation was generally 6.6% in 2000, gradually decreasing to 5.00% over five years and generally 7.00% in 1999, gradually decreasing to 5.00% over five years.

  Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                 ONE % INCREASE ONE % DECREASE
                                                 -------------- --------------
   Effect on total of service and interest cost
    components..................................     67,383         (85,414)
   Effect on accumulated postretirement benefit
    obligation..................................    806,000        (993,000)

  The components of periodic benefit costs were as follows:

                                 PENSION BENEFITS            OTHER BENEFITS
                            ----------------------------  -----------------------
                              2000      1999      1998     2000     1999    1998
                            --------  --------  --------  -------  ------  ------
   Service cost............ $  6,969  $  8,172  $  6,927  $   774  $  973  $  942
   Interest cost...........   19,946    18,488    15,878    3,249   3,351   3,267
   Expected return on plan
    assets.................  (18,593)  (15,698)  (12,866)   --       --      --
   Net amortization and
    deferrals..............    1,074     1,322       669   (1,211)   (934)    167
                            --------  --------  --------  -------  ------  ------
   Net periodic benefit
    cost................... $  9,396  $ 12,284  $ 10,608  $ 2,812  $3,390  $4,376
                            ========  ========  ========  =======  ======  ======

 SAVINGS AND INVESTMENT PLANS

  The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $2,130, $2,187 and $2,252 for the years ended
December 31, 2000, 1999 and 1998, respectively.

7. LEASES

  In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenue. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sub-rental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                  RENTAL SUB-RENTAL GROSS RENTAL
                                                  INCOME   INCOME     EXPENSE
                                                  ------ ---------- ------------
     2001........................................  $ 72     $--        $  373
     2002........................................    75      --           373
     2003........................................    64      --           373
     2004........................................   --       --          --
     2005........................................   --       --          --
     Thereafter..................................   --       --          --
                                                   ----     ---        ------
     Total.......................................  $211     $--        $1,119
                                                   ====     ===        ======

                      NEW ENGLAND LIFE INSURANCE COMPANY

  MetLife, Inc. will be assuming payments for sub-rental income and gross rental expense for office space, data processing and other equipment beginning in 2001 on the home office property owned by MetLife, Inc. The gross rental expense paid by the Company in 2000 was $12,223.

8. DEBT

  In 1995, the Company borrowed $25,000 from a bank, bearing interest, payable monthly, at a variable rate equal to the greater of the bank's base rate or money market rates plus 0.6% per annum. The loan was collateralized by sales loads and surrender charges collected on a defined block of variable life insurance policies issued by the Company. Repayment was structured in a manner to result in repayment over a term of five years or less. The Company repaid the entire outstanding balance of the loan in January 1999. Repayments of principal and interest of $13,310 and $8,612 were made during 1999 and 1998, respectively. The interest rate applied was 6.4% and 6.4% at January 31, 1999 and December 31, 1998 respectively.

9. COMMITMENTS AND CONTINGENCIES

  Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.
A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of approximately, $218 and $197 and $204 in 2000, 1999, and 1998, respectively, of which $206 and $197 and $203 were to be credited against premium taxes.

  Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

                      NEW ENGLAND LIFE INSURANCE COMPANY

10. OTHER EXPENSES

  Other operating costs and expenses consisted of the following:

                                YEARS ENDED DECEMBER 31,
                             -------------------------------
                               2000       1999       1998
                             ---------  ---------  ---------
   Compensation............  $  92,430  $  96,887  $  86,822
   Commissions.............    245,942    205,463    166,218
   Interest and debt
    expense................      5,527      5,493      9,374
   Amortization of policy
    acquisition costs......    110,149     29,831     31,874
   Capitalization of policy
    acquisition costs......   (223,651)  (216,913)  (182,943)
   Rent expense, net of
    sub-lease income.......     48,280      5,550      4,252
   Insurance taxes,
    licenses, and fees.....     27,236     21,253     21,802
   Other...................    229,961    234,317    179,260
                             ---------  ---------  ---------
   Total...................  $ 535,874  $ 381,881  $ 316,659
                             =========  =========  =========

11. FAIR VALUE INFORMATION

  The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

  Amounts related to the Company's financial instruments are as follows:

                                                             CARRYING ESTIMATED
                                                              VALUE   FAIR VALUE
                                                             -------- ----------
   DECEMBER 31, 2000:
   Assets
     Fixed maturities....................................... $245,366  $245,366
     Equity securities......................................   24,198    24,198
     Policy loans...........................................  233,816   233,816
     Short-term investments.................................    9,554     9,554
     Cash and cash equivalents..............................   44,584    44,584
   Liabilities
     Policyholder account balances..........................  101,252    99,158

                                                             CARRYING ESTIMATED
                                                              VALUE   FAIR VALUE
                                                             -------- ----------
   DECEMBER 31, 1999:
   Assets
     Fixed maturities....................................... $735,697  $735,697
     Equity securities......................................   22,685    22,685
     Policy loans...........................................  181,995   181,995
     Short-term investments.................................   62,619    62,619
     Cash and cash equivalents..............................   84,371    84,371
   Liabilities
     Policyholder account balances..........................   84,037    82,765
     Other policyholder funds...............................      525       525
     Short and long-term debt...............................   75,053    75,053

  The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

                      NEW ENGLAND LIFE INSURANCE COMPANY

 FIXED MATURITIES AND EQUITY SECURITIES

  The fair value of fixed maturities and equity securities that are publicly traded are based upon quotations obtained from an independent market pricing service or published by applicable stock exchanges. For securities for which the market values were not readily available, fair values were estimated by management, based primarily on interest rates, maturity, credit quality and average life.

 POLICY LOANS

  Policy loans are stated at unpaid principal balances, which approximates fair value.

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

  The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

 POLICYHOLDER ACCOUNT BALANCES

  The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Other policyholder funds include liabilities without defined durations such as policy proceeds and dividends left with the Company. The estimated fair value of such liabilities, which generally are of short duration or have periodic adjustments of interest rates, approximates their carrying value.

 SHORT-TERM AND LONG-TERM DEBT

  Short-term and long-term debt are stated at unpaid principal balances, which approximates fair value.

12. STATUTORY FINANCIAL INFORMATION

  The reconciliation of statutory surplus and statutory net income, determined in accordance with accounting practices prescribed or permitted by the Massachusetts Department of Insurance with such amounts determined in conformity with accounting principles generally accepted in the United States of America were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------
                                                  2000       1999       1998
                                               ----------  ---------  ---------
   Statutory surplus.........................  $  353,101  $ 399,864  $ 456,525
   Adjustments to GAAP for:
     Future policy benefits and policyholders
      account balances.......................    (548,323)  (435,980)  (336,821)
     Deferred policy acquisition costs.......   1,020,830    930,703    710,961
     Deferred federal income taxes...........      19,998    (38,669)   (42,334)
     Valuation of investments................      (5,100)   (46,890)    53,514
     Statutory asset valuation reserves......      16,393     13,514     10,636
     Statutory interest maintenance reserve..         266        462        816
     Surplus notes...........................      --        (75,053)   (69,560)
     Receivables from reinsurance
      transactions...........................      --          5,049     26,004
     Other, net..............................      39,966    100,303     35,330
                                               ----------  ---------  ---------
   GAAP equity...............................  $  857,135  $ 853,303  $ 845,071
                                               ==========  =========  =========
   Statutory net income (loss)...............  $  (11,085) $ (40,928) $ (28,043)
   Adjustments to GAAP for:
     Future policy benefits and policyholder
      account balances.......................    (311,223)  (295,868)  (196,754)
     Deferred policy acquisition costs.......     177,366    186,497    135,788
     Deferred federal income taxes...........      11,317     (8,434)       688
     Valuation of investments................     (60,529)    13,681    (13,490)
     Statutory interest maintenance reserve..        (196)      (354)       245
     Other, net..............................     206,281    191,130    113,003
                                               ----------  ---------  ---------
   GAAP net income...........................  $   11,931  $  45,724  $  11,437
                                               ==========  =========  =========

                      NEW ENGLAND LIFE INSURANCE COMPANY

13. RELATED PARTY TRANSACTIONS

  MetLife and the Company have entered into an Administrative Services Agreement to provide all administrative, accounting, legal and similar services to MetLife for certain administered contracts, which are life insurance and annuity contracts issued by NEMLICO prior to the merger, and those policies and contracts defined in the Administrative Services Agreement as Transition Policies which were sold by the Company's field force post-merger.

  The Company charged MetLife $164,293, $160,792 and $193,641 including accruals for administrative services on NEMLICO administered contracts for 2000, 1999, and 1998, respectively. In addition, $60,697, $9,442 and $14,123 for 2000, 1999 and 1998, respectively, was paid or payable by MetLife to the Company for varied and miscellaneous other services. These services were charged based upon direct costs incurred. Service fees are recorded by NELICO as a reduction in operating expenses.

  On December 30, 1998 the Company sold to MetLife Credit Corporation shares of preferred stock for $200,000. The Company paid $10,539 and 9,055 of dividends on the preferred stock in 2000 and 1999, respectively.

  On April 30, 1998 the Company acquired all the outstanding stock of N.L. Holding Corporation and its subsidiaries, and concurrently contributed such stock to the Company's downstream holding company, New England Life Holding Inc. In conjunction with the acquisition, the Company entered into employment agreements with key individuals of N.L. Holding Corporation.
The Company paid $0, $2,730 and $6,166 in 2000, 1999 and 1998, respectively under these agreements.

  Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 2000 were $11,604 and $568, respectively. Included in accrued income at December 31, 2000, were amounts receivable for sales-based commissions from NEF and SSR totaling $108 and $3, respectively. In 2000, NES earned asset-based income of $10,213 and $263 on average assets of approximately $3,500,000 and $110,000 under management with NEF and SSR, respectively. Included in accrued income at December 31, 1999 were amounts receivable for asset-based commissions from NEF and SSR totaling $321 and $9, respectively.

  Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1999 were $12,736 and $751, respectively. Included in accrued income at December 31, 1999, were amounts receivable for sales-based commissions from NEF and SSR totaling $312 and $4, respectively. In 1999, NES earned asset-based income of $11,184 and $183 on average assets of approximately $4,500,000 and $101,000 under management with NEF and SSR, respectively. Included in accrued income at December 31, 2000 were amounts receivable for asset-based commissions from NEF and SSR totaling $307 and $0, respectively.

  Commissions earned by NES from sales of New England Funds (NEF) and State Street Research (SSR) shares, subsidiaries of MetLife, for 1998 were $15,204 and $1,159, respectively. Included in accrued income at December 31, 1998, were amounts receivable for sales-based commissions from NEF and SSR totaling $385 and $14, respectively. In 1998, NES earned asset-based income of $9,193 and $139 on average assets of approximately $4,300,000 and $77,000 under management with NEF and SSR, respectively.

  Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

                      NEW ENGLAND LIFE INSURANCE COMPANY

  Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

14. SEPARATE ACCOUNTS

  Separate accounts reflect non-guaranteed separate accounts totaling $5,651,320 and $4,840,029 at December 31, 2000 and 1999, respectively, wherein the policyholder assumes the investment risk.

  Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees totaling $46,016, $36,934 and $30,714 in 2000, 1999 and 1998,
respectively.

15. CODIFICATION

  In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Commonwealth of Massachusetts Division of Insurance (the "Division") requires adoption of Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that the adoption of Codification by the NAIC and Codification as modified by the Division, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

16. BUSINESS SEGMENT INFORMATION

  The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments: Individual Life, Individual Annuity, Group Pension, Group Accident and Health, and Corporate. These segments are managed separately because they either provide different products and services, require different strategies, or have different technology requirements.

  Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells a variety of fixed annuity and variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Accident and Health provides group life, medical, and disability contracts to corporations and small businesses. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

  Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2000, 1999 and 1998. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

  Allocation of net investment income and investment gains (losses), net were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                                                 DECEMBER 31, 2000
                          --------------------------------------------------------------------
                                                                        CORPORATE
                          INDIVIDUAL  INDIVIDUAL   GROUP      GROUP        AND
                             LIFE      ANNUITY    PENSION   LIFE, A&H  SUBSIDIARIES   TOTAL
                          ----------  ----------  --------  ---------  ------------ ----------
REVENUES
Premiums................. $   69,639  $    --     $     18  $ 35,696     $ 19,866   $  125,219
Universal Life and
 Investment-Type Product
 Policy Fees.............    200,315      25,027     6,552     --           --         231,895
Net Investment Income....    (13,001)     (1,214)    1,636       (97)      75,935       63,260
Investment Gains
 (Losses), Net...........     35,203       1,789    (2,488)      143      (62,984)     (28,338)
Commissions, Fees and
 Other Revenues..........     27,348      10,303     7,369    45,843      277,262      368,126
                          ----------  ----------  --------  --------     --------   ----------
Total Revenues...........    319,504      35,906    13,087    81,585      310,079      760,162
BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits....     82,818       5,212        30    31,366       30,418      149,845
Interest Credited to
 Policyholder Account
 Balances................     13,034       2,405     3,054     --           1,040       19,534
Policyholder Dividends...      2,760      --         --          (33)      15,119       17,846
Other Operating Costs
 and Expenses............    159,955      32,805     8,080    50,837      284,197      535,874
                          ----------  ----------  --------  --------     --------   ----------
Total Benefits and Other
 Deductions..............    258,567      40,423    11,165    82,170      330,775      723,099
Income from Operations
 Before Income Taxes.....     60,938      (4,517)    1,923      (585)     (20,696)      37,063
Income Taxes.............      8,938      (2,207)    1,615      (189)      16,975       25,132
                          ----------  ----------  --------  --------     --------   ----------
Net Income...............     52,000      (2,310)      308      (396)     (37,671)      11,931
                          ==========  ==========  ========  ========     ========   ==========
ASSETS
Deferred Policy
 Acquisition Costs.......    914,797      82,663    10,984    12,385        --       1,020,830
Separate Account Assets..  2,879,330   1,703,628   726,411   341,951        --       5,651,320

LIABILITIES
Policyholder
 Liabilities.............    676,503      69,673    38,248    57,556       11,132      853,112
Separate Account
 Liabilities.............  2,879,330   1,703,628   726,411   341,951        --       5,651,320

                       NEW ENGLAND LIFE INSURANCE COMPANY

                                                 DECEMBER 31, 1999
                          --------------------------------------------------------------------
                                                                        CORPORATE
                          INDIVIDUAL  INDIVIDUAL   GROUP      GROUP        AND
                             LIFE      ANNUITY    PENSION   LIFE, A&H  SUBSIDIARIES   TOTAL
                          ----------  ----------  --------  ---------  ------------ ----------
REVENUES
Premiums................. $   63,358  $    --     $     15  $ 28,652     $ 31,613   $  123,638
Universal Life and
 Investment-Type Product
 Policy Fees.............    199,701      16,771     4,369     --           --         220,841
Net Investment Income....    (31,181)       (108)      (13)      167       99,633       68,498
Investment Gains
 (Losses), Net...........        402           1     --           (1)       2,520        2,922
Commissions, Fees and
 Other Revenues..........     25,376       6,708     3,005    34,610      196,192      265,891
                          ----------  ----------  --------  --------     --------   ----------
Total Revenues...........    257,656      23,372     7,376    63,428      329,958      681,790
BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits....    124,727       4,624       113    23,814       40,015      193,293
Interest Credited to
 Policyholder Account
 Balances................      8,811       1,623     1,220        30         (963)      10,721
Policyholder Dividends...      1,739      --         --          (32)      19,120       20,827
Other Operating Costs
 and Expenses............    128,466      21,826     6,196    36,326      189,067      381,881
                          ----------  ----------  --------  --------     --------   ----------
Total Benefits and Other
 Deductions..............    263,743      28,073     7,529    60,138      247,239      606,722
Income from Operations
 Before Income Taxes.....     (6,087)     (4,701)     (153)    3,290       82,719       75,068
Income Taxes.............      1,357      (1,563)      (26)    1,244       28,332       29,344
                          ----------  ----------  --------  --------     --------   ----------
Net Income............... $   (7,444) $   (3,138) $   (127) $  2,046     $ 54,387   $   45,724
                          ==========  ==========  ========  ========     ========   ==========
ASSETS
Deferred Policy
 Acquisition Costs....... $  771,879  $   63,123  $ 10,499  $  8,539     $ 76,663   $  930,703
Separate Account Assets..  2,704,767   1,398,993   517,920   218,349        --       4,840,029

LIABILITIES
Policyholder
 Liabilities.............    535,662      43,674    45,407    43,936      517,949    1,186,628
Separate Account
 Liabilities.............  2,704,767   1,398,993   517,920   218,349        --       4,840,029

                      NEW ENGLAND LIFE INSURANCE COMPANY

                                                 DECEMBER 31, 1998
                          ------------------------------------------------------------------
                                                            GROUP     CORPORATE
                          INDIVIDUAL  INDIVIDUAL  GROUP     LIFE,        AND
                             LIFE      ANNUITY   PENSION     A&H     SUBSIDIARIES   TOTAL
                          ----------  ---------- --------  --------  ------------ ----------
REVENUES
Premiums................. $   48,733   $     31  $    417  $ 21,394    $ 30,114   $  100,689
Universal Life and
 Investment-Type Product
 Policy Fees.............    161,936      9,332     2,788      (290)      --         173,766
Net Investment Income....    (22,496)    (1,752)     (405)      651      73,079       49,077
Investment Gains
 (Losses), Net...........       (182)        (7)       (4)       17       5,786        5,610
Commissions, Fees and
 Other Revenues..........      9,408      6,042     1,118    20,430     155,413      192,411
                          ----------   --------  --------  --------    --------   ----------
Total Revenues...........    197,399     13,646     3,914    42,202     264,392      521,553

BENEFITS AND OTHER
 DEDUCTIONS
Policyholder Benefits....     84,709      3,943       874    13,561      46,600      149,687
Interest Credited to
 Policyholder Account
 Balances................      6,337      1,264        83     --             51        7,735
Policyholder Dividends...      1,135          4     --            3      21,847       22,989
Other Operating Costs
 and Expenses............    103,284     14,324     3,617    15,731     179,703      316,659
                          ----------   --------  --------  --------    --------   ----------
Total Benefits and Other
 Deductions..............    195,465     19,535     4,574    29,295     248,201      497,070
Income from Operations
 Before Income Taxes.....      1,934     (5,889)     (660)   12,907      16,191       24,483
Income Taxes.............      9,968       (402)     (423)    3,986         (83)      13,046
                          ----------   --------  --------  --------    --------   ----------
Net Income............... $   (8,034)  $ (5,487) $   (237) $  8,921    $ 16,274   $   11,437
                          ==========   ========  ========  ========    ========   ==========
ASSETS
Deferred Policy
 Acquisition Costs....... $  616,959   $ 42,524  $  2,359  $  2,511    $ 46,608   $  710,961
Separate Account Assets..  2,073,552    835,648   235,467   113,716       --       3,258,383

LIABILITIES
Policyholder
 Liabilities.............    380,586     38,912       768    19,233     519,353      958,852
Separate Account
 Liabilities.............  2,073,552    835,648   235,467   113,716       --       3,258,383

  Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.